Schedule of Investments(a)
Invesco ESG S&P 500 Equal Weight ETF (RSPE)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-3.61%
Alphabet, Inc., Class A, (Acquired 08/09/2024 - 05/21/2026; Cost $151,172)(b)	558	$212,230
Alphabet, Inc., Class C, (Acquired 08/09/2024 - 05/21/2026; Cost $122,024)(b)	451	169,770
AT&T, Inc.	12,931	320,689
News Corp., Class A	9,176	239,493
News Corp., Class B(c)	3,030	90,355
Paramount Skydance Corp.(c)	28,821	305,791
Take-Two Interactive Software, Inc.(d)	1,534	343,861
T-Mobile US, Inc.	1,711	320,864
Walt Disney Co. (The)	3,207	326,569
		2,329,622
Consumer Discretionary-9.83%
Aptiv PLC(d)	5,503	373,874
Best Buy Co., Inc.	5,026	391,777
Carnival Corp. Ltd.	12,231	343,202
eBay, Inc.	3,171	346,495
Expedia Group, Inc.	1,219	275,238
Ford Motor Co.	26,182	456,614
Hasbro, Inc.	3,673	316,502
Hilton Worldwide Holdings, Inc.	982	321,762
Home Depot, Inc. (The)	973	308,577
Lowe’s Cos., Inc.	1,330	285,099
Marriott International, Inc., Class A	892	335,035
NIKE, Inc., Class B	7,214	333,503
Norwegian Cruise Line Holdings Ltd.(c)(d)	17,311	317,484
Ralph Lauren Corp.	864	314,410
Royal Caribbean Cruises Ltd.	1,234	351,233
Tapestry, Inc.	2,224	323,503
Ulta Beauty, Inc.(d)	587	298,695
Williams-Sonoma, Inc.	1,651	336,094
Yum! Brands, Inc.	2,083	308,180
		6,337,277
Consumer Staples-7.28%
Campbell’s Co. (The)(c)	16,002	337,802
Colgate-Palmolive Co.	4,090	368,632
General Mills, Inc.	9,548	322,818
Hershey Co. (The)	1,770	343,433
Kenvue, Inc.	19,342	334,230
Keurig Dr Pepper, Inc.	12,653	379,970
Kimberly-Clark Corp.	3,464	338,086
Kraft Heinz Co. (The)	15,222	365,480
Kroger Co. (The)	4,864	302,298
McCormick & Co., Inc.	6,437	304,921
Mondelez International, Inc., Class A	5,962	364,695
PepsiCo, Inc.	2,157	311,018
Target Corp.	2,533	321,868
Walmart, Inc.	2,581	298,751
		4,694,002
Financials-15.46%
Aflac, Inc.	2,885	324,332
Allstate Corp. (The)	1,547	318,821
American Express Co.	1,014	320,901
American International Group, Inc.	4,293	318,669
Apollo Global Management, Inc.	2,627	338,121
Arthur J. Gallagher & Co.	1,488	299,252
Assurant, Inc.	1,458	362,852
Bank of America Corp.	6,255	322,758
Bank of New York Mellon Corp. (The)	2,426	338,257
	Shares	Value
Financials-(continued)
Cboe Global Markets, Inc.	1,120	$373,587
Fifth Third Bancorp	6,549	326,992
Fiserv, Inc.(d)	5,291	299,259
Goldman Sachs Group, Inc. (The)	360	369,202
Hartford Insurance Group, Inc. (The)	2,404	305,621
Huntington Bancshares, Inc.	19,720	322,619
Intercontinental Exchange, Inc.	2,109	311,816
M&T Bank Corp.	1,526	329,784
Mastercard, Inc., Class A	655	323,557
MetLife, Inc.	4,320	357,221
Moody’s Corp.	729	330,419
MSCI, Inc.	559	352,941
Nasdaq, Inc.	3,820	353,426
Northern Trust Corp.	1,947	322,131
PayPal Holdings, Inc.	6,578	294,365
Principal Financial Group, Inc.	3,498	362,463
Prudential Financial, Inc.	3,469	349,120
S&P Global, Inc.	751	318,424
State Street Corp.	2,178	338,984
U.S. Bancorp	5,887	322,902
Visa, Inc., Class A	1,081	352,795
		9,961,591
Health Care-12.93%
Abbott Laboratories	3,610	309,016
AbbVie, Inc.	1,632	355,319
Agilent Technologies, Inc.	2,739	371,217
Becton, Dickinson and Co.	2,137	314,395
Boston Scientific Corp.(d)	5,621	271,551
Bristol-Myers Squibb Co.	5,632	322,038
Cardinal Health, Inc.	1,632	321,178
Centene Corp.(d)	8,542	509,103
Charles River Laboratories International, Inc.(d)	1,828	330,338
Cigna Group (The)	1,210	335,654
CVS Health Corp.	4,326	393,579
Danaher Corp.	1,718	313,827
DaVita, Inc.(d)	2,230	433,423
Edwards Lifesciences Corp.(d)	4,199	363,088
Elevance Health, Inc.	1,019	400,661
GE HealthCare Technologies, Inc.	4,632	288,759
Gilead Sciences, Inc.	2,508	337,150
Humana, Inc.	1,536	469,125
Medtronic PLC	4,082	301,292
Merck & Co., Inc.	2,971	352,717
Moderna, Inc.(d)	6,170	291,162
Regeneron Pharmaceuticals, Inc.	446	274,192
ResMed, Inc.	1,512	288,142
Waters Corp.(d)	1,000	383,570
		8,330,496
Industrials-15.91%
Broadridge Financial Solutions, Inc.	2,066	317,586
C.H. Robinson Worldwide, Inc.	1,822	325,500
Carrier Global Corp.	5,422	346,303
Caterpillar, Inc.	419	366,990
CSX Corp.	7,716	349,226
Cummins, Inc.	522	337,541
Deere & Co.	571	309,585
Dover Corp.	1,518	320,844
Emerson Electric Co.	2,310	332,224
GE Vernova, Inc.	339	328,260
Hubbell, Inc.	611	289,376
Ingersoll Rand, Inc.	3,945	282,620
See accompanying notes which are an integral part of this schedule.

Invesco ESG S&P 500 Equal Weight ETF (RSPE)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
J.B. Hunt Transport Services, Inc.	1,331	$367,928
Johnson Controls International PLC	2,392	320,672
Lennox International, Inc.	677	339,962
Otis Worldwide Corp.	4,243	300,574
PACCAR, Inc.	2,651	292,591
Pentair PLC	3,717	263,312
Quanta Services, Inc.	551	392,163
Republic Services, Inc.	1,629	326,517
Rockwell Automation, Inc.	816	368,065
Southwest Airlines Co.	8,178	351,245
Stanley Black & Decker, Inc.	4,390	348,654
Trane Technologies PLC	699	315,459
Union Pacific Corp.	1,331	349,574
United Rentals, Inc.	416	414,199
Veralto Corp.	3,732	306,882
Verisk Analytics, Inc.	1,836	321,282
W.W. Grainger, Inc.	284	350,524
Waste Management, Inc.	1,496	316,344
Xylem, Inc.	2,786	305,178
		10,257,180
Information Technology-20.56%
Accenture PLC, Class A	1,719	321,573
Adobe, Inc.(d)	1,355	351,230
Advanced Micro Devices, Inc.(d)	1,175	606,417
Akamai Technologies, Inc.(d)	3,409	509,782
Autodesk, Inc.(d)	1,362	315,044
Cisco Systems, Inc.	3,729	449,046
Corning, Inc.	2,022	366,305
Fortinet, Inc.(d)	3,926	541,670
Gen Digital, Inc.	16,807	433,453
Hewlett Packard Enterprise Co.	11,625	500,340
HP, Inc.	15,867	429,044
Intel Corp.(d)	5,048	578,905
International Business Machines Corp.	1,309	389,820
Jabil, Inc.	1,004	366,018
Keysight Technologies, Inc.(d)	985	333,255
KLA Corp.	188	361,281
Lam Research Corp.	1,293	411,407
Micron Technology, Inc.	744	722,424
Microsoft Corp.	788	354,789
NetApp, Inc.	2,994	521,824
NVIDIA Corp.	1,673	353,237
ON Semiconductor Corp.(d)	3,848	464,146
Palo Alto Networks, Inc.(d)	1,911	538,310
QUALCOMM, Inc.	2,467	619,266
Salesforce, Inc.	1,787	341,496
Seagate Technology Holdings PLC	596	524,361
ServiceNow, Inc.(d)	3,342	415,645
TE Connectivity PLC (Switzerland)	1,375	293,439
Western Digital Corp.	870	462,153
Workday, Inc., Class A(d)	2,589	378,486
		13,254,166
Materials-4.91%
Air Products and Chemicals, Inc.	1,135	316,234
Ball Corp.	5,280	288,658
CRH PLC	2,850	310,051
Dow, Inc.	8,734	294,772
	Shares	Value
Materials-(continued)
Ecolab, Inc.	1,235	$316,160
Freeport-McMoRan, Inc.	4,952	325,396
Linde PLC	675	335,941
LyondellBasell Industries N.V., Class A	4,685	312,255
Mosaic Co. (The)	13,829	330,513
Newmont Corp.	3,059	335,909
		3,165,889
Real Estate-6.90%
Alexandria Real Estate Equities, Inc.	6,997	347,611
BXP, Inc.	5,721	343,317
CBRE Group, Inc., Class A(d)	2,232	279,089
Digital Realty Trust, Inc.	1,663	315,970
Equity Residential	5,411	354,150
Federal Realty Investment Trust	3,008	359,847
Healthpeak Properties, Inc.	20,317	389,071
Host Hotels & Resorts, Inc.	15,844	364,095
Iron Mountain, Inc.	2,840	364,230
Kimco Realty Corp.	14,124	340,106
Prologis, Inc.	2,356	338,015
SBA Communications Corp., Class A	1,569	318,758
Weyerhaeuser Co.	13,445	329,537
		4,443,796
Utilities-2.49%
American Water Works Co., Inc.	2,534	312,366
Eversource Energy	5,006	341,760
Exelon Corp.	7,231	330,023
NRG Energy, Inc.	2,230	298,998
Sempra	3,592	320,154
		1,603,301
Total Common Stocks & Other Equity Interests (Cost $57,258,190)		64,377,320
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(e)(f) (Cost $19,970)	19,970	19,970
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $57,278,160)		64,397,290
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.60%
Invesco Private Government Fund, 3.58%(e)(f)(g)	106,722	106,722
Invesco Private Prime Fund, 3.75%(e)(f)(g)	279,500	279,556
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $386,278)		386,278
TOTAL INVESTMENTS IN SECURITIES-100.51% (Cost $57,664,438)		64,783,568
OTHER ASSETS LESS LIABILITIES-(0.51)%		(330,510)
NET ASSETS-100.00%		$64,453,058
See accompanying notes which are an integral part of this schedule.

Invesco ESG S&P 500 Equal Weight ETF (RSPE)—(continued)
May 31, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Restricted security. The aggregate value of these securities at May 31, 2026 was $382,000, which represented 0.59% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)	Non-income producing security.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$859,794	$(839,824)	$-	$-	$19,970	$702
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	763,317	5,676,223	(6,332,818)	-	-	106,722	7,458 *
Invesco Private Prime Fund	1,980,489	10,894,146	(12,594,960)	(48)	(71)	279,556	19,760 *
Total	$2,743,806	$17,430,163	$(19,767,602)	$(48)	$(71)	$406,248	$27,920

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco MSCI North America Climate ETF (KLMN)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-9.96%
Alphabet, Inc., Class A, (Acquired 03/02/2026 - 05/29/2026; Cost $65,768,193)(b)	213,120	$81,058,061
Alphabet, Inc., Class C, (Acquired 11/11/2025 - 05/27/2026; Cost $40,475,886)(b)	131,438	49,477,206
AT&T, Inc.	280,967	6,967,982
Comcast Corp., Class A	179,062	4,453,272
Meta Platforms, Inc., Class A	73,274	46,346,538
Netflix, Inc.(c)	145,830	12,544,296
Take-Two Interactive Software, Inc.(c)	10,595	2,374,975
T-Mobile US, Inc.	22,165	4,156,602
Verizon Communications, Inc.	168,241	8,043,602
Walt Disney Co. (The)	70,561	7,185,227
Warner Bros. Discovery, Inc.(c)	91,401	2,468,741
		225,076,502
Consumer Discretionary-9.40%
Airbnb, Inc., Class A(c)	20,081	2,676,998
Amazon.com, Inc.(c)	319,146	86,373,673
AutoZone, Inc.(c)	710	2,083,985
Booking Holdings, Inc.	30,788	5,154,835
Chipotle Mexican Grill, Inc.(c)	64,989	2,070,550
DoorDash, Inc., Class A(c)	15,145	2,412,447
eBay, Inc.	21,326	2,330,292
Ford Motor Co.	224,376	3,913,117
General Motors Co.	43,108	3,588,310
Hilton Worldwide Holdings, Inc.	11,150	3,653,409
Home Depot, Inc. (The)	37,533	11,903,216
Lowe’s Cos., Inc.	20,593	4,414,316
Marriott International, Inc., Class A	8,727	3,277,861
McDonald’s Corp.	28,806	8,042,635
MercadoLibre, Inc. (Brazil)(c)	1,860	3,153,909
NIKE, Inc., Class B	59,362	2,744,305
O’Reilly Automotive, Inc.(c)	32,753	2,845,581
Restaurant Brands International, Inc. (Canada)	30,855	2,310,401
Ross Stores, Inc.	13,372	3,098,694
Royal Caribbean Cruises Ltd.	9,080	2,584,440
Starbucks Corp.	44,176	4,380,492
Tesla, Inc.(c)	93,392	40,699,300
TJX Cos., Inc. (The)	39,711	6,145,277
Yum! Brands, Inc.	17,186	2,542,669
		212,400,712
Consumer Staples-4.95%
Altria Group, Inc.	70,810	4,926,960
Church & Dwight Co., Inc.	24,715	2,363,495
Coca-Cola Co. (The)	152,453	12,045,311
Colgate-Palmolive Co.	44,918	4,048,459
Costco Wholesale Corp.	14,946	14,293,159
General Mills, Inc.(d)	71,702	2,424,245
Hershey Co. (The)	9,393	1,822,524
Kenvue, Inc.	118,581	2,049,080
Keurig Dr Pepper, Inc.	83,260	2,500,298
Kraft Heinz Co. (The)	115,344	2,769,409
Loblaw Cos. Ltd. (Canada)	55,338	2,477,365
Mondelez International, Inc., Class A	65,549	4,009,632
Monster Beverage Corp.(c)	30,695	2,703,616
PepsiCo, Inc.	52,910	7,629,093
Philip Morris International, Inc. (Switzerland)	56,195	9,967,869
Procter & Gamble Co. (The)	87,816	12,606,865
	Shares	Value
Consumer Staples-(continued)
Sysco Corp.	37,181	$2,818,692
Target Corp.	21,490	2,730,734
Walmart, Inc.	152,505	17,652,454
		111,839,260
Energy-3.62%
Baker Hughes Co., Class A	57,980	3,703,762
Cameco Corp. (Canada)	25,421	2,858,675
Cheniere Energy, Inc.	11,054	2,485,602
Chevron Corp.	65,699	11,987,440
ConocoPhillips	53,511	6,099,184
Devon Energy Corp.	61,150	2,720,564
Diamondback Energy, Inc.	22,685	4,343,724
Enbridge, Inc. (Canada)	96,781	5,314,155
EOG Resources, Inc.	33,050	4,408,209
Exxon Mobil Corp.	142,910	20,759,107
ONEOK, Inc.	38,263	3,211,796
SLB Ltd.	82,917	4,523,122
TC Energy Corp. (Canada)	8	533
TechnipFMC PLC (United Kingdom)	41,914	2,867,756
Whitecap Resources, Inc. (Canada)	266,808	3,067,939
Williams Cos., Inc. (The)	46,373	3,310,568
		81,662,136
Financials-11.61%
Aflac, Inc.	23,862	2,682,566
Allstate Corp. (The)	12,167	2,507,497
American Express Co.	22,438	7,100,954
Aon PLC, Class A	11,823	3,736,777
Apollo Global Management, Inc.(d)	19,497	2,509,459
Arthur J. Gallagher & Co.	12,318	2,477,273
Bank of America Corp.	238,238	12,293,081
Bank of Montreal (Canada)	31,919	5,188,648
Bank of New York Mellon Corp. (The)	32,319	4,506,238
Bank of Nova Scotia (The) (Canada)	61,045	4,902,035
BlackRock, Inc.	5,899	6,175,545
Blackstone, Inc., Class A	34,248	4,005,989
Block, Inc., Class A(c)	28,005	2,120,539
Brookfield Corp. (Canada)	98,954	4,511,851
Canadian Imperial Bank of Commerce (Canada)	42,850	4,681,134
Capital One Financial Corp.	25,076	4,712,533
Charles Schwab Corp. (The)	63,151	5,516,240
Chubb Ltd.	15,110	4,710,240
Citigroup, Inc.	64,750	8,152,025
CME Group, Inc., Class A	16,232	4,440,101
Goldman Sachs Group, Inc. (The)	10,994	11,275,007
Intercontinental Exchange, Inc.	25,634	3,789,987
JPMorgan Chase & Co.	91,604	27,417,993
KKR & Co., Inc., Class A	29,372	2,817,950
Manulife Financial Corp. (Canada)(d)	96,493	3,693,569
Marsh & McLennan Cos., Inc.	27,955	4,471,961
Mastercard, Inc., Class A	29,870	14,755,183
MetLife, Inc.	3	248
Moody’s Corp.	8,044	3,645,943
Morgan Stanley	45,201	9,401,808
Nasdaq, Inc.	33,883	3,134,855
National Bank of Canada (Canada)	23,395	3,419,367
PayPal Holdings, Inc.	47,798	2,138,960
PNC Financial Services Group, Inc. (The)	16,797	3,714,153
Progressive Corp. (The)	23,116	4,401,286
Robinhood Markets, Inc., Class A(c)	31,955	3,013,356
Royal Bank of Canada (Canada)	54,659	10,492,560
See accompanying notes which are an integral part of this schedule.

Invesco MSCI North America Climate ETF (KLMN)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
S&P Global, Inc.	13,529	$5,736,296
Toronto-Dominion Bank (The) (Canada)	66,560	7,622,112
Travelers Cos., Inc. (The)	10,241	2,989,245
Truist Financial Corp.	72,461	3,493,345
U.S. Bancorp	65,164	3,574,245
Visa, Inc., Class A	59,922	19,556,144
Wells Fargo & Co.	107,046	8,300,347
Willis Towers Watson PLC	9,604	2,397,831
		262,184,476
Health Care-8.10%
Abbott Laboratories	72,094	6,171,247
AbbVie, Inc.	62,260	13,555,247
Agilent Technologies, Inc.	21,246	2,879,470
Amgen, Inc.	21,480	7,234,249
Becton, Dickinson and Co.	19,665	2,893,115
Boston Scientific Corp.(c)	73,625	3,556,824
Bristol-Myers Squibb Co.	85,667	4,898,439
Cardinal Health, Inc.	13,048	2,567,846
Cencora, Inc.	10,925	2,942,758
Cigna Group (The)	10,221	2,835,306
CVS Health Corp.	49,536	4,506,785
Danaher Corp.	24,161	4,413,490
Edwards Lifesciences Corp.(c)	30,629	2,648,490
Elevance Health, Inc.	8,862	3,484,450
Eli Lilly and Co.	26,662	29,461,510
Gilead Sciences, Inc.	48,326	6,496,464
HCA Healthcare, Inc.	5,629	2,130,802
Intuitive Surgical, Inc.(c)	12,489	5,303,329
Johnson & Johnson	87,301	19,671,534
McKesson Corp.	5,298	3,933,447
Medtronic PLC	59,551	4,395,459
Merck & Co., Inc.	90,943	10,796,753
Pfizer, Inc.	248,734	6,511,856
Regeneron Pharmaceuticals, Inc.	4,292	2,638,636
Stryker Corp.	12,609	3,846,880
Thermo Fisher Scientific, Inc.	14,318	7,051,758
UnitedHealth Group, Inc.	31,096	11,826,120
Vertex Pharmaceuticals, Inc.(c)	9,843	4,405,136
Waters Corp.(c)	16	6,137
		183,063,537
Industrials-9.08%
3M Co.	25,903	3,966,526
AMETEK, Inc.	15,306	3,456,860
Automatic Data Processing, Inc.	20,613	4,572,788
Bloom Energy Corp., Class A(c)	10,012	2,853,420
Boeing Co. (The)(c)	26,585	6,145,123
Broadridge Financial Solutions, Inc.	16,970	2,608,628
Canadian National Railway Co. (Canada)	29,984	3,553,329
Canadian Pacific Kansas City Ltd. (Canada)	44,863	4,009,027
Carrier Global Corp.	46,547	2,972,957
Caterpillar, Inc.	16,651	14,584,111
Cintas Corp.	14,560	2,493,546
Comfort Systems USA, Inc.	1,744	3,188,398
CSX Corp.	86,756	3,926,577
Cummins, Inc.	7,753	5,013,322
Deere & Co.	10,331	5,601,262
Dover Corp.	18,738	3,960,464
Eaton Corp. PLC	17,264	6,915,958
Element Fleet Management Corp. (Canada)(d)	117,160	2,336,311
Emerson Electric Co.	28,045	4,033,432
	Shares	Value
Industrials-(continued)
GE Vernova, Inc.	9,543	$9,240,678
General Dynamics Corp.	9,736	3,376,640
General Electric Co.	36,494	11,815,297
Honeywell International, Inc.	27,997	6,659,366
Howmet Aerospace, Inc.	15,687	4,051,168
Ingersoll Rand, Inc.	42,118	3,017,334
Johnson Controls International PLC	31,219	4,185,219
L3Harris Technologies, Inc.	11,015	3,471,708
Lockheed Martin Corp.	8,334	4,420,770
Norfolk Southern Corp.	11,244	3,428,970
Northrop Grumman Corp.	6,075	3,424,356
Otis Worldwide Corp.	39,829	2,821,486
PACCAR, Inc.	33,637	3,712,516
Parker-Hannifin Corp.	5,765	4,869,292
Quanta Services, Inc.	5,946	4,231,947
Rocket Lab Corp.(c)	20,581	2,952,962
RTX Corp.	48,711	8,751,418
Trane Technologies PLC	11,188	5,049,144
TransDigm Group, Inc.	2,542	3,198,649
Uber Technologies, Inc.(c)	68,878	4,849,011
Union Pacific Corp.	23,129	6,074,601
United Rentals, Inc.	2,887	2,874,499
Verisk Analytics, Inc.	11,679	2,043,708
Vertiv Holdings Co., Class A	13,862	4,376,372
Waste Management, Inc.	14,489	3,063,844
Xylem, Inc.	25,788	2,824,818
		204,977,812
Information Technology-37.87%
Accenture PLC, Class A	26,083	4,879,347
Adobe, Inc.(c)	17,299	4,484,074
Advanced Micro Devices, Inc.(c)	55,473	28,629,615
Amphenol Corp., Class A	48,000	7,140,480
Analog Devices, Inc.	19,141	7,921,503
Apple, Inc.	484,888	151,314,149
Applied Materials, Inc.	30,695	13,814,592
AppLovin Corp., Class A(c)	8,088	4,958,672
Arista Networks, Inc.(c)	41,852	6,674,138
Astera Labs, Inc.(c)	6,244	2,140,755
Autodesk, Inc.(c)	12,280	2,840,487
Broadcom, Inc.	148,651	66,412,807
Cadence Design Systems, Inc.(c)	11,162	4,184,969
Celestica, Inc. (Canada)(c)	6,132	2,372,631
CGI, Inc., Class A (Canada)	35,815	2,503,189
Ciena Corp.(c)	6,251	3,627,018
Cisco Systems, Inc.	143,295	17,255,584
Cloudflare, Inc., Class A(c)	12,858	3,109,322
Coherent Corp.(c)	8,105	2,929,714
Corning, Inc.	31,938	5,785,888
CrowdStrike Holdings, Inc., Class A(c)	8,758	6,402,098
Datadog, Inc., Class A(c)	12,439	3,076,787
Dell Technologies, Inc., Class C	13,205	5,558,116
Flex Ltd.(c)	22,109	3,333,595
Fortinet, Inc.(c)	26,368	3,637,993
Hewlett Packard Enterprise Co.	68,447	2,945,959
HP, Inc.	86,310	2,333,822
Intel Corp.(c)	148,878	17,073,329
International Business Machines Corp.	32,235	9,599,583
Intuit, Inc.	11,369	3,769,165
Keysight Technologies, Inc.(c)	10,857	3,673,249
KLA Corp.	5,205	10,002,500
Lam Research Corp.	46,944	14,936,642
Lumentum Holdings, Inc.(c)	3,105	2,654,651
See accompanying notes which are an integral part of this schedule.

Invesco MSCI North America Climate ETF (KLMN)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Information Technology-(continued)
Marvell Technology, Inc.	32,309	$6,623,345
Micron Technology, Inc.	37,923	36,823,233
Microsoft Corp.	234,028	105,368,767
Monolithic Power Systems, Inc.	2,026	3,173,141
Motorola Solutions, Inc.	7,190	2,899,583
NVIDIA Corp.	761,943	160,876,645
NXP Semiconductors N.V. (Netherlands)	12,258	3,939,108
Oracle Corp.	58,602	13,231,160
Palantir Technologies, Inc., Class A(c)	73,561	11,515,239
Palo Alto Networks, Inc.(c)	30,288	8,531,827
QUALCOMM, Inc.	38,736	9,723,511
Salesforce, Inc.	34,006	6,498,547
Seagate Technology Holdings PLC	8,275	7,280,345
ServiceNow, Inc.(c)	47,181	5,867,901
Shopify, Inc., Class A (Canada)(c)	46,521	5,552,261
Snowflake, Inc., Class A(c)	15,566	3,977,891
Super Micro Computer, Inc.(c)(d)	12	553
Synopsys, Inc.(c)	7,633	3,630,407
TE Connectivity PLC (Switzerland)	16,772	3,579,312
Teradyne, Inc.	7,382	2,763,156
Texas Instruments, Inc.	32,097	9,811,411
Trimble, Inc.(c)	38,954	2,197,395
Western Digital Corp.	13,365	7,099,622
Workday, Inc., Class A(c)	17,903	2,617,240
		855,558,023
Materials-2.42%
Agnico Eagle Mines Ltd. (Canada)	30,991	5,702,587
Amcor PLC	66,884	2,596,437
Corteva, Inc.	42,313	3,312,262
DuPont de Nemours, Inc.	54,383	2,633,225
Ecolab, Inc.	17,694	4,529,664
Franco-Nevada Corp. (Canada)	15,559	3,607,072
Freeport-McMoRan, Inc.	78,417	5,152,781
Linde PLC	15,976	7,951,096
Newmont Corp.	52,741	5,791,489
PPG Industries, Inc.	31,835	3,596,718
Sherwin-Williams Co. (The)	10,835	3,292,106
Wheaton Precious Metals Corp. (Canada)	48,272	6,495,371
		54,660,808
Real Estate-2.15%
American Tower Corp.	24,048	4,496,014
AvalonBay Communities, Inc.	17,768	3,242,838
CBRE Group, Inc., Class A(c)	18,170	2,271,977
Digital Realty Trust, Inc.	16,397	3,115,430
Equinix, Inc.	4,265	4,555,191
	Shares	Value
Real Estate-(continued)
Equity Residential	45,765	$2,995,319
Healthpeak Properties, Inc.	3	57
Iron Mountain, Inc.	15,907	2,040,073
Kimco Realty Corp.	131,886	3,175,815
Prologis, Inc.	42,550	6,104,648
Regency Centers Corp.	41,969	3,246,302
Simon Property Group, Inc.	19,564	4,008,859
Ventas, Inc.(d)	35,909	3,031,438
Welltower, Inc.	30,964	6,357,838
		48,641,799
Utilities-0.81%
Consolidated Edison, Inc.	28,344	2,993,977
Constellation Energy Corp.	11,711	3,369,840
Exelon Corp.	75,021	3,423,959
NextEra Energy, Inc.	67,022	5,831,584
Sempra	29,688	2,646,091
		18,265,451
Total Common Stocks & Other Equity Interests (Cost $2,074,998,424)		2,258,330,516
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(e)(f) (Cost $1,340,157)	1,340,157	1,340,157
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $2,076,338,581)		2,259,670,673
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.52%
Invesco Private Government Fund, 3.58%(e)(f)(g)	3,287,576	3,287,576
Invesco Private Prime Fund, 3.75%(e)(f)(g)	8,537,169	8,538,876
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,826,452)		11,826,452
TOTAL INVESTMENTS IN SECURITIES-100.55% (Cost $2,088,165,033)		2,271,497,125
OTHER ASSETS LESS LIABILITIES-(0.55)%		(12,482,000)
NET ASSETS-100.00%		$2,259,015,125

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Restricted security. The aggregate value of these securities at May 31, 2026 was $130,535,267, which represented 5.78% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at May 31, 2026.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco MSCI North America Climate ETF (KLMN)—(continued)
May 31, 2026
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$256,548	$30,955,310	$(29,871,701)	$-	$-	$1,340,157	$26,147
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,327,669	114,497,675	(116,537,768)	-	-	3,287,576	108,083 *
Invesco Private Prime Fund	15,301,303	221,962,380	(228,724,694)	(1,076)	963	8,538,876	302,526 *
Total	$20,885,520	$367,415,365	$(375,134,163)	$(1,076)	$963	$13,166,609	$436,756

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco MSCI USA ETF (PBUS)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-10.42%
Alphabet, Inc., Class A, (Acquired 09/14/2021 - 05/29/2026; Cost $217,185,139)(b)	1,023,126	$389,135,743
Alphabet, Inc., Class C, (Acquired 08/16/2021 - 05/29/2026; Cost $165,079,548)(b)	812,296	305,772,583
AST SpaceMobile, Inc.(c)(d)	41,805	4,741,105
AT&T, Inc.	1,227,006	30,429,749
Charter Communications, Inc., Class A(c)(d)	14,351	2,067,262
Comcast Corp., Class A	630,604	15,683,121
EchoStar Corp., Class A(c)(d)	22,841	2,950,829
Electronic Arts, Inc.	39,585	7,985,086
Fox Corp., Class A(d)	35,270	2,254,458
Fox Corp., Class B	23,694	1,359,799
Liberty Media Corp.-Liberty Formula One(c)(d)	37,412	3,396,635
Live Nation Entertainment, Inc.(c)(d)	27,568	4,642,727
Meta Platforms, Inc., Class A	385,923	244,100,157
Netflix, Inc.(c)	739,980	63,653,080
News Corp., Class A	64,356	1,679,692
Omnicom Group, Inc.	50,080	3,641,317
Reddit, Inc., Class A(c)	20,243	3,562,768
Roblox Corp., Class A(c)	104,642	4,933,870
Take-Two Interactive Software, Inc.(c)	30,914	6,929,682
T-Mobile US, Inc.	87,132	16,339,864
Verizon Communications, Inc.	734,576	35,120,079
Walt Disney Co. (The)	311,322	31,701,919
Warner Bros. Discovery, Inc.(c)	414,024	11,182,788
		1,193,264,313
Consumer Discretionary-9.78%
Airbnb, Inc., Class A(c)	74,434	9,922,797
Amazon.com, Inc.(c)	1,700,903	460,332,388
Aptiv PLC(c)(d)	37,455	2,544,693
AutoZone, Inc.(c)	2,891	8,485,634
Best Buy Co., Inc.	34,913	2,721,468
Booking Holdings, Inc.	137,636	23,044,395
Burlington Stores, Inc.(c)	11,043	3,576,055
Carnival Corp. Ltd.	224,673	6,304,324
Carvana Co.(c)(d)	113,083	8,255,059
Chipotle Mexican Grill, Inc.(c)	228,882	7,292,181
D.R. Horton, Inc.	45,824	6,740,252
Darden Restaurants, Inc.(d)	20,125	4,103,689
Deckers Outdoor Corp.(c)	24,944	2,839,874
Dick’s Sporting Goods, Inc.(d)	10,645	2,422,483
Domino’s Pizza, Inc.	5,319	1,651,975
DoorDash, Inc., Class A(c)	64,843	10,328,841
eBay, Inc.	74,789	8,172,194
Expedia Group, Inc.	20,559	4,642,017
Flutter Entertainment PLC (Ireland)(c)(d)	24,518	2,377,756
Ford Motor Co.	688,639	12,009,864
Garmin Ltd.	28,754	6,726,136
General Motors Co.	158,856	13,223,173
Genuine Parts Co.	24,448	2,413,018
Hilton Worldwide Holdings, Inc.	40,211	13,175,536
Home Depot, Inc. (The)	175,034	55,510,283
Hyatt Hotels Corp., Class A	6,845	1,241,409
Las Vegas Sands Corp.	52,482	2,654,015
Lennar Corp., Class A	35,935	3,226,244
Lowe’s Cos., Inc.	98,420	21,097,311
lululemon athletica, Inc.(c)	17,475	2,292,371
	Shares	Value
Consumer Discretionary-(continued)
Marriott International, Inc., Class A	38,407	$14,425,669
McDonald’s Corp.	124,845	34,856,724
MercadoLibre, Inc. (Brazil)(c)	8,015	13,590,635
NIKE, Inc., Class B	210,795	9,745,053
NVR, Inc.(c)	463	2,826,522
O’Reilly Automotive, Inc.(c)	147,034	12,774,314
PulteGroup, Inc.	33,673	3,979,475
Rivian Automotive, Inc., Class A(c)(d)	141,305	2,303,272
Ross Stores, Inc.	55,232	12,798,911
Royal Caribbean Cruises Ltd.	44,771	12,743,170
SharkNinja, Inc.(c)	14,958	1,823,231
Starbucks Corp.	200,214	19,853,220
Tapestry, Inc.	35,581	5,175,612
Tesla, Inc.(c)	494,576	215,531,275
TJX Cos., Inc. (The)	194,504	30,099,494
Tractor Supply Co.	92,435	2,914,476
Ulta Beauty, Inc.(c)	7,684	3,910,003
Williams-Sonoma, Inc.	20,911	4,256,852
Yum! Brands, Inc.	48,578	7,187,115
		1,120,122,458
Consumer Staples-4.45%
Altria Group, Inc.	293,712	20,436,481
Archer-Daniels-Midland Co.	84,686	6,756,249
Bunge Global S.A.	22,142	2,730,109
Casey’s General Stores, Inc.	6,494	4,981,807
Church & Dwight Co., Inc.	41,628	3,980,886
Clorox Co. (The)	21,253	1,913,195
Coca-Cola Co. (The)	680,754	53,786,374
Colgate-Palmolive Co.	133,941	12,072,102
Constellation Brands, Inc., Class A	24,375	3,383,737
Costco Wholesale Corp.	77,966	74,560,445
Dollar General Corp.	38,698	4,280,386
Dollar Tree, Inc.(c)	32,935	3,834,951
Estee Lauder Cos., Inc. (The), Class A	43,443	3,864,255
General Mills, Inc.(d)	93,791	3,171,074
Hershey Co. (The)	26,020	5,048,661
Kenvue, Inc.	336,839	5,820,578
Keurig Dr Pepper, Inc.	226,831	6,811,735
Kimberly-Clark Corp.	58,334	5,693,398
Kraft Heinz Co. (The)	150,819	3,621,164
Kroger Co. (The)	96,886	6,021,465
McCormick & Co., Inc.	44,623	2,113,791
Mondelez International, Inc., Class A	225,263	13,779,338
Monster Beverage Corp.(c)	124,596	10,974,416
PepsiCo, Inc.	240,191	34,633,140
Philip Morris International, Inc. (Switzerland)	273,885	48,581,721
Procter & Gamble Co. (The)	408,412	58,631,627
Sysco Corp.	84,033	6,370,542
Target Corp.	79,581	10,112,358
Tyson Foods, Inc., Class A	49,568	3,024,639
Walmart, Inc.	770,570	89,193,477
		510,184,101
Energy-3.19%
Baker Hughes Co., Class A	174,288	11,133,517
Cheniere Energy, Inc.	36,006	8,096,309
Chevron Corp.	324,362	59,183,090
ConocoPhillips	214,812	24,484,272
Devon Energy Corp.	192,726	8,574,380
Diamondback Energy, Inc.	33,374	6,390,454
EOG Resources, Inc.	94,148	12,557,460
See accompanying notes which are an integral part of this schedule.

Invesco MSCI USA ETF (PBUS)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Energy-(continued)
EQT Corp.	104,318	$5,730,188
Expand Energy Corp.	42,246	3,928,033
Exxon Mobil Corp.	730,454	106,105,748
Halliburton Co.	146,764	5,701,781
Kinder Morgan, Inc.	332,332	10,328,879
Marathon Petroleum Corp.	51,757	12,875,589
Occidental Petroleum Corp.	129,995	7,361,617
ONEOK, Inc.	110,715	9,293,417
Phillips 66	70,470	12,394,264
SLB Ltd.	263,805	14,390,563
Targa Resources Corp.	36,804	9,387,596
TechnipFMC PLC (United Kingdom)	70,290	4,809,242
Texas Pacific Land Corp.	10,301	4,048,293
Valero Energy Corp.	52,539	12,862,598
Williams Cos., Inc. (The)	214,903	15,341,925
		364,979,215
Financials-11.04%
Affirm Holdings, Inc.(c)(d)	48,817	3,595,372
Aflac, Inc.	81,478	9,159,757
Allstate Corp. (The)	45,384	9,353,189
American Express Co.	93,396	29,557,032
American International Group, Inc.	93,999	6,977,546
Ameriprise Financial, Inc.	15,941	7,105,063
Annaly Capital Management, Inc.	126,247	2,758,497
Aon PLC, Class A	35,770	11,305,466
Apollo Global Management, Inc.	73,671	9,482,194
Arch Capital Group Ltd.(c)	61,043	5,453,582
Ares Management Corp., Class A	36,878	4,738,823
Arthur J. Gallagher & Co.	45,177	9,085,546
Bank of America Corp.	1,192,959	61,556,684
Bank of New York Mellon Corp. (The)	120,714	16,831,153
Berkshire Hathaway, Inc., Class B(c)	244,394	115,960,065
BlackRock, Inc.	25,935	27,150,833
Blackstone, Inc., Class A	130,431	15,256,514
Block, Inc., Class A(c)	90,003	6,815,027
Brown & Brown, Inc.	50,718	2,852,888
Capital One Financial Corp.	105,123	19,755,765
Carlyle Group, Inc. (The)(d)	46,019	2,090,643
Cboe Global Markets, Inc.	18,406	6,139,505
Charles Schwab Corp. (The)	290,172	25,346,524
Chubb Ltd.	61,442	19,153,315
Cincinnati Financial Corp.	27,364	4,307,641
Citigroup, Inc.	299,737	37,736,888
Citizens Financial Group, Inc.	74,683	4,649,764
CME Group, Inc., Class A	63,762	17,441,458
Coinbase Global, Inc., Class A(c)(d)	37,235	7,038,532
Corebridge Financial, Inc.	42,138	1,137,726
Corpay, Inc.(c)	11,042	3,994,996
Erie Indemnity Co., Class A(d)	4,467	951,784
Everest Group Ltd.	7,031	2,278,255
Fidelity National Financial, Inc.	45,262	2,143,156
Fidelity National Information Services, Inc.	90,399	3,886,253
Fifth Third Bancorp	159,136	7,945,660
First Citizens BancShares, Inc., Class A	1,330	2,647,378
Fiserv, Inc.(c)	93,983	5,315,678
Global Payments, Inc.(d)	41,116	3,104,669
Goldman Sachs Group, Inc. (The)	51,845	53,170,158
Hartford Insurance Group, Inc. (The)	48,331	6,144,320
Huntington Bancshares, Inc.	357,991	5,856,733
Interactive Brokers Group, Inc., Class A	74,363	6,467,350
Intercontinental Exchange, Inc.	99,537	14,716,545
	Shares	Value
Financials-(continued)
JPMorgan Chase & Co.	471,360	$141,082,762
KeyCorp	160,238	3,417,877
KKR & Co., Inc., Class A	109,672	10,521,932
Loews Corp.	29,833	3,089,207
LPL Financial Holdings, Inc.	14,089	3,857,146
M&T Bank Corp.	26,182	5,658,192
Markel Group, Inc.(c)(d)	2,202	3,997,929
Marsh & McLennan Cos., Inc.	84,668	13,544,340
Mastercard, Inc., Class A	143,898	71,082,734
MetLife, Inc.	97,399	8,053,923
Moody’s Corp.	26,481	12,002,513
Morgan Stanley	208,242	43,314,336
MSCI, Inc.	12,528	7,909,929
Nasdaq, Inc.	79,914	7,393,643
Northern Trust Corp.	30,892	5,111,081
PayPal Holdings, Inc.	150,200	6,721,450
Pinnacle Financial Partners, Inc.	26,548	2,594,802
PNC Financial Services Group, Inc. (The)	70,648	15,621,686
Principal Financial Group, Inc.	38,103	3,948,233
Progressive Corp. (The)	102,798	19,572,739
Prudential Financial, Inc.	61,123	6,151,419
Raymond James Financial, Inc.(d)	31,171	4,470,233
Regions Financial Corp.	150,135	4,203,780
Robinhood Markets, Inc., Class A(c)	131,900	12,438,170
Rocket Cos., Inc., Class A(c)	157,829	2,290,099
S&P Global, Inc.	53,273	22,587,752
SoFi Technologies, Inc.(c)(d)	224,108	4,083,248
State Street Corp.	48,981	7,623,403
Synchrony Financial	61,084	4,363,841
T. Rowe Price Group, Inc.(d)	38,238	3,997,018
Toast, Inc., Class A(c)	82,879	2,157,340
TPG, Inc.(c)(e)	38,375	0
Tradeweb Markets, Inc., Class A	20,388	2,043,897
Travelers Cos., Inc. (The)	37,367	10,907,054
Truist Financial Corp.	218,092	10,514,215
U.S. Bancorp	272,784	14,962,202
Visa, Inc., Class A	295,428	96,415,882
W.R. Berkley Corp.(d)	37,839	2,404,290
Wells Fargo & Co.	538,503	41,755,523
Willis Towers Watson PLC	16,617	4,148,766
		1,264,430,513
Health Care-8.44%
Abbott Laboratories	306,073	26,199,849
AbbVie, Inc.	310,829	67,673,690
Agilent Technologies, Inc.	49,661	6,730,555
Alnylam Pharmaceuticals, Inc.(c)	23,308	7,038,550
Amgen, Inc.	94,736	31,906,137
Becton, Dickinson and Co.	50,084	7,368,358
Biogen, Inc.(c)	25,788	5,054,448
Boston Scientific Corp.(c)	261,171	12,617,171
Bristol-Myers Squibb Co.	358,801	20,516,241
Cardinal Health, Inc.	41,355	8,138,664
Cencora, Inc.	32,473	8,746,927
Centene Corp.(c)	86,419	5,150,572
Cigna Group (The)	46,337	12,853,884
Cooper Cos., Inc. (The)(c)	34,291	2,098,952
CVS Health Corp.	223,572	20,340,581
Danaher Corp.	111,935	20,447,167
Dexcom, Inc.(c)	67,632	4,987,184
Edwards Lifesciences Corp.(c)	101,321	8,761,227
Elevance Health, Inc.	38,599	15,176,741
Eli Lilly and Co.	141,129	155,947,545
See accompanying notes which are an integral part of this schedule.

Invesco MSCI USA ETF (PBUS)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
GE HealthCare Technologies, Inc.	80,184	$4,998,671
Gilead Sciences, Inc.	218,125	29,322,544
HCA Healthcare, Inc.	27,506	10,412,121
Humana, Inc.	21,093	6,442,224
IDEXX Laboratories, Inc.(c)	13,955	7,864,061
Illumina, Inc.(c)	26,195	4,268,737
Incyte Corp.(c)	29,728	2,875,887
Insmed, Inc.(c)	36,983	3,953,853
Insulet Corp.(c)	12,172	1,764,210
Intuitive Surgical, Inc.(c)	62,413	26,503,056
IQVIA Holdings, Inc.(c)	29,823	5,434,049
Johnson & Johnson	423,277	95,377,006
Labcorp Holdings, Inc.	14,477	3,764,889
McKesson Corp.	21,529	15,983,991
Medline, Inc.(c)	64,925	2,373,658
Medtronic PLC	225,620	16,653,012
Merck & Co., Inc.	434,486	51,582,178
Mettler-Toledo International, Inc.(c)	3,576	4,221,754
Natera, Inc.(c)	23,663	5,285,604
Neurocrine Biosciences, Inc.(c)	16,758	2,652,791
Pfizer, Inc.	999,639	26,170,549
Quest Diagnostics, Inc.	19,306	3,762,739
Regeneron Pharmaceuticals, Inc.	18,259	11,225,268
ResMed, Inc.	25,599	4,878,401
Revolution Medicines, Inc.(c)	28,431	4,477,314
Royalty Pharma PLC, Class A	72,236	4,027,879
STERIS PLC	17,237	3,666,827
Stryker Corp.	60,573	18,480,217
Thermo Fisher Scientific, Inc.	65,309	32,165,336
United Therapeutics Corp.(c)	6,931	3,859,319
UnitedHealth Group, Inc.	159,507	60,662,107
Veeva Systems, Inc., Class A(c)	25,830	4,503,202
Vertex Pharmaceuticals, Inc.(c)	44,696	20,003,248
Waters Corp.(c)	17,283	6,629,240
West Pharmaceutical Services, Inc.	12,656	4,085,483
Zimmer Biomet Holdings, Inc.	34,020	2,800,867
Zoetis, Inc.	73,897	5,741,058
		966,627,793
Industrials-8.65%
3M Co.	92,557	14,173,253
Allegion PLC	15,143	1,969,650
AMETEK, Inc.	40,258	9,092,269
Automatic Data Processing, Inc.	70,761	15,697,620
Axon Enterprise, Inc.(c)	13,420	6,021,822
Bloom Energy Corp., Class A(c)	47,448	13,522,680
Boeing Co. (The)(c)	131,198	30,326,418
Broadridge Financial Solutions, Inc.	20,513	3,153,258
C.H. Robinson Worldwide, Inc.	20,707	3,699,306
Carlisle Cos., Inc.(d)	7,182	2,476,425
Carrier Global Corp.	132,135	8,439,462
Caterpillar, Inc.	81,771	71,620,766
Cintas Corp.	59,764	10,235,183
CNH Industrial N.V.(d)	152,618	1,558,230
Comfort Systems USA, Inc.	6,183	11,303,822
Copart, Inc.(c)	156,591	5,131,487
CSX Corp.	326,865	14,793,910
Cummins, Inc.	24,280	15,700,176
Curtiss-Wright Corp.	6,485	4,848,251
Deere & Co.	42,720	23,161,930
Delta Air Lines, Inc.	28,866	2,380,868
Dover Corp.	23,689	5,006,907
Eaton Corp. PLC	68,180	27,312,908
	Shares	Value
Industrials-(continued)
EMCOR Group, Inc.	7,823	$6,468,213
Emerson Electric Co.	98,760	14,203,663
Equifax, Inc.(d)	21,204	3,515,411
Expeditors International of Washington, Inc.	23,371	3,692,384
Fastenal Co.	201,798	8,919,472
FedEx Corp.	38,783	15,968,900
Ferguson Enterprises, Inc.	34,165	7,720,265
Fortive Corp.	50,041	2,918,391
FTAI Aviation Ltd.(d)	17,577	4,575,996
GE Vernova, Inc.	47,367	45,866,413
General Dynamics Corp.	40,460	14,032,337
General Electric Co.	183,610	59,445,574
Graco, Inc.	29,137	2,198,387
HEICO Corp.(d)	7,509	2,614,484
HEICO Corp., Class A(d)	13,342	3,466,385
Honeywell International, Inc.	111,706	26,570,389
Howmet Aerospace, Inc.	70,462	18,196,811
Hubbell, Inc.	9,322	4,414,992
IDEX Corp.	13,039	2,749,012
Illinois Tool Works, Inc.	48,115	11,897,877
Ingersoll Rand, Inc.	68,817	4,930,050
J.B. Hunt Transport Services, Inc.	13,298	3,675,966
Jacobs Solutions, Inc.	20,636	2,473,431
Johnson Controls International PLC	107,563	14,419,896
L3Harris Technologies, Inc.	32,819	10,343,892
Leidos Holdings, Inc.	21,019	2,686,228
Lennox International, Inc.(d)	5,505	2,764,391
Lockheed Martin Corp.	36,450	19,334,902
Masco Corp.	35,660	2,505,115
MasTec, Inc.(c)	10,738	4,062,937
Nordson Corp.	9,317	2,677,054
Norfolk Southern Corp.	39,458	12,033,112
Northrop Grumman Corp.	23,713	13,366,544
Old Dominion Freight Line, Inc.	32,961	7,421,169
Otis Worldwide Corp.	68,309	4,839,010
PACCAR, Inc.	92,480	10,207,018
Parker-Hannifin Corp.	22,184	18,737,272
Paychex, Inc.	56,664	5,495,275
Pentair PLC	28,402	2,011,998
Quanta Services, Inc.	26,367	18,766,185
Republic Services, Inc.	35,293	7,074,129
Rocket Lab Corp.(c)	91,423	13,117,372
Rockwell Automation, Inc.	19,743	8,905,278
Rollins, Inc.	50,818	2,418,937
RTX Corp.	236,533	42,495,519
Snap-on, Inc.	9,153	3,397,685
Textron, Inc.	30,595	2,807,397
Trane Technologies PLC	38,892	17,551,960
TransDigm Group, Inc.	9,928	12,492,601
TransUnion	33,910	2,426,600
Uber Technologies, Inc.(c)	313,200	22,049,280
Union Pacific Corp.	104,328	27,400,706
United Airlines Holdings, Inc.(c)	14,260	1,637,048
United Parcel Service, Inc., Class B	130,875	13,963,054
United Rentals, Inc.	11,072	11,024,058
Veralto Corp.	43,153	3,548,471
Verisk Analytics, Inc.	23,023	4,028,795
Vertiv Holdings Co., Class A	63,878	20,166,923
W.W. Grainger, Inc.	7,691	9,492,540
Waste Connections, Inc.	44,928	6,695,171
Waste Management, Inc.	70,809	14,973,271
See accompanying notes which are an integral part of this schedule.

Invesco MSCI USA ETF (PBUS)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
Watsco, Inc.	6,141	$2,254,361
Westinghouse Air Brake Technologies Corp.	29,906	7,810,251
XPO, Inc.(c)	20,111	4,308,782
Xylem, Inc.	42,728	4,680,425
		990,534,016
Information Technology-38.23%
Accenture PLC, Class A	107,892	20,183,356
Adobe, Inc.(c)	71,034	18,412,723
Advanced Micro Devices, Inc.(c)	286,504	147,864,714
Amphenol Corp., Class A	216,056	32,140,491
Analog Devices, Inc.	85,793	35,505,433
Apple, Inc.	2,579,989	805,111,367
Applied Materials, Inc.	139,464	62,767,168
AppLovin Corp., Class A(c)	40,346	24,735,729
Arista Networks, Inc.(c)	187,694	29,931,562
Astera Labs, Inc.(c)	23,930	8,204,401
Atlassian Corp., Class A(c)(d)	29,807	3,207,531
Autodesk, Inc.(c)	37,079	8,576,744
Broadcom, Inc.	790,446	353,147,559
Cadence Design Systems, Inc.(c)	48,519	18,191,229
CDW Corp.	22,492	2,821,621
Ciena Corp.(c)	24,848	14,417,555
Circle Internet Group, Inc.(c)	26,098	2,949,074
Cisco Systems, Inc.	694,135	83,587,737
Cloudflare, Inc., Class A(c)	54,522	13,184,510
Cognizant Technology Solutions Corp., Class A	84,046	4,685,985
Coherent Corp.(c)	32,596	11,782,476
CoreWeave, Inc., Class A(c)(d)	47,801	5,235,644
Corning, Inc.	139,636	25,296,458
Credo Technology Group Holding Ltd.(c)	29,174	6,885,939
CrowdStrike Holdings, Inc., Class A(c)	43,382	31,712,242
Datadog, Inc., Class A(c)	54,897	13,578,773
Dell Technologies, Inc., Class C	52,939	22,282,555
Entegris, Inc.	26,752	3,712,910
F5, Inc.(c)	9,936	3,809,959
Fabrinet (Thailand)(c)	6,296	4,118,591
Fair Isaac Corp.(c)(d)	4,068	5,087,400
First Solar, Inc.(c)	17,939	5,503,506
Flex Ltd.(c)	64,616	9,742,800
Fortinet, Inc.(c)	110,523	15,248,858
Gen Digital, Inc.	93,128	2,401,771
Hewlett Packard Enterprise Co.	233,178	10,035,981
HP, Inc.	160,722	4,345,923
Intel Corp.(c)	772,073	88,541,332
International Business Machines Corp.	164,843	49,090,245
Intuit, Inc.	48,599	16,112,026
IonQ, Inc.(c)(d)	59,600	4,295,372
IREN Ltd. (Australia)(c)(d)	56,930	3,617,332
Jabil, Inc.	18,540	6,758,942
Keysight Technologies, Inc.(c)	30,139	10,196,928
KLA Corp.	23,036	44,268,512
Lam Research Corp.	219,450	69,824,601
Lumentum Holdings, Inc.(c)	12,547	10,727,183
Marvell Technology, Inc.	149,833	30,715,765
Microchip Technology, Inc.	95,099	9,001,120
Micron Technology, Inc.	198,184	192,436,664
Microsoft Corp.	1,239,694	558,159,827
MongoDB, Inc.(c)	13,768	4,619,852
Monolithic Power Systems, Inc.	8,197	12,838,223
Motorola Solutions, Inc.	29,209	11,779,406
	Shares	Value
Information Technology-(continued)
NetApp, Inc.	34,680	$6,044,377
NVIDIA Corp.	4,056,837	856,560,564
NXP Semiconductors N.V. (Netherlands)	44,404	14,269,225
Okta, Inc.(c)(d)	29,735	3,665,433
ON Semiconductor Corp.(c)	69,117	8,336,893
Oracle Corp.	303,251	68,468,011
Palantir Technologies, Inc., Class A(c)	382,719	59,910,832
Palo Alto Networks, Inc.(c)	142,525	40,147,867
PTC, Inc.(c)	20,908	2,900,567
Pure Storage, Inc., Class A(c)	55,169	4,386,487
Qnity Electronics, Inc.	36,805	5,741,580
QUALCOMM, Inc.	187,509	47,068,509
Roper Technologies, Inc.	18,088	5,888,187
Salesforce, Inc.	140,165	26,785,532
Samsara, Inc., Class A(c)(d)	61,506	2,152,095
Seagate Technology Holdings PLC	38,382	33,768,484
ServiceNow, Inc.(c)	183,815	22,861,072
Snowflake, Inc., Class A(c)	57,718	14,749,835
SS&C Technologies Holdings, Inc.	37,134	2,507,288
Strategy, Inc., Class A(c)	45,880	7,299,049
Super Micro Computer, Inc.(c)(d)	89,698	4,134,181
Synopsys, Inc.(c)	31,978	15,209,376
TE Connectivity PLC (Switzerland)	51,571	11,005,767
Teledyne Technologies, Inc.(c)	8,136	5,042,937
Teradyne, Inc.	27,517	10,299,888
Texas Instruments, Inc.	159,996	48,907,577
Trimble, Inc.(c)	41,111	2,319,072
Twilio, Inc., Class A(c)	25,293	4,821,858
Tyler Technologies, Inc.(c)	7,458	2,335,473
VeriSign, Inc.	14,500	4,138,010
Western Digital Corp.	60,810	32,302,880
Workday, Inc., Class A(c)	36,998	5,408,738
Zoom Communications, Inc., Class A(c)	42,067	4,273,587
Zscaler, Inc.(c)	18,366	2,566,281
		4,379,669,117
Materials-1.89%
Air Products and Chemicals, Inc.	37,171	10,356,584
Amcor PLC(d)	81,194	3,151,951
Amrize Ltd.(c)	87,472	4,757,602
Avery Dennison Corp.	13,515	2,149,831
Ball Corp.	44,431	2,429,043
CF Industries Holdings, Inc.	26,992	3,032,551
Coeur Mining, Inc.	181,801	3,512,395
Corteva, Inc.	117,985	9,235,866
CRH PLC	117,633	12,797,294
Dow, Inc.	126,463	4,268,126
DuPont de Nemours, Inc.	72,026	3,487,499
Ecolab, Inc.	44,665	11,434,240
Freeport-McMoRan, Inc.	252,568	16,596,243
International Flavors & Fragrances, Inc.	43,765	3,328,328
International Paper Co.	88,400	2,958,748
Linde PLC	81,430	40,526,897
LyondellBasell Industries N.V., Class A	45,289	3,018,512
Martin Marietta Materials, Inc.	10,591	6,160,149
Newmont Corp.	189,778	20,839,522
Nucor Corp.	39,023	9,755,750
Packaging Corp. of America	15,649	3,425,723
PPG Industries, Inc.	39,334	4,443,955
Reliance, Inc.	8,977	3,418,172
RPM International, Inc.	22,431	2,377,013
Sherwin-Williams Co. (The)	41,298	12,547,985
Smurfit WestRock PLC	92,127	3,791,026
See accompanying notes which are an integral part of this schedule.

Invesco MSCI USA ETF (PBUS)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Materials-(continued)
Steel Dynamics, Inc.	24,188	$6,292,508
Vulcan Materials Co.	22,929	6,487,073
		216,580,586
Real Estate-1.76%
American Tower Corp.	81,911	15,314,081
AvalonBay Communities, Inc.	24,446	4,461,639
CBRE Group, Inc., Class A(c)	51,873	6,486,200
CoStar Group, Inc.(c)	73,770	2,375,394
Crown Castle, Inc.	76,636	7,012,194
Digital Realty Trust, Inc.	60,385	11,473,150
Equinix, Inc.	17,333	18,512,337
Equity Residential	59,261	3,878,632
Essex Property Trust, Inc.(d)	11,332	3,089,557
Extra Space Storage, Inc.	37,113	5,355,777
Gaming and Leisure Properties, Inc.	47,285	2,220,976
Invitation Homes, Inc.	94,812	2,773,251
Iron Mountain, Inc.	52,281	6,705,038
Kimco Realty Corp.	118,461	2,852,541
Mid-America Apartment Communities, Inc.	20,443	2,638,578
Prologis, Inc.	163,824	23,503,829
Public Storage	27,768	8,432,864
Realty Income Corp.	163,863	10,041,525
Regency Centers Corp.	28,959	2,239,979
SBA Communications Corp., Class A	18,590	3,776,744
Simon Property Group, Inc.	57,082	11,696,673
Sun Communities, Inc.	21,659	2,678,352
Ventas, Inc.(d)	83,557	7,053,882
VICI Properties, Inc.	191,979	5,417,647
W.P. Carey, Inc.(d)	38,533	2,867,626
Welltower, Inc.	123,806	25,421,086
Weyerhaeuser Co.	126,713	3,105,736
		201,385,288
Utilities-2.08%
Alliant Energy Corp.	45,393	3,250,593
Ameren Corp.	48,617	5,249,177
American Electric Power Co., Inc.	95,525	12,100,152
American Water Works Co., Inc.	34,320	4,230,626
Atmos Energy Corp.	29,075	4,917,455
CenterPoint Energy, Inc.	114,732	4,848,574
CMS Energy Corp.	54,126	3,927,924
Consolidated Edison, Inc.	64,747	6,839,226
Constellation Energy Corp.	54,118	15,572,454
Dominion Energy, Inc.	154,469	10,340,155
DTE Energy Co.	36,557	5,222,899
Duke Energy Corp.	136,763	16,784,923
	Shares	Value
Utilities-(continued)
Edison International	67,640	$4,730,742
Entergy Corp.(d)	80,448	8,772,854
Evergy, Inc.	40,472	3,320,323
Eversource Energy	66,050	4,509,233
Exelon Corp.	179,760	8,204,246
FirstEnergy Corp.	96,563	4,479,558
NextEra Energy, Inc.	366,464	31,886,033
NiSource, Inc.	84,240	3,893,573
NRG Energy, Inc.	35,820	4,802,746
PG&E Corp.	387,007	6,323,694
PPL Corp.	132,183	4,677,956
Public Service Enterprise Group, Inc.	87,650	6,893,672
Sempra	114,813	10,233,283
Southern Co. (The)	198,109	18,235,933
Vistra Corp.	59,496	9,533,044
WEC Energy Group, Inc.	57,233	6,355,725
Xcel Energy, Inc.	109,686	8,720,037
		238,856,810
Total Common Stocks & Other Equity Interests (Cost $9,298,568,039)		11,446,634,210
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(f)(g) (Cost $12,171,133)	12,171,133	12,171,133
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $9,310,739,172)		11,458,805,343
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.03%
Invesco Private Government Fund, 3.58%(f)(g)(h)	31,519,027	31,519,027
Invesco Private Prime Fund, 3.75%(f)(g)(h)	87,121,933	87,139,357
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $118,658,384)		118,658,384
TOTAL INVESTMENTS IN SECURITIES-101.07% (Cost $9,429,397,556)		11,577,463,727
OTHER ASSETS LESS LIABILITIES-(1.07)%		(122,849,256)
NET ASSETS-100.00%		$11,454,614,471

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Restricted security. The aggregate value of these securities at May 31, 2026 was $694,908,326, which represented 6.07% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at May 31, 2026.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco MSCI USA ETF (PBUS)—(continued)
May 31, 2026
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$855,914	$116,103,935	$(104,788,716)	$-	$-	$12,171,133	$146,208
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,652,252	516,721,640	(514,854,865)	-	-	31,519,027	927,298 *
Invesco Private Prime Fund	77,034,119	888,135,007	(878,012,400)	(3,467)	(13,902)	87,139,357	2,478,260 *
Total	$107,542,285	$1,520,960,582	$(1,497,655,981)	$(3,467)	$(13,902)	$130,829,517	$3,551,766

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000 Equal Weight ETF (EQAL)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Communication Services-7.57%
Alphabet, Inc., Class A, (Acquired 06/26/2020 - 05/05/2026; Cost $183,625)(b)	1,631	$620,335
AST SpaceMobile, Inc.(c)(d)	43,891	4,977,678
AT&T, Inc.	139,581	3,461,609
Charter Communications, Inc., Class A(c)(d)	17,783	2,561,641
Comcast Corp., Class A	126,777	3,152,944
DoubleVerify Holdings, Inc.(c)	47,776	463,427
Electronic Arts, Inc.	2,159	435,513
Fox Corp., Class A(d)	7,446	475,948
GCI Liberty, Inc., Class C(c)(d)	103,418	2,313,461
IAC, Inc.(c)(d)	13,274	595,870
Iridium Communications, Inc.	154,163	7,982,560
Liberty Broadband Corp., Class C(c)(d)	76,304	2,576,023
Liberty Global Ltd., Class A (Belgium)(c)(d)	307,769	3,850,190
Liberty Media Corp.-Liberty Formula One(c)	5,040	457,582
Live Nation Entertainment, Inc.(c)(d)	2,681	451,507
Madison Square Garden Sports Corp., Class A(c)	1,382	517,269
Match Group, Inc.	16,445	594,158
Meta Platforms, Inc., Class A	776	490,828
Millicom International Cellular S.A. (Guatemala)	53,847	4,596,380
Netflix, Inc.(c)	4,598	395,520
New York Times Co. (The), Class A	5,503	413,881
News Corp., Class A	18,216	475,438
Nexstar Media Group, Inc., Class A	1,793	319,925
NIQ Global Intelligence PLC(c)(d)	42,233	352,223
Omnicom Group, Inc.	5,513	400,850
Pinterest, Inc., Class A(c)	27,363	548,628
Reddit, Inc., Class A(c)	3,745	659,120
Roblox Corp., Class A(c)	7,632	359,849
Roku, Inc., Class A(c)(d)	40,314	5,248,076
Sirius XM Holdings, Inc.(d)	19,613	578,976
Spotify Technology S.A. (Sweden)(c)	849	422,530
Take-Two Interactive Software, Inc.(c)	2,057	461,097
TKO Group Holdings, Inc.	2,136	438,264
T-Mobile US, Inc.	17,834	3,344,410
Trade Desk, Inc. (The), Class A(c)(d)	16,202	349,315
Trump Media & Technology Group Corp.(c)	49,799	463,629
Verizon Communications, Inc.	75,525	3,610,850
Versant Media Group, Inc.	11,413	492,357
Walt Disney Co. (The)	4,322	440,109
Warner Bros. Discovery, Inc.(c)	15,668	423,193
ZoomInfo Technologies, Inc., Class A(c)(d)	82,503	274,735
		61,047,898
Consumer Discretionary-6.86%
ADT, Inc.	54,630	366,567
Airbnb, Inc., Class A(c)	3,390	451,921
Amazon.com, Inc.(c)	2,054	555,895
Amer Sports, Inc. (Finland)(c)	13,277	472,396
Aptiv PLC(c)	6,129	416,404
Aramark	10,748	573,728
AutoNation, Inc.(c)	2,323	436,074
AutoZone, Inc.(c)	120	352,223
Bath & Body Works, Inc.	22,879	458,038
Best Buy Co., Inc.	6,869	535,439
Birkenstock Holding PLC (Germany)(c)(d)	11,895	536,108
Booking Holdings, Inc.	2,577	431,467
BorgWarner, Inc.	8,185	587,847
Boyd Gaming Corp.	5,289	437,295
	Shares	Value
Consumer Discretionary-(continued)
Bright Horizons Family Solutions, Inc.(c)	5,507	$344,848
Brunswick Corp.	5,049	422,904
Burlington Stores, Inc.(c)	1,484	480,564
Caesars Entertainment, Inc.(c)(d)	15,127	439,439
CarMax, Inc.(c)	10,477	467,484
Carnival Corp. Ltd.	17,963	504,042
Carvana Co.(c)(d)	7,362	537,426
Cava Group, Inc.(c)(d)	5,350	415,481
Chewy, Inc., Class A(c)	17,465	393,661
Chipotle Mexican Grill, Inc.(c)	13,193	420,329
Choice Hotels International, Inc.(d)	4,482	488,000
Churchill Downs, Inc.	5,105	445,207
Columbia Sportswear Co.	7,815	517,197
Coupang, Inc. (South Korea)(c)	23,168	384,589
Crocs, Inc.(c)(d)	5,397	640,462
D.R. Horton, Inc.	3,095	455,244
Darden Restaurants, Inc.(d)	2,166	441,669
Deckers Outdoor Corp.(c)	4,294	488,872
Dick’s Sporting Goods, Inc.	2,174	494,737
Dillard’s, Inc., Class A(d)	756	446,199
Domino’s Pizza, Inc.(d)	1,085	336,979
DoorDash, Inc., Class A(c)	3,066	488,383
DraftKings, Inc., Class A(c)	16,812	411,726
Duolingo, Inc.(c)	4,523	503,681
Dutch Bros, Inc., Class A(c)(d)	8,915	517,070
eBay, Inc.	4,777	521,983
Etsy, Inc.(c)(d)	8,262	561,155
Expedia Group, Inc.	1,881	424,711
Five Below, Inc.(c)	1,984	451,082
Floor & Decor Holdings, Inc., Class A(c)(d)	7,709	396,243
Flutter Entertainment PLC (Ireland)(c)(d)	4,065	394,224
Ford Motor Co.(d)	35,680	622,259
GameStop Corp., Class A(c)(d)	17,584	372,429
Gap, Inc. (The)(d)	18,575	392,861
Garmin Ltd.	1,818	425,267
General Motors Co.	5,853	487,204
Gentex Corp.(d)	20,163	487,138
Genuine Parts Co.	4,010	395,787
Grand Canyon Education, Inc.(c)	2,620	392,607
H&R Block, Inc.	14,217	547,212
Harley-Davidson, Inc.	23,912	578,192
Hasbro, Inc.	4,514	388,971
Hilton Worldwide Holdings, Inc.	1,464	479,694
Home Depot, Inc. (The)	1,264	400,865
Hyatt Hotels Corp., Class A	2,987	541,722
Las Vegas Sands Corp.	8,008	404,965
Lear Corp.	3,750	536,700
Lennar Corp., Class A	4,636	416,220
Liberty Live Holdings, Inc., Class C(c)(d)	4,531	449,022
Lithia Motors, Inc., Class A	1,678	488,113
LKQ Corp.	14,436	391,504
Lowe’s Cos., Inc.	1,791	383,919
Lucid Group, Inc.(c)(d)	43,664	285,999
lululemon athletica, Inc.(c)	2,716	356,285
Macy’s, Inc.	25,025	544,544
Marriott International, Inc., Class A	1,377	517,201
Mattel, Inc.(c)(d)	26,482	395,641
McDonald’s Corp.	1,321	368,823
MGM Resorts International(c)(d)	11,840	517,053
Mohawk Industries, Inc.(c)	3,381	363,187
Murphy USA, Inc.	947	479,210
Newell Brands, Inc.	104,271	354,521
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
NIKE, Inc., Class B	7,930	$366,604
Norwegian Cruise Line Holdings Ltd.(c)(d)	22,073	404,819
NVR, Inc.(c)	67	409,022
Ollie’s Bargain Outlet Holdings, Inc.(c)(d)	4,090	333,867
On Holding AG, Class A (Switzerland)(c)	11,322	462,164
O’Reilly Automotive, Inc.(c)	4,643	403,384
PENN Entertainment, Inc.(c)(d)	30,275	570,078
Penske Automotive Group, Inc.	2,914	487,716
Planet Fitness, Inc., Class A(c)(d)	5,740	307,147
Pool Corp.(d)	2,107	382,210
PulteGroup, Inc.	3,573	422,257
PVH Corp.	7,020	654,826
QuantumScape Corp.(c)(d)	62,267	559,158
Ralph Lauren Corp.	1,278	465,064
Restaurant Brands International, Inc. (Canada)	6,023	449,918
RH(c)(d)	3,271	485,711
Rivian Automotive, Inc., Class A(c)(d)	28,076	457,639
Ross Stores, Inc.	2,051	475,278
Royal Caribbean Cruises Ltd.	1,613	459,108
Service Corp. International	5,512	414,447
SharkNinja, Inc.(c)(d)	4,229	515,473
Somnigroup International, Inc.	5,603	396,748
Starbucks Corp.	4,291	425,496
Tapestry, Inc.	3,005	437,107
Tesla, Inc.(c)	1,088	474,139
Texas Roadhouse, Inc.	2,545	459,678
Thor Industries, Inc.(d)	5,224	413,114
TJX Cos., Inc. (The)	2,782	430,514
Toll Brothers, Inc.	3,142	435,293
TopBuild Corp.(c)	959	400,363
Tractor Supply Co.	8,928	281,500
Travel + Leisure Co.	6,149	418,132
Ulta Beauty, Inc.(c)	699	355,686
Under Armour, Inc., Class A(c)(d)	65,691	385,606
V.F. Corp.	27,331	469,547
Vail Resorts, Inc.(d)	3,178	424,581
Valvoline, Inc.(c)(d)	12,620	425,925
Versigent PLC(c)	2,043	90,137
Viking Holdings Ltd.(c)	6,342	584,162
Wayfair, Inc., Class A(c)(d)	5,831	421,348
Wendy’s Co. (The)(d)	59,589	458,835
Whirlpool Corp.(d)	7,522	326,605
Williams-Sonoma, Inc.	2,391	486,736
Wingstop, Inc.(d)	2,224	349,079
Wyndham Hotels & Resorts, Inc.	5,842	468,879
Wynn Resorts Ltd.(d)	4,350	440,307
YETI Holdings, Inc.(c)	11,895	570,603
Yum! Brands, Inc.	2,712	401,240
		55,329,358
Consumer Staples-8.07%
Albertson’s Cos., Inc., Class A(d)	76,933	1,200,924
Altria Group, Inc.	19,166	1,333,570
Archer-Daniels-Midland Co.(d)	17,890	1,427,264
BellRing Brands, Inc.(c)	77,568	648,468
BJ’s Wholesale Club Holdings, Inc.(c)(d)	4,350	370,968
Boston Beer Co., Inc. (The), Class A(c)(d)	5,642	1,000,214
Brown-Forman Corp., Class B	56,085	1,442,506
Bunge Global S.A.	10,302	1,270,237
Campbell’s Co. (The)(d)	59,879	1,264,046
Casey’s General Stores, Inc.	1,931	1,481,347
Celsius Holdings, Inc.(c)(d)	29,822	992,178
	Shares	Value
Consumer Staples-(continued)
Church & Dwight Co., Inc.(d)	13,073	$1,250,171
Clorox Co. (The)	11,968	1,077,359
Coca-Cola Co. (The)	16,751	1,323,496
Coca-Cola Consolidated, Inc.	6,172	1,069,361
Colgate-Palmolive Co.	14,741	1,328,606
Conagra Brands, Inc.	80,189	1,064,910
Constellation Brands, Inc., Class A	8,750	1,214,675
Costco Wholesale Corp.	431	412,174
Coty, Inc., Class A(c)(d)	193,516	412,189
Darling Ingredients, Inc.(c)	23,024	1,360,718
Dollar General Corp.	3,208	354,837
Dollar Tree, Inc.(c)(d)	3,846	447,828
e.l.f. Beauty, Inc.(c)(d)	5,922	331,632
Estee Lauder Cos., Inc. (The), Class A	5,093	453,022
Flowers Foods, Inc.(d)	150,355	1,148,712
Freshpet, Inc.(c)(d)	16,620	857,592
General Mills, Inc.(d)	33,013	1,116,170
Hershey Co. (The)(d)	6,034	1,170,777
Hormel Foods Corp.(d)	57,116	1,326,805
Ingredion, Inc.(d)	11,655	1,182,283
J.M. Smucker Co. (The)(d)	12,248	1,263,994
Kenvue, Inc.	74,623	1,289,485
Keurig Dr Pepper, Inc.	48,164	1,446,365
Kimberly-Clark Corp.	13,267	1,294,859
Kraft Heinz Co. (The)	58,111	1,395,245
Kroger Co. (The)(d)	17,294	1,074,822
Lamb Weston Holdings, Inc.	32,064	1,384,524
Maplebear, Inc.(c)(d)	13,127	522,455
McCormick & Co., Inc.(d)	22,623	1,071,652
Molson Coors Beverage Co., Class B	29,669	1,172,816
Mondelez International, Inc., Class A	23,916	1,462,942
Monster Beverage Corp.(c)	16,838	1,483,091
PepsiCo, Inc.	8,162	1,176,879
Performance Food Group Co.(c)	14,878	1,460,871
Philip Morris International, Inc. (Switzerland)	7,561	1,341,170
Pilgrim’s Pride Corp.	35,829	1,014,319
Post Holdings, Inc.(c)(d)	13,301	1,221,564
Primo Brands Corp.	62,176	1,541,965
Procter & Gamble Co. (The)	8,639	1,240,215
Reynolds Consumer Products, Inc.	60,400	1,308,868
Seaboard Corp.	259	1,316,220
Smithfield Foods, Inc.	55,486	1,433,203
Sprouts Farmers Market, Inc.(c)(d)	16,450	1,359,099
Sysco Corp.	15,320	1,161,409
Target Corp.	3,715	472,065
Tyson Foods, Inc., Class A	21,263	1,297,468
US Foods Holding Corp.(c)	14,049	1,149,911
Walmart, Inc.	3,425	396,444
		65,088,959
Energy-8.13%
Antero Midstream Corp.	79,352	1,663,218
Antero Resources Corp.(c)	44,860	1,603,745
APA Corp.	53,881	1,962,885
Baker Hughes Co., Class A	32,353	2,066,710
Cheniere Energy, Inc.	7,128	1,602,802
Chevron Corp.	9,178	1,674,618
Chord Energy Corp.	14,735	1,943,104
ConocoPhillips	15,065	1,717,109
Devon Energy Corp.	78,814	3,506,435
Diamondback Energy, Inc.	10,200	1,953,096
DT Midstream, Inc.	13,340	1,867,333
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Energy-(continued)
EOG Resources, Inc.	13,568	$1,809,700
EQT Corp.	27,920	1,533,646
Expand Energy Corp.	16,789	1,561,041
Exxon Mobil Corp.	11,804	1,714,649
Halliburton Co.	51,998	2,020,122
HF Sinclair Corp.	31,585	2,207,476
Kinder Morgan, Inc.	54,252	1,686,152
Marathon Petroleum Corp.	7,875	1,959,064
Matador Resources Co.	32,260	1,729,136
NOV, Inc.	96,653	1,929,194
Occidental Petroleum Corp.	30,981	1,754,454
ONEOK, Inc.	21,344	1,791,615
Ovintiv, Inc.	32,943	1,846,126
Permian Resources Corp.	94,858	1,824,119
Phillips 66	10,415	1,831,790
Range Resources Corp.	42,202	1,643,768
SLB Ltd.	40,636	2,216,694
Targa Resources Corp.	7,580	1,933,431
TechnipFMC PLC (United Kingdom)	28,958	1,981,306
Texas Pacific Land Corp.	3,423	1,345,239
Valero Energy Corp.	7,653	1,873,607
Viper Energy, Inc., Class A	40,935	1,862,542
Weatherford International PLC	21,239	2,201,210
Williams Cos., Inc. (The)	24,657	1,760,263
		65,577,399
Financials-9.78%
Affiliated Managers Group, Inc.	1,803	546,039
Affirm Holdings, Inc.(c)(d)	7,518	553,701
Aflac, Inc.	4,404	495,098
AGNC Investment Corp.	46,528	484,356
Allstate Corp. (The)	2,342	482,663
Ally Financial, Inc.	13,060	559,099
American Express Co.	1,153	364,890
American Financial Group, Inc.	3,754	487,269
American International Group, Inc.	6,284	466,461
Ameriprise Financial, Inc.	1,093	487,161
Annaly Capital Management, Inc.	21,857	477,575
Aon PLC, Class A	1,526	482,308
Apollo Global Management, Inc.(d)	4,799	617,679
Arch Capital Group Ltd.(c)	5,132	458,493
Ares Management Corp., Class A	4,984	640,444
Arthur J. Gallagher & Co.	2,352	473,011
Assurant, Inc.	2,233	555,727
Assured Guaranty Ltd.	5,790	429,676
AXIS Capital Holdings Ltd.	4,785	454,240
Bank of America Corp.	10,212	526,939
Bank of New York Mellon Corp. (The)	4,160	580,029
Bank OZK	10,972	530,935
Berkshire Hathaway, Inc., Class B(c)	981	465,465
BlackRock, Inc.	522	546,471
Blackstone, Inc., Class A(d)	4,716	551,631
Block, Inc., Class A(c)	5,823	440,918
Blue Owl Capital, Inc.(d)	55,871	574,354
BOK Financial Corp.(d)	3,886	497,563
Brighthouse Financial, Inc.(c)(d)	7,973	498,711
Brookfield Asset Management Ltd., Class A (Canada)(d)	11,146	541,696
Brown & Brown, Inc.(d)	7,111	399,994
Bullish (Cayman Islands)(c)(d)	13,271	463,291
Capital One Financial Corp.	1,969	370,034
Carlyle Group, Inc. (The)(d)	10,612	482,103
Cboe Global Markets, Inc.	1,657	552,709
	Shares	Value
Financials-(continued)
Central BanCo., Inc.	19,955	$566,722
Charles Schwab Corp. (The)	5,277	460,946
Chubb Ltd.	1,464	456,373
Cincinnati Financial Corp.(d)	2,925	460,453
Citigroup, Inc.	4,619	581,532
Citizens Financial Group, Inc.	8,443	525,661
CME Group, Inc., Class A	1,548	423,440
CNA Financial Corp.(d)	10,340	434,900
Coinbase Global, Inc., Class A(c)(d)	2,495	471,630
Columbia Banking System, Inc.	18,205	539,596
Commerce Bancshares, Inc.	10,123	528,623
Corebridge Financial, Inc.	21,065	568,755
Corpay, Inc.(c)	1,084	392,191
Credit Acceptance Corp.(c)(d)	987	566,183
Cullen/Frost Bankers, Inc.	3,670	497,358
East West Bancorp, Inc.	4,545	556,944
Equitable Holdings, Inc.	12,984	536,888
Euronet Worldwide, Inc.(c)(d)	4,813	348,846
Evercore, Inc., Class A	1,824	621,729
Everest Group Ltd.	1,496	484,749
F.N.B. Corp.	29,939	523,334
FactSet Research Systems, Inc.(d)	2,359	579,064
Fidelity National Financial, Inc.	10,351	490,120
Fidelity National Information Services, Inc.	7,076	304,197
Fifth Third Bancorp	11,034	550,928
Figure Technology Solutions, Inc., Class A(c)	13,696	484,154
First American Financial Corp.	7,591	502,752
First Citizens BancShares, Inc., Class A	268	533,457
First Hawaiian, Inc.	20,147	543,566
First Horizon Corp.	21,703	525,864
Fiserv, Inc.(c)	6,211	351,294
Franklin Resources, Inc.(d)	20,391	632,529
Freedom Holding Corp. (Kazakhstan)(c)(d)	3,599	514,009
Global Payments, Inc.(d)	4,953	374,001
Globe Life, Inc.	3,462	530,517
Goldman Sachs Group, Inc. (The)	619	634,822
Hamilton Lane, Inc., Class A(d)	5,101	444,450
Hanover Insurance Group, Inc. (The)	2,760	513,912
Hartford Insurance Group, Inc. (The)	3,585	455,761
Houlihan Lokey, Inc.	3,436	486,744
Huntington Bancshares, Inc.	31,079	508,452
Interactive Brokers Group, Inc., Class A	7,219	627,836
Intercontinental Exchange, Inc.	3,039	449,316
Invesco Ltd.(e)	21,002	597,717
Jack Henry & Associates, Inc.	2,097	285,863
Janus Henderson Group PLC	9,541	493,365
Jefferies Financial Group, Inc.	13,500	711,720
JPMorgan Chase & Co.	1,699	508,528
Kemper Corp.	16,506	407,203
KeyCorp	25,033	533,954
Kinsale Capital Group, Inc.	1,351	411,744
KKR & Co., Inc., Class A	5,729	549,640
Lazard, Inc.	11,831	559,961
Lincoln National Corp.	14,761	520,916
Loews Corp.	4,475	463,386
LPL Financial Holdings, Inc.(d)	1,676	458,839
M&T Bank Corp.	2,460	531,631
Markel Group, Inc.(c)(d)	250	453,897
MarketAxess Holdings, Inc.	2,672	347,467
Marsh & McLennan Cos., Inc.	2,813	449,996
Mastercard, Inc., Class A	697	344,304
MetLife, Inc.	6,996	578,499
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
MGIC Investment Corp.	18,429	$464,779
Moody’s Corp.	1,127	510,813
Morgan Stanley	3,120	648,960
Morningstar, Inc.	2,660	484,173
MSCI, Inc.	902	569,505
Nasdaq, Inc.	5,717	528,937
Northern Trust Corp.	3,498	578,744
NU Holdings Ltd., Class A (Brazil)(c)	34,436	452,145
Old Republic International Corp.	12,027	447,765
OneMain Holdings, Inc.(d)	9,134	505,202
PayPal Holdings, Inc.	7,852	351,377
Pinnacle Financial Partners, Inc.	5,764	563,373
PNC Financial Services Group, Inc. (The)	2,407	532,236
Popular, Inc.	3,680	546,590
Primerica, Inc.	1,938	523,202
Principal Financial Group, Inc.	5,579	578,096
Progressive Corp. (The)	2,341	445,726
Prosperity Bancshares, Inc.(d)	7,354	507,132
Prudential Financial, Inc.	5,216	524,938
Raymond James Financial, Inc.(d)	3,326	476,982
Regions Financial Corp.	19,003	532,084
Reinsurance Group of America, Inc.	2,355	472,743
RenaissanceRe Holdings Ltd. (Bermuda)	1,651	462,858
Rithm Capital Corp.(d)	50,103	466,960
RLI Corp.	7,758	388,210
Robinhood Markets, Inc., Class A(c)	6,326	596,542
Rocket Cos., Inc., Class A(c)	32,991	478,699
Ryan Specialty Holdings, Inc., Class A(d)	13,296	423,478
S&P Global, Inc.	1,145	485,480
SEI Investments Co.	6,076	533,959
Shift4 Payments, Inc., Class A(c)(d)	7,931	353,405
SLM Corp.	23,603	522,098
SoFi Technologies, Inc.(c)(d)	27,183	495,274
SouthState Bank Corp.	5,322	504,259
Starwood Property Trust, Inc.(d)	27,258	465,567
State Street Corp.	3,903	607,463
Stifel Financial Corp.	6,787	476,108
Synchrony Financial(d)	5,449	389,277
T. Rowe Price Group, Inc.(d)	5,472	571,988
TFS Financial Corp.(d)	35,736	568,560
Toast, Inc., Class A(c)	17,938	466,926
TPG, Inc.(d)	12,309	523,994
TPG, Inc.(c)(f)	8,742	0
Tradeweb Markets, Inc., Class A	3,894	390,373
Travelers Cos., Inc. (The)	1,594	465,273
Truist Financial Corp.	10,844	522,789
U.S. Bancorp	9,344	512,518
Unum Group	6,617	550,733
UWM Holdings Corp.(d)	128,625	393,592
Virtu Financial, Inc., Class A	12,124	608,019
Visa, Inc., Class A	1,136	370,745
Voya Financial, Inc.	7,435	603,871
W.R. Berkley Corp.(d)	7,005	445,098
Webster Financial Corp.	7,085	515,221
Wells Fargo & Co.	6,397	496,023
Western Alliance Bancorporation	7,063	562,568
Western Union Co. (The)(d)	36,546	297,119
WEX, Inc.(c)(d)	2,214	320,941
White Mountains Insurance Group Ltd.(d)	224	462,520
Willis Towers Watson PLC	1,693	422,691
Wintrust Financial Corp.	3,662	550,142
	Shares	Value
Financials-(continued)
XP, Inc., Class A (Brazil)	26,829	$447,239
Zions Bancorporation N.A.	8,866	553,682
		78,849,725
Health Care-9.32%
Abbott Laboratories	6,073	519,849
AbbVie, Inc.	2,942	640,532
Acadia Healthcare Co., Inc.(c)(d)	27,497	637,930
Agilent Technologies, Inc.	5,887	797,865
Align Technology, Inc.(c)	3,972	694,901
Alnylam Pharmaceuticals, Inc.(c)	2,073	626,005
Amgen, Inc.	1,809	609,253
Avantor, Inc.(c)	84,138	767,339
Baxter International, Inc.(d)	36,475	685,001
Becton, Dickinson and Co.	4,121	606,282
Biogen, Inc.(c)	3,590	703,640
BioMarin Pharmaceutical, Inc.(c)	11,115	636,778
Bio-Rad Laboratories, Inc., Class A(c)(d)	2,514	785,575
Bio-Techne Corp.(d)	12,757	659,282
Boston Scientific Corp.(c)	9,575	462,568
Bristol-Myers Squibb Co.	11,278	644,876
Bristol-Myers Squibb Co., Rts., expiring 01/23/2031(c)(d)(f)	7,730	0
Bruker Corp.(d)	18,938	1,115,259
Cardinal Health, Inc.	3,035	597,288
Caris Life Sciences, Inc.(c)(d)	37,132	620,847
Cencora, Inc.	3,690	993,938
Centene Corp.(c)	19,173	1,142,711
Certara, Inc.(c)(d)	100,127	582,739
Charles River Laboratories International, Inc.(c)	4,354	786,811
Chemed Corp.	1,663	709,120
Cigna Group (The)	2,477	687,120
Cooper Cos., Inc. (The)(c)	9,187	562,336
Corcept Therapeutics, Inc.(c)(d)	20,459	1,421,696
CVS Health Corp.	17,052	1,551,391
Danaher Corp.	3,569	651,949
DaVita, Inc.(c)(d)	4,338	843,134
DENTSPLY SIRONA, Inc.(d)	56,220	588,623
Dexcom, Inc.(c)	10,190	751,411
Doximity, Inc., Class A(c)	27,375	585,825
Edwards Lifesciences Corp.(c)	7,836	677,579
Elanco Animal Health, Inc.(c)	28,962	690,744
Elevance Health, Inc.	2,304	905,910
Eli Lilly and Co.	680	751,400
Encompass Health Corp.	6,623	701,045
Envista Holdings Corp.(c)	25,816	607,967
Exelixis, Inc.(c)	15,998	807,579
GE HealthCare Technologies, Inc.	9,338	582,131
Gilead Sciences, Inc.	4,580	615,689
Globus Medical, Inc., Class A(c)	7,770	636,208
Halozyme Therapeutics, Inc.(c)	10,453	695,543
HCA Healthcare, Inc.	1,249	472,796
Henry Schein, Inc.(c)	8,761	670,917
Humana, Inc.	4,040	1,233,897
IDEXX Laboratories, Inc.(c)	1,149	647,496
Illumina, Inc.(c)	5,748	936,694
Incyte Corp.(c)	7,219	698,366
Insmed, Inc.(c)	4,713	503,867
Inspire Medical Systems, Inc.(c)(d)	11,281	466,582
Insulet Corp.(c)	2,781	403,078
Intuitive Surgical, Inc.(c)	1,377	584,729
Ionis Pharmaceuticals, Inc.(c)	9,085	695,003
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
IQVIA Holdings, Inc.(c)	4,080	$743,417
Jazz Pharmaceuticals PLC(c)	3,682	870,756
Johnson & Johnson	2,714	611,546
Labcorp Holdings, Inc.	2,532	658,472
Masimo Corp.(c)	3,745	668,295
McKesson Corp.	1,380	1,024,567
Medline, Inc.(c)(d)	15,990	584,594
Medpace Holdings, Inc.(c)	1,484	663,511
Medtronic PLC	7,520	555,051
Merck & Co., Inc.	5,733	680,622
Mettler-Toledo International, Inc.(c)	310	365,980
Moderna, Inc.(c)(d)	12,453	587,657
Molina Healthcare, Inc.(c)(d)	4,449	772,346
Natera, Inc.(c)	3,492	780,008
Neurocrine Biosciences, Inc.(c)	5,198	822,843
Organon & Co.	104,422	1,392,989
Penumbra, Inc.(c)	1,966	625,778
Perrigo Co. PLC	70,453	778,506
Pfizer, Inc.	24,458	640,310
Qiagen N.V.	15,971	584,379
Quest Diagnostics, Inc.	3,270	637,323
Regeneron Pharmaceuticals, Inc.	894	549,613
Repligen Corp.(c)	5,780	716,431
ResMed, Inc.(d)	2,824	538,170
Revolution Medicines, Inc.(c)	6,976	1,098,580
Revvity, Inc.(d)	7,839	819,567
Roivant Sciences Ltd.(c)	23,280	698,167
Royalty Pharma PLC, Class A	14,472	806,959
Sarepta Therapeutics, Inc.(c)(d)	38,963	696,269
Solventum Corp.(c)	10,039	752,423
Sotera Health Co.(c)	49,822	779,216
STERIS PLC	3,098	659,038
Stryker Corp.	1,954	596,146
Summit Therapeutics, Inc.(c)(d)	42,970	753,694
Teleflex, Inc.	6,135	789,206
Tempus AI, Inc.(c)(d)	13,258	669,131
Tenet Healthcare Corp.(c)	2,959	518,772
Thermo Fisher Scientific, Inc.	1,402	690,499
Ultragenyx Pharmaceutical, Inc.(c)	30,590	732,325
United Therapeutics Corp.(c)(d)	1,244	692,684
UnitedHealth Group, Inc.	2,386	907,420
Universal Health Services, Inc., Class B	3,491	510,070
Veeva Systems, Inc., Class A(c)	3,638	634,249
Vertex Pharmaceuticals, Inc.(c)	1,380	617,605
Viatris, Inc.	48,118	782,399
Viking Therapeutics, Inc.(c)(d)	18,520	606,345
Waters Corp.(c)	2,344	899,088
West Pharmaceutical Services, Inc.(d)	2,873	927,433
Zimmer Biomet Holdings, Inc.	7,148	588,495
Zoetis, Inc.	5,684	441,590
		75,175,628
Industrials-9.87%
3M Co.	2,334	357,405
A.O. Smith Corp.	5,241	297,270
AAON, Inc.	4,062	569,492
Acuity, Inc.	1,346	410,678
Advanced Drainage Systems, Inc.	2,512	349,570
AECOM	3,880	269,156
AGCO Corp.	2,903	325,949
Alaska Air Group, Inc.(c)(d)	11,112	511,374
Allegion PLC	2,385	310,217
Allison Transmission Holdings, Inc.	3,086	350,354
	Shares	Value
Industrials-(continued)
Amentum Holdings, Inc.(c)	12,450	$289,214
American Airlines Group, Inc.(c)(d)	40,717	596,097
AMETEK, Inc.	1,617	365,199
API Group Corp.(c)	8,671	355,511
Applied Industrial Technologies, Inc.	1,361	413,485
Armstrong World Industries, Inc.	2,114	333,801
ATI, Inc.(c)	2,381	417,056
Automatic Data Processing, Inc.	1,679	372,469
Avis Budget Group, Inc.(c)	4,317	759,101
Axon Enterprise, Inc.(c)	704	315,899
Boeing Co. (The)(c)	1,701	393,186
Booz Allen Hamilton Holding Corp.	4,516	357,577
Broadridge Financial Solutions, Inc.	2,712	416,889
Builders FirstSource, Inc.(c)(d)	4,020	306,565
BWX Technologies, Inc.	1,759	344,553
C.H. Robinson Worldwide, Inc.	2,032	363,017
CACI International, Inc., Class A(c)	816	419,024
Carlisle Cos., Inc.	1,029	354,809
Carpenter Technology Corp.	4,787	2,245,007
Carrier Global Corp.	6,340	404,936
Caterpillar, Inc.	499	437,059
Cintas Corp.	1,806	309,296
Clarivate PLC(c)(d)	191,117	483,526
Clean Harbors, Inc.(c)	5,537	1,556,063
CNH Industrial N.V.(d)	32,417	330,978
Comfort Systems USA, Inc.	258	471,678
Concentrix Corp.	15,599	441,296
Copart, Inc.(c)	12,646	414,409
Core & Main, Inc., Class A(c)(d)	7,312	361,578
Crane Co.	1,949	356,667
CSX Corp.	8,883	402,045
Cummins, Inc.	649	419,663
Curtiss-Wright Corp.	513	383,524
Deere & Co.	594	322,055
Delta Air Lines, Inc.	7,421	612,084
Donaldson Co., Inc.	4,003	327,726
Dover Corp.	1,736	366,921
Eaton Corp. PLC	1,011	405,007
EMCOR Group, Inc.	492	406,795
Emerson Electric Co.	2,639	379,541
Equifax, Inc.	1,904	315,664
ESAB Corp.	3,362	310,750
Everus Construction Group, Inc.(c)(d)	3,091	459,848
ExlService Holdings, Inc.(c)(d)	11,725	340,377
Expeditors International of Washington, Inc.	2,444	386,128
Fastenal Co.	40,036	1,769,591
FedEx Corp.	1,002	412,573
Ferguson Enterprises, Inc.	1,587	358,614
Flowserve Corp.(d)	4,675	353,009
Fortive Corp.	6,400	373,248
Fortune Brands Innovations, Inc.	8,058	313,779
FTAI Aviation Ltd.	1,474	383,741
FTI Consulting, Inc.(c)(d)	2,147	328,877
Gates Industrial Corp. PLC(c)	15,338	397,561
GE Vernova, Inc.	422	408,631
Generac Holdings, Inc.(c)	1,706	474,114
General Dynamics Corp.	1,008	349,595
General Electric Co.	1,135	367,468
Genpact Ltd.	9,140	301,163
Graco, Inc.	4,082	307,987
GXO Logistics, Inc.(c)(d)	6,641	332,781
Hayward Holdings, Inc.(c)	24,412	344,453
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
HEICO Corp.(d)	1,199	$417,468
Hexcel Corp.	21,924	1,968,556
Honeywell International, Inc.	1,497	356,076
Howmet Aerospace, Inc.	1,435	370,589
Hubbell, Inc.	755	357,576
Huntington Ingalls Industries, Inc.	847	261,020
IDEX Corp.	1,879	396,150
Illinois Tool Works, Inc.	1,320	326,410
Ingersoll Rand, Inc.	4,296	307,765
ITT, Inc.	1,863	363,285
J.B. Hunt Transport Services, Inc.	1,752	484,305
Jacobs Solutions, Inc.	2,692	322,663
Johnson Controls International PLC	2,663	357,002
Karman Holdings, Inc.(c)	3,515	202,113
KBR, Inc.	13,460	470,427
Kirby Corp.(c)	2,804	394,214
Knight-Swift Transportation Holdings, Inc.	6,747	510,276
L3Harris Technologies, Inc.	977	307,931
Landstar System, Inc.	2,408	498,215
Leidos Holdings, Inc.	2,845	363,591
Lennox International, Inc.(d)	735	369,088
Leonardo DRS, Inc.	7,593	370,235
Lincoln Electric Holdings, Inc.	1,353	349,737
Loar Holdings, Inc.(c)(d)	5,528	356,445
Lockheed Martin Corp.	534	283,260
Lyft, Inc., Class A(c)(d)	33,181	468,184
ManpowerGroup, Inc.	13,195	417,358
Masco Corp.	5,739	403,165
MasTec, Inc.(c)	1,172	443,450
Middleby Corp. (The)(c)	2,425	375,899
MSA Safety, Inc.	1,948	322,978
MSC Industrial Direct Co., Inc., Class A	3,951	432,516
Mueller Industries, Inc.	16,351	2,102,739
Nordson Corp.	1,297	372,667
Norfolk Southern Corp.	1,204	367,172
Northrop Grumman Corp.	475	267,748
nVent Electric PLC	3,232	539,712
Old Dominion Freight Line, Inc.	1,983	446,472
Oshkosh Corp.	2,322	301,860
Otis Worldwide Corp.	4,222	299,086
Owens Corning	3,380	425,272
PACCAR, Inc.	3,050	336,628
Parker-Hannifin Corp.	398	336,163
Parsons Corp.(c)	8,714	514,997
Paychex, Inc.	3,803	368,815
Paycom Software, Inc.	3,907	545,691
Paylocity Holding Corp.(c)	3,157	362,834
Pentair PLC	3,944	279,393
Quanta Services, Inc.	613	436,290
QXO, Inc.(c)(d)	17,877	308,378
RB Global, Inc. (Canada)(d)	4,388	466,664
RBC Bearings, Inc.(c)(d)	3,312	1,894,332
Regal Rexnord Corp.	1,852	373,660
Republic Services, Inc.	7,081	1,419,316
Robert Half, Inc.	15,313	450,815
Rocket Lab Corp.(c)	5,093	730,744
Rockwell Automation, Inc.	976	440,235
Rollins, Inc.	7,727	367,805
RTX Corp.	1,715	308,117
Ryder System, Inc.	1,859	466,330
Saia, Inc.(c)	1,104	521,496
Schneider National, Inc., Class B(d)	14,677	518,685
	Shares	Value
Industrials-(continued)
Science Applications International Corp.	5,409	$563,618
Sensata Technologies Holding PLC(d)	10,172	502,395
Simpson Manufacturing Co., Inc.(d)	2,011	381,567
SiteOne Landscape Supply, Inc.(c)(d)	3,314	359,900
Snap-on, Inc.	981	364,157
Southwest Airlines Co.	11,123	477,733
StandardAero, Inc.(c)(d)	13,108	375,413
Stanley Black & Decker, Inc.	4,903	389,396
Tetra Tech, Inc.	10,501	288,672
Textron, Inc.	3,808	349,422
Timken Co. (The)	18,145	2,322,197
Toro Co. (The)	3,673	330,129
Trane Technologies PLC	833	375,933
TransDigm Group, Inc.	293	368,688
TransUnion	5,007	358,301
Trex Co., Inc.(c)	9,333	386,386
Uber Technologies, Inc.(c)	5,891	414,726
U-Haul Holding Co., Series N(d)	10,124	526,650
Union Pacific Corp.	1,460	383,454
United Airlines Holdings, Inc.(c)	4,964	569,867
United Parcel Service, Inc., Class B	3,554	379,176
United Rentals, Inc.	477	474,935
Valmont Industries, Inc.	852	442,878
Veralto Corp.	3,882	319,217
Verisk Analytics, Inc.	1,757	307,457
Vertiv Holdings Co., Class A	1,887	595,745
W.W. Grainger, Inc.	334	412,236
Waste Management, Inc.	6,682	1,412,976
Watsco, Inc.(d)	982	360,492
WESCO International, Inc.	1,370	494,803
Westinghouse Air Brake Technologies Corp.	1,454	379,727
WillScot Holdings Corp.	18,511	476,288
Woodward, Inc.	979	342,679
XPO, Inc.(c)(d)	1,900	407,075
Xylem, Inc.	2,900	317,666
		79,562,740
Information Technology-14.71%
Accenture PLC, Class A	1,774	331,862
Adobe, Inc.(c)	1,830	474,354
Advanced Micro Devices, Inc.(c)	2,527	1,304,185
Akamai Technologies, Inc.(c)	4,699	702,688
Allegro MicroSystems, Inc.(c)(d)	16,055	768,553
Amdocs Ltd.	7,390	465,348
Amkor Technology, Inc.	12,116	842,789
Amphenol Corp., Class A	3,767	560,379
Analog Devices, Inc.	1,612	667,126
AppFolio, Inc., Class A(c)(d)	2,809	452,727
Apple, Inc.	1,942	606,021
Applied Materials, Inc.	1,472	662,488
AppLovin Corp., Class A(c)	1,112	681,756
Arista Networks, Inc.(c)	28,506	4,545,852
Arrow Electronics, Inc.(c)	3,560	764,083
Astera Labs, Inc.(c)	4,171	1,430,027
Atlassian Corp., Class A(c)(d)	6,745	725,829
Aurora Innovation, Inc.(c)(d)	82,007	601,931
Autodesk, Inc.(c)	1,986	459,382
Avnet, Inc.	8,311	722,475
Bentley Systems, Inc., Class B	12,870	420,077
BILL Holdings, Inc.(c)(d)	8,789	325,369
Broadcom, Inc.	1,477	659,879
Cadence Design Systems, Inc.(c)	1,726	647,129
CCC Intelligent Solutions Holdings, Inc.(c)(d)	85,346	401,126
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Information Technology-(continued)
CDW Corp.	4,362	$547,213
Ciena Corp.(c)	11,342	6,580,969
Circle Internet Group, Inc.(c)(d)	4,217	476,521
Cirrus Logic, Inc.(c)	3,801	645,980
Cisco Systems, Inc.	49,144	5,917,920
Cloudflare, Inc., Class A(c)	2,345	567,068
Cognex Corp.	7,145	470,498
Cognizant Technology Solutions Corp., Class A	8,094	451,281
Coherent Corp.(c)	2,055	742,821
Corning, Inc.	3,855	698,372
Crane NXT Co.	8,135	315,963
CrowdStrike Holdings, Inc., Class A(c)	1,140	833,340
Datadog, Inc., Class A(c)	3,935	973,322
Dell Technologies, Inc., Class C	3,339	1,405,418
DocuSign, Inc.(c)	10,644	559,023
Dolby Laboratories, Inc., Class A(d)	7,863	438,834
Dropbox, Inc., Class A(c)(d)	19,106	513,569
DXC Technology Co.(c)(d)	41,461	410,879
Dynatrace, Inc.(c)	13,022	554,607
Elastic N.V.(c)	9,568	619,050
Enphase Energy, Inc.(c)(d)	42,484	2,904,206
Entegris, Inc.	4,498	624,277
EPAM Systems, Inc.(c)(d)	3,649	373,877
F5, Inc.(c)	1,764	676,406
Fair Isaac Corp.(c)	329	411,444
First Solar, Inc.(c)	9,150	2,807,128
Flex Ltd.(c)	7,886	1,189,051
Fortinet, Inc.(c)	5,927	817,748
Gartner, Inc.(c)(d)	3,087	500,711
Gen Digital, Inc.	23,571	607,896
GitLab, Inc., Class A(c)(d)	21,696	673,661
GLOBALFOUNDRIES, Inc.(c)	11,979	957,961
Globant S.A.(c)(d)	10,944	441,700
GoDaddy, Inc., Class A(c)	6,127	525,880
Guidewire Software, Inc.(c)	3,144	479,994
Hewlett Packard Enterprise Co.	23,198	998,442
HP, Inc.	26,125	706,420
HubSpot, Inc.(c)	1,928	425,375
Ingram Micro Holding Corp.(d)	23,106	652,744
Intel Corp.(c)	11,038	1,265,838
International Business Machines Corp.	2,003	596,493
Intuit, Inc.	1,137	376,950
IPG Photonics Corp.(c)(d)	4,513	516,829
Jabil, Inc.	1,969	717,819
Keysight Technologies, Inc.(c)	1,229	415,808
KLA Corp.	356	684,129
Kyndryl Holdings, Inc.(c)	39,411	491,455
Lam Research Corp.	2,390	760,450
Lattice Semiconductor Corp.(c)	5,794	852,182
Littelfuse, Inc.	1,070	499,551
Lumentum Holdings, Inc.(c)	6,202	5,302,462
MACOM Technology Solutions Holdings, Inc.(c)	2,316	844,506
Manhattan Associates, Inc.(c)	3,523	528,626
Marvell Technology, Inc.	5,698	1,168,090
Microchip Technology, Inc.	7,978	755,118
Micron Technology, Inc.	1,233	1,197,243
Microsoft Corp.	1,241	558,748
MKS, Inc.	1,633	529,517
MongoDB, Inc.(c)	1,922	644,927
Monolithic Power Systems, Inc.	487	762,744
	Shares	Value
Information Technology-(continued)
Motorola Solutions, Inc.	8,263	$3,332,303
nCino, Inc.(c)(d)	32,517	522,873
NetApp, Inc.	5,102	889,228
Nutanix, Inc., Class A(c)	12,649	658,633
NVIDIA Corp.	2,719	574,090
Okta, Inc.(c)(d)	6,264	772,163
ON Semiconductor Corp.(c)	8,709	1,050,480
Onto Innovation, Inc.(c)	2,712	700,347
Oracle Corp.	3,114	703,079
Palantir Technologies, Inc., Class A(c)	3,226	504,998
Palo Alto Networks, Inc.(c)	2,980	839,436
Pegasystems, Inc.(d)	11,643	416,004
Procore Technologies, Inc.(c)	8,682	429,672
PTC, Inc.(c)	3,147	436,583
Pure Storage, Inc., Class A(c)	8,117	645,383
Qnity Electronics, Inc.	4,672	728,832
Qorvo, Inc.(c)	6,365	659,159
QUALCOMM, Inc.	3,776	947,852
Ralliant Corp.	8,117	502,199
RingCentral, Inc., Class A	13,009	563,420
Roper Technologies, Inc.	1,446	470,716
Rubrik, Inc., Class A(c)(d)	9,167	720,801
Sailpoint, Inc.(c)(d)	31,971	602,014
Salesforce, Inc.	2,490	475,839
Samsara, Inc., Class A(c)(d)	15,532	543,465
Sandisk Corp.(c)	813	1,378,019
SentinelOne, Inc., Class A(c)(d)	35,926	594,575
ServiceNow, Inc.(c)	4,382	544,989
Skyworks Solutions, Inc.	8,962	697,692
Snowflake, Inc., Class A(c)	2,791	713,240
SS&C Technologies Holdings, Inc.	6,926	467,644
Strategy, Inc., Class A(c)	3,610	574,315
Super Micro Computer, Inc.(c)(d)	16,016	738,177
Synopsys, Inc.(c)	1,196	568,842
TD SYNNEX Corp.	3,228	843,412
Teledyne Technologies, Inc.(c)	547	339,047
Teradata Corp.(c)(d)	18,500	629,925
Teradyne, Inc.	1,725	645,685
Texas Instruments, Inc.	2,641	807,301
Trimble, Inc.(c)	5,273	297,450
Twilio, Inc., Class A(c)	3,988	760,272
Tyler Technologies, Inc.(c)	1,438	450,310
Ubiquiti, Inc.(d)	5,095	2,974,767
UiPath, Inc., Class A(c)(d)	43,529	510,160
Unity Software, Inc.(c)	25,771	785,242
Universal Display Corp.(d)	5,232	481,972
VeriSign, Inc.	2,107	601,296
Vontier Corp.	9,630	273,299
Western Digital Corp.	1,909	1,014,080
Workday, Inc., Class A(c)	3,694	540,026
Zebra Technologies Corp., Class A(c)	1,706	415,633
Zoom Communications, Inc., Class A(c)	6,604	670,900
Zscaler, Inc.(c)	3,265	456,218
		118,654,546
Materials-8.77%
Air Products and Chemicals, Inc.	6,236	1,737,474
Albemarle Corp.	11,036	1,946,971
Alcoa Corp.	27,435	2,130,053
Amcor PLC	8,644	335,560
AngloGold Ashanti PLC (Australia)	17,307	1,676,010
AptarGroup, Inc.	2,705	313,374
Ashland, Inc.	35,526	2,056,955
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Materials-(continued)
Avery Dennison Corp.	10,595	$1,685,347
Axalta Coating Systems Ltd.(c)	12,512	384,994
Ball Corp.	5,645	308,612
Celanese Corp.	30,353	1,612,655
CF Industries Holdings, Inc.	13,267	1,490,547
Cleveland-Cliffs, Inc.(c)(d)	202,855	2,758,828
Corteva, Inc.	16,266	1,273,303
CRH PLC	3,490	379,677
Crown Holdings, Inc.	3,345	318,043
Dow, Inc.	9,275	313,031
DuPont de Nemours, Inc.	7,686	372,156
Eagle Materials, Inc.(d)	1,864	412,280
Eastman Chemical Co.	25,665	1,947,204
Ecolab, Inc.	6,542	1,674,752
Element Solutions, Inc.	60,151	2,552,207
FMC Corp.	126,283	1,725,026
Freeport-McMoRan, Inc.	30,586	2,009,806
Graphic Packaging Holding Co.(d)	35,493	399,651
Huntsman Corp.	141,344	2,169,630
International Flavors & Fragrances, Inc.	25,842	1,965,284
International Paper Co.	50,754	1,698,736
James Hardie Industries PLC(c)(d)	17,722	412,568
Linde PLC	3,695	1,838,965
Louisiana-Pacific Corp.	4,621	352,952
LyondellBasell Industries N.V., Class A	24,351	1,622,994
Martin Marietta Materials, Inc.	592	344,331
Mosaic Co. (The)	57,713	1,379,341
MP Materials Corp.(c)(d)	30,094	1,947,082
NewMarket Corp.	3,073	2,377,211
Newmont Corp.	15,834	1,738,732
Nucor Corp.	10,920	2,730,000
Olin Corp.	69,642	1,801,639
Packaging Corp. of America	1,667	364,923
PPG Industries, Inc.	3,456	390,459
Reliance, Inc.	6,045	2,301,755
Royal Gold, Inc.	6,715	1,507,383
RPM International, Inc.	3,492	370,047
Scotts Miracle-Gro Co. (The)	30,323	1,789,057
Sherwin-Williams Co. (The)	1,097	333,312
Silgan Holdings, Inc.	8,743	328,387
Smurfit WestRock PLC	9,003	370,473
Solstice Advanced Materials, Inc.	25,092	2,113,499
Sonoco Products Co.	6,607	321,629
Southern Copper Corp. (Mexico)(d)	10,133	1,938,443
Steel Dynamics, Inc.	10,320	2,684,748
Vulcan Materials Co.	1,316	372,323
Westlake Corp.	15,802	1,372,088
		70,752,507
Real Estate-9.03%
Agree Realty Corp.	13,745	1,019,192
Alexandria Real Estate Equities, Inc.	21,787	1,082,378
American Homes 4 Rent, Class A	38,105	1,222,408
American Tower Corp.	6,086	1,137,839
Americold Realty Trust, Inc.	96,686	1,517,003
AvalonBay Communities, Inc.(d)	6,399	1,167,881
Brixmor Property Group, Inc.	36,863	1,126,533
BXP, Inc.	20,741	1,244,667
Camden Property Trust	10,735	1,143,922
CBRE Group, Inc., Class A(c)	8,273	1,034,456
CoStar Group, Inc.(c)	25,288	814,274
Cousins Properties, Inc.	47,874	1,283,502
Crown Castle, Inc.	12,706	1,162,599
	Shares	Value
Real Estate-(continued)
CubeSmart	28,627	$1,145,080
Digital Realty Trust, Inc.	6,047	1,148,930
EastGroup Properties, Inc.	5,798	1,170,674
EPR Properties	19,591	1,117,667
Equinix, Inc.	1,124	1,200,477
Equity LifeStyle Properties, Inc.	16,122	995,856
Equity Residential	18,098	1,184,514
Essex Property Trust, Inc.(d)	4,352	1,186,529
Extra Space Storage, Inc.	7,783	1,123,165
Federal Realty Investment Trust	10,383	1,242,118
Fermi, Inc.(c)(d)	135,284	944,282
First Industrial Realty Trust, Inc.	18,060	1,117,372
Gaming and Leisure Properties, Inc.	22,634	1,063,119
Healthcare Realty Trust, Inc.	59,976	1,194,722
Healthpeak Properties, Inc.	64,398	1,233,222
Highwoods Properties, Inc.(d)	50,555	1,319,485
Host Hotels & Resorts, Inc.	58,317	1,340,125
Howard Hughes Holdings, Inc.(c)	17,654	1,118,381
Invitation Homes, Inc.	43,432	1,270,386
Iron Mountain, Inc.	10,171	1,304,431
Jones Lang LaSalle, Inc.(c)	3,721	1,050,476
Kilroy Realty Corp.(d)	37,242	1,276,283
Kimco Realty Corp.	47,537	1,144,691
Lamar Advertising Co., Class A	8,166	1,244,988
Lineage, Inc.	29,667	1,317,511
Medical Properties Trust, Inc.(d)	217,760	1,112,754
Mid-America Apartment Communities, Inc.	8,549	1,103,419
Millrose Properties, Inc.	38,202	1,078,060
National Storage Affiliates Trust	35,236	1,502,815
NNN REIT, Inc.	24,346	1,083,640
Omega Healthcare Investors, Inc.	22,614	1,057,431
Park Hotels & Resorts, Inc.(d)	105,176	1,275,785
Prologis, Inc.	8,300	1,190,801
Public Storage	3,675	1,116,061
Rayonier, Inc.(d)	54,383	1,136,061
Realty Income Corp.	16,779	1,028,217
Regency Centers Corp.	14,296	1,105,796
Rexford Industrial Realty, Inc.(d)	31,387	1,113,297
SBA Communications Corp., Class A	5,922	1,203,114
Simon Property Group, Inc.	5,835	1,195,650
STAG Industrial, Inc.(d)	28,685	1,086,301
Sun Communities, Inc.(d)	8,108	1,002,635
UDR, Inc.	30,168	1,113,199
Ventas, Inc.(d)	12,691	1,071,374
VICI Properties, Inc.	37,904	1,069,651
Vornado Realty Trust(d)	41,937	1,415,374
W.P. Carey, Inc.	15,240	1,134,161
Welltower, Inc.	5,309	1,090,097
Weyerhaeuser Co.	47,364	1,160,892
Zillow Group, Inc., Class C(c)	26,444	925,540
		72,783,263
Utilities-7.68%
AES Corp. (The)	112,195	1,645,901
Alliant Energy Corp.(d)	22,325	1,598,693
Ameren Corp.	14,547	1,570,640
American Electric Power Co., Inc.	12,063	1,528,020
American Water Works Co., Inc.	11,558	1,424,755
Atmos Energy Corp.	8,559	1,447,584
Brookfield Renewable Corp. (Canada)(d)	39,237	1,568,695
CenterPoint Energy, Inc.(d)	36,748	1,552,970
Clearway Energy, Inc., Class C	42,151	1,734,935
CMS Energy Corp.	20,774	1,507,569
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Utilities-(continued)
Consolidated Edison, Inc.	14,161	$1,495,826
Constellation Energy Corp.	5,302	1,525,650
Dominion Energy, Inc.	25,504	1,707,238
DTE Energy Co.	10,824	1,546,425
Duke Energy Corp.	12,098	1,484,788
Edison International	22,476	1,571,971
Entergy Corp.(d)	15,261	1,664,212
Essential Utilities, Inc.	38,919	1,435,722
Evergy, Inc.	19,576	1,606,015
Eversource Energy	21,880	1,493,748
Exelon Corp.	32,300	1,474,172
FirstEnergy Corp.	31,379	1,455,672
IDACORP, Inc.(d)	11,333	1,589,680
MDU Resources Group, Inc.	76,663	1,616,056
National Fuel Gas Co.	17,013	1,314,254
NextEra Energy, Inc.	17,416	1,515,366
NiSource, Inc.	34,325	1,586,501
NRG Energy, Inc.	10,518	1,410,253
OGE Energy Corp.(d)	33,326	1,573,987
PG&E Corp.	88,249	1,441,989
Pinnacle West Capital Corp.	15,746	1,570,506
PPL Corp.	41,887	1,482,381
Public Service Enterprise Group, Inc.	19,335	1,520,698
Sempra	17,198	1,532,858
Southern Co. (The)(d)	16,336	1,503,729
Talen Energy Corp.(c)	5,142	1,988,926
UGI Corp.	43,304	1,512,176
Vistra Corp.	9,991	1,600,858
WEC Energy Group, Inc.	13,931	1,547,038
Xcel Energy, Inc.	19,733	1,568,773
		61,917,230
Total Common Stocks & Other Equity Interests (Cost $649,779,760)		804,739,253
	Shares	Value
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(e)(g) (Cost $801,213)	801,213	$801,213
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $650,580,973)		805,540,466
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.92%
Invesco Private Government Fund, 3.58%(e)(g)(h)	35,475,819	35,475,819
Invesco Private Prime Fund, 3.75%(e)(g)(h)	92,867,146	92,885,719
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $128,356,993)		128,361,538
TOTAL INVESTMENTS IN SECURITIES-115.81% (Cost $778,937,966)		933,902,004
OTHER ASSETS LESS LIABILITIES-(15.81)%		(127,505,689)
NET ASSETS-100.00%		$806,396,315

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Restricted security. The value of this security at May 31, 2026 represented less than 1% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at May 31, 2026.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Invesco Ltd.	$614,452	$129,646	$(294,793)	$125,395	$23,017	$597,717	$12,139
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	21,386,143	(20,584,930)	-	-	801,213	16,502
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$21,769,093	$193,852,959	$(180,146,233)	$-	$-	$35,475,819	$797,570 *
Invesco Private Prime Fund	56,997,559	373,396,585	(337,498,106)	289	(10,608)	92,885,719	2,161,357 *
Total	$79,381,104	$588,765,333	$(538,524,062)	$125,684	$12,409	$129,760,468	$2,987,568

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Concentrated QVM ETF (QVMT)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-9.03%
AT&T, Inc.	99,674	$2,471,915
Fox Corp., Class A	2,823	180,446
Netflix, Inc.(b)	62,500	5,376,250
Verizon Communications, Inc.	47,363	2,264,425
Walt Disney Co. (The)	18,561	1,890,067
		12,183,103
Consumer Discretionary-4.33%
Aptiv PLC(b)	2,454	166,725
Best Buy Co., Inc.	2,375	185,131
eBay, Inc.	6,466	706,540
Expedia Group, Inc.	1,245	281,108
Ford Motor Co.	53,167	927,232
General Motors Co.	11,778	980,401
Ralph Lauren Corp.	493	179,403
TJX Cos., Inc. (The)	12,008	1,858,238
Ulta Beauty, Inc.(b)	476	242,213
Williams-Sonoma, Inc.	1,523	310,037
		5,837,028
Consumer Staples-5.49%
Archer-Daniels-Midland Co.	6,546	522,240
Bunge Global S.A.	2,170	267,561
Dollar Tree, Inc.(b)	2,497	290,750
Kroger Co. (The)	7,633	474,391
Monster Beverage Corp.(b)	8,859	780,301
Tyson Foods, Inc., Class A	3,084	188,186
Walmart, Inc.	42,206	4,885,344
		7,408,773
Energy-5.56%
Baker Hughes Co., Class A	11,680	746,118
Chevron Corp.	21,634	3,947,340
Marathon Petroleum Corp.	4,133	1,028,166
Phillips 66	4,489	789,525
Valero Energy Corp.	4,074	997,397
		7,508,546
Financials-21.78%
Allstate Corp. (The)	4,109	846,824
American International Group, Inc.	5,981	443,970
Ameriprise Financial, Inc.	1,014	451,950
Arch Capital Group Ltd.(b)	4,443	396,938
Assurant, Inc.	588	146,336
Bank of New York Mellon Corp. (The)	6,981	973,361
Berkshire Hathaway, Inc., Class B(b)	11,815	5,605,981
Chubb Ltd.	3,665	1,142,490
Cincinnati Financial Corp.	1,900	299,098
Citigroup, Inc.	19,158	2,411,992
Citizens Financial Group, Inc.	4,481	278,987
CME Group, Inc., Class A	3,966	1,084,860
Globe Life, Inc.	1,052	161,208
Hartford Insurance Group, Inc. (The)	3,874	492,502
Invesco Ltd.(c)	5,205	148,134
Loews Corp.	2,306	238,786
Mastercard, Inc., Class A	9,959	4,919,547
Principal Financial Group, Inc.	2,092	216,773
Progressive Corp. (The)	6,075	1,156,680
Raymond James Financial, Inc.	1,716	246,091
Regions Financial Corp.	8,638	241,864
Synchrony Financial	4,171	297,976
T. Rowe Price Group, Inc.	2,403	251,186
Travelers Cos., Inc. (The)	2,886	842,394
	Shares	Value
Financials-(continued)
Visa, Inc., Class A	17,789	$5,805,618
W.R. Berkley Corp.	4,389	278,877
		29,380,423
Health Care-9.36%
Cencora, Inc.	3,314	892,659
Cigna Group (The)	3,174	880,468
CVS Health Corp.	16,706	1,519,912
Gilead Sciences, Inc.	18,496	2,486,417
Humana, Inc.	1,250	381,775
Incyte Corp.(b)	2,290	221,535
Johnson & Johnson	26,614	5,996,933
Solventum Corp.(b)	1,933	144,878
Universal Health Services, Inc., Class B	704	102,861
		12,627,438
Industrials-15.61%
3M Co.	6,920	1,059,660
C.H. Robinson Worldwide, Inc.	1,489	266,010
Caterpillar, Inc.	4,807	4,210,307
Delta Air Lines, Inc.	7,646	630,642
EMCOR Group, Inc.	588	486,170
GE Vernova, Inc.	2,558	2,476,962
General Dynamics Corp.	2,794	969,015
General Electric Co.	15,179	4,914,353
Howmet Aerospace, Inc.	4,699	1,213,517
Huntington Ingalls Industries, Inc.	430	132,513
Jacobs Solutions, Inc.	1,446	173,318
Johnson Controls International PLC	8,320	1,115,379
RTX Corp.	15,479	2,780,957
Snap-on, Inc.	528	195,999
United Airlines Holdings, Inc.(b)	3,854	442,439
		21,067,241
Information Technology-25.79%
Apple, Inc.	20,785	6,486,167
AppLovin Corp., Class A(b)	3,082	1,889,543
Cisco Systems, Inc.	45,310	5,456,230
Corning, Inc.	8,338	1,510,512
Fortinet, Inc.(b)	6,711	925,917
Hewlett Packard Enterprise Co.	12,982	558,745
Intel Corp.(b)	47,332	5,428,034
Jabil, Inc.	1,255	457,523
KLA Corp.	1,648	3,166,978
Lam Research Corp.	15,932	5,069,244
NetApp, Inc.	2,223	387,447
Skyworks Solutions, Inc.	1,517	118,098
Teledyne Technologies, Inc.(b)	483	299,378
Trimble, Inc.(b)	2,653	149,656
Western Digital Corp.	5,443	2,891,376
		34,794,848
Materials-2.18%
CF Industries Holdings, Inc.	2,110	237,059
Corteva, Inc.	7,217	564,947
DuPont de Nemours, Inc.	4,532	219,439
Mosaic Co. (The)	4,623	110,490
Newmont Corp.	16,520	1,814,061
		2,945,996
Utilities-0.75%
Evergy, Inc.	2,723	223,395
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Concentrated QVM ETF (QVMT)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Utilities-(continued)
Exelon Corp.	10,820	$493,825
NRG Energy, Inc.	2,185	292,965
		1,010,185
Total Common Stocks & Other Equity Interests (Cost $118,500,387)		134,763,581
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(c)(d) (Cost $11,758)	11,758	11,758
TOTAL INVESTMENTS IN SECURITIES-99.89% (Cost $118,512,145)		134,775,339
OTHER ASSETS LESS LIABILITIES-0.11%		150,493
NET ASSETS-100.00%		$134,925,832

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Invesco Ltd.	$259,856	$121,683	$(296,143)	$(15,466)	$78,204	$148,134	$5,537
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	2,718,844	(2,707,086)	-	-	11,758	1,538
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,149,350	13,247,588	(14,396,938)	-	-	-	7,832 *
Invesco Private Prime Fund	2,965,464	16,845,755	(19,811,008)	(91)	(120)	-	19,601 *
Total	$4,374,670	$32,933,870	$(37,211,175)	$(15,557)	$78,084	$159,892	$34,508

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® High Beta ETF (SPHB)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-0.86%
Meta Platforms, Inc., Class A	13,936	$8,814,659
Consumer Discretionary-12.63%
Amazon.com, Inc.(b)	29,296	7,928,669
Aptiv PLC(b)	142,503	9,681,654
Carnival Corp. Ltd.	442,734	12,423,116
Carvana Co.(b)(c)	148,619	10,849,187
Deckers Outdoor Corp.(b)	72,836	8,292,379
DoorDash, Inc., Class A(b)	45,680	7,276,367
Expedia Group, Inc.	32,043	7,234,989
lululemon athletica, Inc.(b)	64,535	8,465,701
Norwegian Cruise Line Holdings Ltd.(b)(c)	682,204	12,511,621
Ralph Lauren Corp.	20,853	7,588,407
Royal Caribbean Cruises Ltd.	31,647	9,007,686
Tapestry, Inc.	54,325	7,902,116
Tesla, Inc.(b)	27,731	12,084,892
Williams-Sonoma, Inc.	42,342	8,619,561
		129,866,345
Consumer Staples-0.92%
Estee Lauder Cos., Inc. (The), Class A	105,915	9,421,139
Financials-15.03%
Apollo Global Management, Inc.(c)	58,862	7,576,128
Ares Management Corp., Class A	70,127	9,011,318
Blackstone, Inc., Class A	65,211	7,627,731
Block, Inc., Class A(b)	143,783	10,887,249
Capital One Financial Corp.	43,702	8,212,917
Citigroup, Inc.	62,710	7,895,189
Coinbase Global, Inc., Class A(b)(c)	86,056	16,267,166
Global Payments, Inc.	104,664	7,903,179
Goldman Sachs Group, Inc. (The)	8,354	8,567,528
Interactive Brokers Group, Inc., Class A	119,567	10,398,742
Invesco Ltd.(d)	325,143	9,253,570
KKR & Co., Inc., Class A	89,935	8,628,364
Morgan Stanley	37,524	7,804,992
PayPal Holdings, Inc.	159,335	7,130,241
Robinhood Markets, Inc., Class A(b)	207,912	19,606,101
Synchrony Financial	108,079	7,721,164
		154,491,579
Health Care-4.90%
Align Technology, Inc.(b)	51,335	8,981,058
Bio-Techne Corp.(c)	157,075	8,117,636
Charles River Laboratories International, Inc.(b)	44,652	8,069,063
IDEXX Laboratories, Inc.(b)	12,517	7,053,705
Moderna, Inc.(b)(c)	198,735	9,378,305
Revvity, Inc.(c)	83,691	8,749,894
		50,349,661
Industrials-14.03%
Builders FirstSource, Inc.(b)	107,048	8,163,480
Caterpillar, Inc.	8,962	7,849,547
Comfort Systems USA, Inc.	5,850	10,695,029
Cummins, Inc.	11,791	7,624,414
Delta Air Lines, Inc.	139,937	11,542,004
Eaton Corp. PLC	18,040	7,226,824
EMCOR Group, Inc.	9,302	7,691,080
Emerson Electric Co.	54,166	7,790,154
GE Vernova, Inc.	8,533	8,262,675
Generac Holdings, Inc.(b)	33,384	9,277,747
Ingersoll Rand, Inc.	99,505	7,128,538
Old Dominion Freight Line, Inc.	36,090	8,125,664
	Shares	Value
Industrials-(continued)
Southwest Airlines Co.	186,797	$8,022,931
Stanley Black & Decker, Inc.	118,626	9,421,277
United Airlines Holdings, Inc.(b)	121,295	13,924,666
Vertiv Holdings Co., Class A	36,210	11,431,859
		144,177,889
Information Technology-46.73%
Advanced Micro Devices, Inc.(b)	29,289	15,116,053
Amphenol Corp., Class A	63,522	9,449,533
Analog Devices, Inc.	18,508	7,659,536
Applied Materials, Inc.	26,677	12,006,251
AppLovin Corp., Class A(b)	28,034	17,187,365
Arista Networks, Inc.(b)	79,249	12,637,838
Broadcom, Inc.	24,800	11,079,896
Cadence Design Systems, Inc.(b)	22,657	8,494,789
Ciena Corp.(b)	22,904	13,289,588
Coherent Corp.(b)	42,704	15,436,215
Corning, Inc.	56,035	10,151,301
Datadog, Inc., Class A(b)	52,165	12,903,013
Dell Technologies, Inc., Class C	37,493	15,781,179
First Solar, Inc.(b)	34,241	10,504,796
Hewlett Packard Enterprise Co.	289,051	12,440,755
Intel Corp.(b)	100,326	11,505,386
Jabil, Inc.	24,972	9,103,792
Keysight Technologies, Inc.(b)	24,762	8,377,727
KLA Corp.	6,466	12,425,777
Lam Research Corp.	45,933	14,614,962
Lumentum Holdings, Inc.(b)	14,965	12,794,476
Microchip Technology, Inc.	87,843	8,314,340
Micron Technology, Inc.	19,868	19,291,828
Monolithic Power Systems, Inc.	7,459	11,682,360
NVIDIA Corp.	44,787	9,456,327
NXP Semiconductors N.V. (Netherlands)	28,945	9,301,476
ON Semiconductor Corp.(b)	99,871	12,046,440
Oracle Corp.	44,878	10,132,555
Palantir Technologies, Inc., Class A(b)	76,428	11,964,039
QUALCOMM, Inc.	42,092	10,565,934
Sandisk Corp.(b)	13,062	22,139,829
Seagate Technology Holdings PLC	13,713	12,064,697
Skyworks Solutions, Inc.	113,232	8,815,111
Super Micro Computer, Inc.(b)(c)	428,352	19,742,744
Synopsys, Inc.(b)	19,098	9,083,391
TE Connectivity PLC (Switzerland)	39,013	8,325,764
Teradyne, Inc.	36,352	13,606,917
Trimble, Inc.(b)	122,410	6,905,148
Western Digital Corp.	25,221	13,397,647
Zebra Technologies Corp., Class A(b)	43,137	10,509,467
		480,306,242
Materials-2.41%
Albemarle Corp.	43,349	7,647,630
CRH PLC	62,967	6,850,180
Freeport-McMoRan, Inc.	156,591	10,289,595
		24,787,405
Utilities-2.39%
Constellation Energy Corp.	24,280	6,986,570
NRG Energy, Inc.	66,382	8,900,499
Vistra Corp.	54,006	8,653,381
		24,540,450
Total Common Stocks & Other Equity Interests (Cost $917,001,225)		1,026,755,369
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® High Beta ETF (SPHB)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $680,795)	680,795	$680,795
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $917,682,020)		1,027,436,164
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.47%
Invesco Private Government Fund, 3.58%(d)(e)(f)	18,499,904	18,499,904
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.75%(d)(e)(f)	48,043,948	$48,053,557
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $66,553,461)		66,553,461
TOTAL INVESTMENTS IN SECURITIES-106.44% (Cost $984,235,481)		1,093,989,625
OTHER ASSETS LESS LIABILITIES-(6.44)%		(66,217,311)
NET ASSETS-100.00%		$1,027,772,314

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Invesco Ltd.	$4,168,622	$11,199,366	$(7,546,139)	$657,541	$774,180	$9,253,570	$173,881
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	5,544,949	(4,864,154)	-	-	680,795	11,023
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,351,474	148,290,548	(138,142,118)	-	-	18,499,904	185,909 *
Invesco Private Prime Fund	23,478,915	310,914,503	(286,337,443)	(1,110)	(1,308)	48,053,557	511,501 *
Total	$35,999,011	$475,949,366	$(436,889,854)	$656,431	$772,872	$76,487,826	$882,314

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 High Dividend Growers ETF (DIVG)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-3.07%
Omnicom Group, Inc.	2,011	$146,220
Verizon Communications, Inc.	4,041	193,200
		339,420
Consumer Discretionary-2.18%
D.R. Horton, Inc.	333	48,981
Domino’s Pizza, Inc.	201	62,427
Garmin Ltd.	280	65,498
Williams-Sonoma, Inc.	313	63,717
		240,623
Consumer Staples-14.34%
Altria Group, Inc.	3,386	235,598
Brown-Forman Corp., Class B(b)	4,731	121,681
Conagra Brands, Inc.	20,687	274,723
Keurig Dr Pepper, Inc.	5,082	152,613
Kroger Co. (The)	1,014	63,020
McCormick & Co., Inc.	2,674	126,668
Mondelez International, Inc., Class A	2,171	132,800
PepsiCo, Inc.	842	121,408
Philip Morris International, Inc. (Switzerland)	786	139,421
Procter & Gamble Co. (The)	743	106,665
Sysco Corp.	1,457	110,455
		1,585,052
Energy-7.45%
Baker Hughes Co., Class A	905	57,811
Chevron Corp.	615	112,213
ConocoPhillips	716	81,610
Devon Energy Corp.	1,809	80,482
Diamondback Energy, Inc.	400	76,592
EOG Resources, Inc.	731	97,501
Marathon Petroleum Corp.	250	62,192
ONEOK, Inc.	1,882	157,975
Williams Cos., Inc. (The)	1,368	97,662
		824,038
Financials-27.43%
Aflac, Inc.	687	77,233
American Express Co.	142	44,939
American International Group, Inc.	1,127	83,657
Ares Management Corp., Class A	1,617	207,784
Bank of America Corp.	1,599	82,508
Bank of New York Mellon Corp. (The)	505	70,412
BlackRock, Inc.	82	85,844
Capital One Financial Corp.	312	58,634
Charles Schwab Corp. (The)	494	43,151
Cincinnati Financial Corp.	509	80,127
Citizens Financial Group, Inc.	1,700	105,842
Everest Group Ltd.	283	91,700
Fifth Third Bancorp	2,435	121,580
Franklin Resources, Inc.	7,807	242,173
Goldman Sachs Group, Inc. (The)	82	84,096
Hartford Insurance Group, Inc. (The)	474	60,260
Huntington Bancshares, Inc.	8,562	140,074
JPMorgan Chase & Co.	242	72,433
KeyCorp	6,899	147,156
M&T Bank Corp.	476	102,868
Marsh & McLennan Cos., Inc.	444	71,027
Morgan Stanley	500	104,000
Northern Trust Corp.	565	93,479
Principal Financial Group, Inc.	1,364	141,338
Prudential Financial, Inc.	2,048	206,111
	Shares	Value
Financials-(continued)
Regions Financial Corp.	5,272	$147,616
State Street Corp.	685	106,613
Truist Financial Corp.	3,324	160,250
		3,032,905
Health Care-5.18%
Abbott Laboratories	863	73,873
AbbVie, Inc.	540	117,569
Amgen, Inc.	290	97,669
Merck & Co., Inc.	804	95,451
UnitedHealth Group, Inc.	383	145,659
Zoetis, Inc.	551	42,807
		573,028
Industrials-7.81%
Automatic Data Processing, Inc.	597	132,438
Broadridge Financial Solutions, Inc.	536	82,394
Fastenal Co.	1,500	66,300
FedEx Corp.	161	66,292
General Electric Co.	79	25,577
Illinois Tool Works, Inc.	333	82,344
Otis Worldwide Corp.	1,027	72,753
Paychex, Inc.	1,951	189,208
Snap-on, Inc.	255	94,658
Waste Management, Inc.	245	51,808
		863,772
Information Technology-6.66%
Accenture PLC, Class A	625	116,919
Amphenol Corp., Class A	220	32,727
Analog Devices, Inc.	140	57,939
Hewlett Packard Enterprise Co.	3,482	149,865
HP, Inc.	11,510	311,231
Intuit, Inc.	108	35,805
Monolithic Power Systems, Inc.	20	31,324
		735,810
Materials-0.66%
Avery Dennison Corp.	458	72,854
Real Estate-12.00%
American Tower Corp.	820	153,307
Equinix, Inc.	71	75,831
Invitation Homes, Inc.	6,726	196,735
Iron Mountain, Inc.	1,119	143,512
Kimco Realty Corp.	7,125	171,570
Prologis, Inc.	813	116,641
Regency Centers Corp.	1,790	138,456
SBA Communications Corp., Class A	466	94,673
VICI Properties, Inc.	8,371	236,230
		1,326,955
Utilities-13.10%
AES Corp. (The)	12,423	182,245
Alliant Energy Corp.(b)	1,421	101,758
American Water Works Co., Inc.	658	81,112
Atmos Energy Corp.	405	68,498
CMS Energy Corp.	1,297	94,123
Edison International	2,225	155,617
Evergy, Inc.	1,431	117,399
Eversource Energy	2,261	154,358
NextEra Energy, Inc.	997	86,749
NiSource, Inc.	1,891	87,402
Public Service Enterprise Group, Inc.	1,382	108,694
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 High Dividend Growers ETF (DIVG)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	978	$108,607
Xcel Energy, Inc.	1,275	101,363
		1,447,925
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $10,240,067)		11,042,382
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.70%
Invesco Private Government Fund, 3.58%(c)(d)(e)	52,202	52,202
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.75%(c)(d)(e)	135,569	$135,596
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $187,798)		187,798
TOTAL INVESTMENTS IN SECURITIES-101.58% (Cost $10,427,865)		11,230,180
OTHER ASSETS LESS LIABILITIES-(1.58)%		(174,947)
NET ASSETS-100.00%		$11,055,233

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$254,531	$(254,531)	$-	$-	$-	$203
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	58,685	1,129,119	(1,135,602)	-	-	52,202	1,256 *
Invesco Private Prime Fund	152,761	2,369,491	(2,386,611)	(11)	(34)	135,596	3,401 *
Total	$211,446	$3,753,141	$(3,776,744)	$(11)	$(34)	$187,798	$4,860

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.45%
Communication Services-8.49%
AT&T, Inc.	2,616,914	$64,899,467
Comcast Corp., Class A	2,072,149	51,534,346
Omnicom Group, Inc.	628,881	45,725,938
Verizon Communications, Inc.	2,344,476	112,089,398
		274,249,149
Consumer Discretionary-1.03%
Genuine Parts Co.	338,462	33,406,199
Consumer Staples-18.15%
Altria Group, Inc.	1,593,341	110,864,667
Campbell’s Co. (The)(b)	2,940,425	62,072,372
Clorox Co. (The)	607,622	54,698,132
Conagra Brands, Inc.	5,623,723	74,683,041
General Mills, Inc.(b)	1,628,894	55,072,906
Hormel Foods Corp.(b)	2,757,508	64,056,911
Kimberly-Clark Corp.	687,233	67,073,941
Kraft Heinz Co. (The)	4,052,775	97,307,128
		585,829,098
Energy-11.82%
Chevron Corp.	370,322	67,568,952
EOG Resources, Inc.	478,400	63,808,992
Exxon Mobil Corp.	342,400	49,737,024
Kinder Morgan, Inc.	2,040,128	63,407,178
ONEOK, Inc.	1,017,227	85,386,034
Williams Cos., Inc. (The)	724,932	51,752,896
		381,661,076
Financials-16.04%
Fifth Third Bancorp	856,253	42,752,712
Franklin Resources, Inc.(b)	2,917,108	90,488,690
Huntington Bancshares, Inc.	2,619,319	42,852,059
Principal Financial Group, Inc.	527,568	54,666,596
Prudential Financial, Inc.	601,345	60,519,361
Regions Financial Corp.	1,824,975	51,099,300
T. Rowe Price Group, Inc.(b)	643,322	67,246,449
Truist Financial Corp.	1,163,192	56,077,486
U.S. Bancorp	948,654	52,033,672
		517,736,325
Health Care-5.04%
Bristol-Myers Squibb Co.	1,165,462	66,641,117
Pfizer, Inc.	3,671,076	96,108,770
		162,749,887
Industrials-1.45%
Paychex, Inc.	483,025	46,843,765
Materials-2.40%
Amcor PLC	1,994,742	77,435,884
Real Estate-21.20%
BXP, Inc.	1,039,419	62,375,534
	Shares	Value
Real Estate-(continued)
Crown Castle, Inc.(b)	844,358	$77,258,757
Extra Space Storage, Inc.	470,860	67,949,807
Healthpeak Properties, Inc.	5,433,526	104,052,023
Kimco Realty Corp.	3,278,032	78,935,011
Public Storage(b)	220,402	66,933,883
Realty Income Corp.	1,273,510	78,040,693
UDR, Inc.	1,708,178	63,031,768
VICI Properties, Inc.	3,044,928	85,927,868
		684,505,344
Utilities-13.83%
Dominion Energy, Inc.	1,029,160	68,891,970
DTE Energy Co.	345,098	49,304,151
Duke Energy Corp.	415,145	50,950,746
Evergy, Inc.	666,026	54,640,773
Eversource Energy	862,032	58,850,925
Exelon Corp.	1,122,089	51,212,142
FirstEnergy Corp.	1,142,258	52,989,349
Pinnacle West Capital Corp.(b)	596,929	59,537,698
		446,377,754
Total Common Stocks & Other Equity Interests (Cost $3,247,868,647)		3,210,794,481
Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(c)(d) (Cost $7,620,920)	7,620,920	7,620,920
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.69% (Cost $3,255,489,567)		3,218,415,401
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.05%
Invesco Private Government Fund, 3.58%(c)(d)(e)	44,278,621	44,278,621
Invesco Private Prime Fund, 3.75%(c)(d)(e)	118,766,597	118,790,350
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $163,067,466)		163,068,971
TOTAL INVESTMENTS IN SECURITIES-104.74% (Cost $3,418,557,033)		3,381,484,372
OTHER ASSETS LESS LIABILITIES-(4.74)%		(153,024,535)
NET ASSETS-100.00%		$3,228,459,837

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)—(continued)
May 31, 2026
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$106,654,842	$(99,033,922)	$-	$-	$7,620,920	$101,127
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	33,405,144	737,432,233	(726,558,756)	-	-	44,278,621	1,301,627 *
Invesco Private Prime Fund	86,880,541	1,532,850,236	(1,500,940,555)	(3,510)	3,638	118,790,350	3,549,060 *
Total	$120,285,685	$2,376,937,311	$(2,326,533,233)	$(3,510)	$3,638	$170,689,891	$4,951,814

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CME E-Mini Consumer Staples Select Sector Futures	60	June-2026	$5,019,000	$57,345	$57,345
CME E-Mini Energy Select Sector Futures	20	June-2026	2,361,800	(233,655)	(233,655)
CME E-Mini Healthcare Select Sector Futures	8	June-2026	1,208,800	18,742	18,742
E-Mini S&P Real Estate Select Sector Stock Index Futures	130	June-2026	6,998,875	494,308	494,308
Total Futures Contracts				$336,740	$336,740
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Low Volatility ETF (SPLV)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.67%
Communication Services-0.85%
AT&T, Inc.	2,373,508	$58,862,998
Consumer Discretionary-3.96%
McDonald’s Corp.	288,099	80,437,241
O’Reilly Automotive, Inc.(b)	634,648	55,138,218
TJX Cos., Inc. (The)	506,449	78,372,983
Yum! Brands, Inc.	403,163	59,647,966
		273,596,408
Consumer Staples-9.42%
Altria Group, Inc.	852,361	59,307,279
Church & Dwight Co., Inc.	640,554	61,256,179
Coca-Cola Co. (The)	1,030,610	81,428,496
Colgate-Palmolive Co.	737,713	66,490,073
Costco Wholesale Corp.	73,457	70,248,398
Mondelez International, Inc., Class A	957,112	58,546,541
Monster Beverage Corp.(b)	771,465	67,950,637
PepsiCo, Inc.	402,226	57,996,967
Procter & Gamble Co. (The)	513,057	73,654,463
Walmart, Inc.	467,076	54,064,047
		650,943,080
Energy-2.66%
Chevron Corp.	334,056	60,951,858
Kinder Morgan, Inc.	2,090,555	64,974,449
Williams Cos., Inc. (The)	805,149	57,479,587
		183,405,894
Financials-21.04%
Aflac, Inc.	672,998	75,658,435
Arch Capital Group Ltd.(b)	654,537	58,476,336
Bank of America Corp.	1,159,233	59,816,423
Bank of New York Mellon Corp. (The)	508,697	70,927,623
Berkshire Hathaway, Inc., Class B(b)	186,064	88,283,647
Cboe Global Markets, Inc.	177,408	59,176,212
Chubb Ltd.	234,538	73,112,531
Cincinnati Financial Corp.(c)	419,794	66,083,971
CME Group, Inc., Class A	237,839	65,058,480
Globe Life, Inc.	412,032	63,139,784
Hartford Insurance Group, Inc. (The)	539,777	68,621,850
Intercontinental Exchange, Inc.	408,287	60,365,233
JPMorgan Chase & Co.	201,504	60,312,162
Loews Corp.	860,567	89,111,713
M&T Bank Corp.	275,883	59,621,075
Mastercard, Inc., Class A	124,439	61,470,377
PNC Financial Services Group, Inc. (The)	273,815	60,545,973
Principal Financial Group, Inc.	587,651	60,892,397
Travelers Cos., Inc. (The)	238,125	69,506,306
U.S. Bancorp	1,072,798	58,842,970
Visa, Inc., Class A	190,358	62,125,237
W.R. Berkley Corp.(c)	981,547	62,367,496
		1,453,516,231
Health Care-3.90%
Johnson & Johnson	353,364	79,623,510
Medtronic PLC	869,543	64,180,969
ResMed, Inc.(c)	293,671	55,964,882
Stryker Corp.	228,433	69,692,624
		269,461,985
Industrials-12.16%
AMETEK, Inc.	255,730	57,756,621
Automatic Data Processing, Inc.	287,011	63,670,520
Cintas Corp.	423,680	72,559,437
	Shares	Value
Industrials-(continued)
General Dynamics Corp.	183,082	$63,496,499
Honeywell International, Inc.	285,465	67,900,705
Illinois Tool Works, Inc.	249,762	61,761,147
Nordson Corp.	209,913	60,314,302
Norfolk Southern Corp.	209,737	63,961,396
Republic Services, Inc.	376,477	75,461,050
Snap-on, Inc.	166,371	61,758,579
Union Pacific Corp.	230,847	60,629,656
Veralto Corp.	747,951	61,504,011
Waste Management, Inc.	327,640	69,282,754
		840,056,677
Information Technology-0.84%
Motorola Solutions, Inc.	144,021	58,080,789
Materials-2.11%
Ecolab, Inc.	255,387	65,379,072
Linde PLC	161,813	80,532,712
		145,911,784
Real Estate-17.73%
AvalonBay Communities, Inc.	351,083	64,076,158
Camden Property Trust(c)	638,599	68,049,109
Digital Realty Trust, Inc.	308,284	58,573,960
Equity Residential	980,600	64,180,270
Essex Property Trust, Inc.(c)	230,770	62,917,133
Federal Realty Investment Trust(c)	628,469	75,183,747
Invitation Homes, Inc.	2,225,108	65,084,409
Kimco Realty Corp.	2,945,356	70,924,173
Mid-America Apartment Communities, Inc.	529,059	68,285,645
Prologis, Inc.	429,324	61,595,114
Public Storage	192,402	58,430,563
Realty Income Corp.	1,345,139	82,430,118
Regency Centers Corp.	1,054,005	81,527,287
Simon Property Group, Inc.	326,254	66,852,707
UDR, Inc.(c)	1,770,318	65,324,734
Ventas, Inc.(c)	807,394	68,160,202
VICI Properties, Inc.	2,888,828	81,522,726
Welltower, Inc.	299,069	61,407,838
		1,224,525,893
Utilities-25.00%
Alliant Energy Corp.(c)	1,184,889	84,849,901
Ameren Corp.	793,554	85,680,025
American Electric Power Co., Inc.	573,377	72,629,665
Atmos Energy Corp.	464,808	78,612,977
CenterPoint Energy, Inc.(c)	2,006,370	84,789,196
CMS Energy Corp.(c)	1,124,610	81,612,948
Consolidated Edison, Inc.	709,029	74,894,733
Dominion Energy, Inc.	1,168,275	78,204,329
DTE Energy Co.	589,919	84,281,728
Duke Energy Corp.	700,958	86,028,575
Entergy Corp.(c)	616,696	67,250,699
Evergy, Inc.	1,023,283	83,950,137
Exelon Corp.	1,611,051	73,528,368
FirstEnergy Corp.(c)	1,989,405	92,288,498
NiSource, Inc.	1,540,016	71,179,540
Pinnacle West Capital Corp.(c)	825,475	82,332,876
PPL Corp.	2,140,436	75,750,030
Public Service Enterprise Group, Inc.	886,500	69,723,225
Sempra	733,611	65,386,748
Southern Co. (The)	869,237	80,013,266
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Low Volatility ETF (SPLV)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.(c)	769,328	$85,433,874
Xcel Energy, Inc.(c)	862,506	68,569,227
		1,726,990,565
Total Common Stocks & Other Equity Interests (Cost $6,773,015,738)		6,885,352,304
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $10,192,779)	10,192,779	10,192,779
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $6,783,208,517)		6,895,545,083
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.98%
Invesco Private Government Fund, 3.58%(d)(e)(f)	57,315,237	$57,315,237
Invesco Private Prime Fund, 3.75%(d)(e)(f)	148,628,732	148,658,458
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $205,973,603)		205,973,695
TOTAL INVESTMENTS IN SECURITIES-102.80% (Cost $6,989,182,120)		7,101,518,778
OTHER ASSETS LESS LIABILITIES-(2.80)%		(193,473,651)
NET ASSETS-100.00%		$6,908,045,127

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$153,644,960	$(143,452,181)	$-	$-	$10,192,779	$188,211
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	85,881,090	592,007,091	(620,572,944)	-	-	57,315,237	1,187,131 *
Invesco Private Prime Fund	223,435,518	1,401,088,962	(1,475,850,934)	(19,293)	4,205	148,658,458	3,235,303 *
Total	$309,316,608	$2,146,741,013	$(2,239,876,059)	$(19,293)	$4,205	$216,166,474	$4,610,645

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CME E-Mini S&P 500 Index Futures	22	June-2026	$8,355,325	$1,183,100	$1,183,100
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Low Volatility ETF (SPLV)—(continued)
May 31, 2026
(Unaudited)
Open Futures Contracts—(continued)
Long Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
CME E-Mini Utilities Select Sector Futures	70	June-2026	$6,280,400	$(209,118)	$(209,118)
Dow Jones U.S. Real Estate Index Futures	129	June-2026	4,952,310	331,350	331,350
Total Futures Contracts				$1,305,332	$1,305,332
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Momentum ETF (SPMO)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-8.75%
Alphabet, Inc., Class A, (Acquired 03/20/2026 - 05/28/2026; Cost $780,137,323)(b)	2,512,013	$955,419,024
Alphabet, Inc., Class C, (Acquired 03/20/2026 - 05/28/2026; Cost $620,427,647)(b)	2,012,858	757,700,137
Fox Corp., Class A(c)	179,801	11,492,880
Fox Corp., Class B	113,615	6,520,365
TKO Group Holdings, Inc.(c)	45,313	9,297,321
		1,740,429,727
Consumer Discretionary-1.24%
eBay, Inc.	322,125	35,198,599
Ford Motor Co.	3,419,812	59,641,521
General Motors Co.	971,958	80,905,784
Hasbro, Inc.	130,273	11,225,625
Ralph Lauren Corp.	28,388	10,330,393
Tapestry, Inc.	202,137	29,402,848
Ulta Beauty, Inc.(d)	39,920	20,313,292
		247,018,062
Consumer Staples-4.03%
Altria Group, Inc.	1,353,178	94,154,125
Archer-Daniels-Midland Co.(c)	383,923	30,629,377
Bunge Global S.A.	130,816	16,129,613
Coca-Cola Co. (The)	3,043,662	240,479,735
Dollar General Corp.	303,317	33,549,893
Dollar Tree, Inc.(d)	158,766	18,486,713
Hershey Co. (The)	119,911	23,266,331
Monster Beverage Corp.(d)	1,005,056	88,525,333
Philip Morris International, Inc. (Switzerland)	1,449,302	257,077,189
		802,298,309
Energy-3.08%
Exxon Mobil Corp.	3,800,586	552,073,122
Williams Cos., Inc. (The)	861,704	61,517,049
		613,590,171
Financials-5.68%
Bank of New York Mellon Corp. (The)	714,654	99,644,207
Cboe Global Markets, Inc.	91,584	30,548,759
Charles Schwab Corp. (The)	1,253,374	109,482,219
Citigroup, Inc.	1,534,981	193,254,108
CME Group, Inc., Class A	294,662	80,601,843
Goldman Sachs Group, Inc. (The)	276,259	283,320,180
Invesco Ltd.(e)	347,083	9,877,982
Loews Corp.	136,271	14,110,862
Morgan Stanley	920,553	191,475,024
Northern Trust Corp.	148,724	24,606,386
Robinhood Markets, Inc., Class A(d)	626,347	59,064,522
State Street Corp.	212,742	33,111,165
		1,129,097,257
Health Care-6.22%
Cardinal Health, Inc.	328,373	64,623,806
Cencora, Inc.	207,009	55,759,944
Gilead Sciences, Inc.	1,220,487	164,070,068
HCA Healthcare, Inc.	158,270	59,911,526
IDEXX Laboratories, Inc.(d)	66,376	37,404,867
Johnson & Johnson	3,395,993	765,219,103
McKesson Corp.	122,195	90,722,456
		1,237,711,770
	Shares	Value
Industrials-12.37%
C.H. Robinson Worldwide, Inc.	161,251	$28,807,491
Caterpillar, Inc.	590,241	516,974,385
Comfort Systems USA, Inc.	51,406	93,980,963
Cummins, Inc.	155,792	100,739,781
EMCOR Group, Inc.	40,219	33,253,874
Expeditors International of Washington, Inc.	119,457	18,873,011
GE Vernova, Inc.	272,607	263,970,810
General Dynamics Corp.	259,819	90,110,426
General Electric Co.	1,003,295	324,826,789
Howmet Aerospace, Inc.	423,288	109,314,126
Huntington Ingalls Industries, Inc.	60,378	18,606,688
Johnson Controls International PLC	617,286	82,753,361
L3Harris Technologies, Inc.	263,211	82,958,843
Leidos Holdings, Inc.	107,184	13,698,115
Lockheed Martin Corp.	185,446	98,369,831
Northrop Grumman Corp.	122,480	69,039,526
Parker-Hannifin Corp.	92,346	77,998,202
Quanta Services, Inc.	134,628	95,818,787
Rockwell Automation, Inc.	105,941	47,785,748
Rollins, Inc.	249,454	11,874,010
RTX Corp.	1,543,719	277,344,556
Southwest Airlines Co.	97,958	4,207,296
		2,461,306,619
Information Technology-54.77%
Advanced Micro Devices, Inc.(d)	1,593,894	822,608,693
Amphenol Corp., Class A	1,734,646	258,045,939
Analog Devices, Inc.	391,404	161,982,545
Applied Materials, Inc.	782,606	352,219,656
Broadcom, Inc.	3,370,070	1,505,646,174
Ciena Corp.(d)	215,707	125,159,673
Cisco Systems, Inc.	3,330,985	401,117,214
Corning, Inc.	1,042,784	188,910,749
Intel Corp.(d)	5,116,426	586,751,734
Jabil, Inc.	80,029	29,175,372
KLA Corp.	143,607	275,971,008
Lam Research Corp.	2,208,384	702,663,621
Micron Technology, Inc.	2,194,591	2,130,947,861
Monolithic Power Systems, Inc.	40,887	64,037,628
NVIDIA Corp.	7,958,609	1,680,380,704
Palantir Technologies, Inc., Class A(d)	1,762,654	275,925,857
Sandisk Corp.(d)	288,223	488,532,221
Seagate Technology Holdings PLC	424,915	373,840,217
TE Connectivity PLC (Switzerland)	286,967	61,241,628
Teradyne, Inc.	161,229	60,349,627
Western Digital Corp.	661,071	351,167,526
		10,896,675,647
Materials-1.61%
Albemarle Corp.	115,561	20,387,271
Freeport-McMoRan, Inc.	1,239,539	81,450,108
Newmont Corp.	1,981,586	217,597,959
		319,435,338
Real Estate-0.94%
Ventas, Inc.	426,274	35,986,051
Welltower, Inc.	736,569	151,239,713
		187,225,764
Utilities-1.20%
American Electric Power Co., Inc.	464,149	58,793,754
Atmos Energy Corp.	128,014	21,651,008
CenterPoint Energy, Inc.	594,614	25,128,387
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Momentum ETF (SPMO)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Utilities-(continued)
Entergy Corp.(c)	326,441	$35,598,391
Evergy, Inc.	206,947	16,977,932
FirstEnergy Corp.	412,107	19,117,644
NiSource, Inc.	361,187	16,694,063
NRG Energy, Inc.	145,597	19,521,646
WEC Energy Group, Inc.	224,650	24,947,382
		238,430,207
Total Common Stocks & Other Equity Interests (Cost $14,455,352,196)		19,873,218,871
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(e)(f) (Cost $8,849,142)	8,849,142	8,849,142
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $14,464,201,338)		19,882,068,013
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.22%
Invesco Private Government Fund, 3.58%(e)(f)(g)	12,270,671	$12,270,671
Invesco Private Prime Fund, 3.75%(e)(f)(g)	31,810,702	31,817,064
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,087,735)		44,087,735
TOTAL INVESTMENTS IN SECURITIES-100.16% (Cost $14,508,289,073)		19,926,155,748
OTHER ASSETS LESS LIABILITIES-(0.16)%		(31,337,110)
NET ASSETS-100.00%		$19,894,818,638

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Restricted security. The aggregate value of these securities at May 31, 2026 was $1,713,119,161, which represented 8.61% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)	Non-income producing security.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Invesco Ltd.	$-	$8,319,256	$(131,646)	$1,672,085	$18,287	$9,877,982	$73,365
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	12,323,939	133,837,468	(137,312,265)	-	-	8,849,142	227,427
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	39,839,575	534,814,988	(562,383,892)	-	-	12,270,671	692,251 *
Invesco Private Prime Fund	103,419,667	1,162,856,983	(1,234,449,809)	(6,986)	(2,791)	31,817,064	1,840,368 *
Total	$155,583,181	$1,839,828,695	$(1,934,277,612)	$1,665,099	$15,496	$62,814,859	$2,833,411

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 QVM Multi-factor ETF (QVML)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-11.04%
Alphabet, Inc., Class C, (Acquired 06/30/2021 - 05/04/2026; Cost $41,468,861)(b)	284,270	$107,007,756
AT&T, Inc.	196,640	4,876,672
Charter Communications, Inc., Class A(c)	2,448	352,634
Comcast Corp., Class A	98,997	2,462,055
Electronic Arts, Inc.	7,461	1,505,033
Fox Corp., Class A	9,049	578,412
Live Nation Entertainment, Inc.(c)	4,171	702,438
Meta Platforms, Inc., Class A	58,000	36,685,580
Netflix, Inc.(c)	115,586	9,942,708
News Corp., Class A	14,037	366,366
Omnicom Group, Inc.	9,140	664,570
Paramount Skydance Corp.(d)	11,383	120,774
Take-Two Interactive Software, Inc.(c)	5,525	1,238,484
TKO Group Holdings, Inc.	1,965	403,179
T-Mobile US, Inc.	13,157	2,467,332
Trade Desk, Inc. (The), Class A(c)(d)	10,340	222,930
Verizon Communications, Inc.	112,194	5,363,995
Walt Disney Co. (The)	50,347	5,126,835
Warner Bros. Discovery, Inc.(c)	67,168	1,814,208
		181,901,961
Consumer Discretionary-6.94%
Airbnb, Inc., Class A(c)	11,586	1,544,530
Amazon.com, Inc.(c)	258,258	69,894,945
Aptiv PLC(c)	6,075	412,736
Best Buy Co., Inc.	5,157	401,988
Carnival Corp. Ltd.	35,478	995,513
Carvana Co.(c)(d)	20,535	1,499,055
Chipotle Mexican Grill, Inc.(c)	39,104	1,245,853
D.R. Horton, Inc.	8,281	1,218,052
Darden Restaurants, Inc.(d)	3,272	667,194
Deckers Outdoor Corp.(c)	4,475	509,479
DoorDash, Inc., Class A(c)	10,469	1,667,607
eBay, Inc.	12,048	1,316,485
Expedia Group, Inc.	2,947	665,403
Ford Motor Co.	122,469	2,135,859
Garmin Ltd.	4,709	1,101,529
General Motors Co.	26,404	2,197,869
Genuine Parts Co.	3,908	385,720
Home Depot, Inc. (The)	29,052	9,213,551
Las Vegas Sands Corp.	8,473	428,480
Lennar Corp., Class A	6,872	616,968
lululemon athletica, Inc.(c)	3,302	433,156
MGM Resorts International(c)	5,379	234,901
NIKE, Inc., Class B	35,709	1,650,827
Norwegian Cruise Line Holdings Ltd.(c)(d)	14,843	272,221
NVR, Inc.(c)	85	518,908
Pool Corp.(d)	950	172,330
PulteGroup, Inc.	5,829	688,871
Ralph Lauren Corp.	1,115	405,749
Ross Stores, Inc.	8,450	1,958,118
Royal Caribbean Cruises Ltd.	7,403	2,107,116
Tapestry, Inc.	5,884	855,887
TJX Cos., Inc. (The)	30,650	4,743,087
Tractor Supply Co.	14,872	468,914
Ulta Beauty, Inc.(c)	1,265	643,695
Williams-Sonoma, Inc.	3,626	738,145
Wynn Resorts Ltd.	2,424	245,357
		114,256,098
	Shares	Value
Consumer Staples-5.07%
Altria Group, Inc.	46,987	$3,269,355
Archer-Daniels-Midland Co.	12,598	1,005,068
Brown-Forman Corp., Class B(d)	5,977	153,728
Bunge Global S.A.	3,579	441,291
Campbell’s Co. (The)(d)	5,937	125,330
Church & Dwight Co., Inc.	6,795	649,806
Coca-Cola Co. (The)	111,429	8,804,005
Colgate-Palmolive Co.	23,985	2,161,768
Conagra Brands, Inc.	13,507	179,373
Constellation Brands, Inc., Class A	3,992	554,169
Costco Wholesale Corp.	12,143	11,612,594
Dollar General Corp.	6,385	706,245
Dollar Tree, Inc.(c)(d)	5,697	663,359
Estee Lauder Cos., Inc. (The), Class A	7,907	703,328
General Mills, Inc.(d)	15,958	539,540
Hershey Co. (The)	4,322	838,598
Hormel Foods Corp.	7,963	184,980
J.M. Smucker Co. (The)	3,181	328,279
Kenvue, Inc.	55,818	964,535
Keurig Dr Pepper, Inc.	40,015	1,201,650
Kimberly-Clark Corp.	9,943	970,437
Kraft Heinz Co. (The)	24,377	585,292
Kroger Co. (The)	15,500	963,325
McCormick & Co., Inc.	8,074	382,465
Molson Coors Beverage Co., Class B	4,635	183,222
Mondelez International, Inc., Class A	38,604	2,361,407
Monster Beverage Corp.(c)	21,107	1,859,105
PepsiCo, Inc.	38,977	5,620,094
Philip Morris International, Inc. (Switzerland)	46,883	8,316,107
Procter & Gamble Co. (The)	69,509	9,978,712
Sysco Corp.	13,884	1,052,546
Target Corp.	11,783	1,497,266
Tyson Foods, Inc., Class A	8,107	494,689
Walmart, Inc.	122,198	14,144,418
		83,496,086
Energy-3.21%
APA Corp.	8,787	320,110
Baker Hughes Co., Class A	29,370	1,876,156
Chevron Corp.	49,570	9,044,542
ConocoPhillips	32,221	3,672,550
Devon Energy Corp.	16,190	720,293
Diamondback Energy, Inc.	4,850	928,678
EOG Resources, Inc.	13,665	1,822,638
EQT Corp.	16,151	887,174
Expand Energy Corp.	6,366	591,911
Exxon Mobil Corp.	114,851	16,683,256
Halliburton Co.	22,680	881,118
Kinder Morgan, Inc.	52,957	1,645,904
Marathon Petroleum Corp.	7,067	1,758,058
Occidental Petroleum Corp.	18,473	1,046,126
ONEOK, Inc.	16,333	1,370,992
Phillips 66	9,867	1,735,408
SLB Ltd.	42,824	2,336,049
Targa Resources Corp.	5,756	1,468,183
Valero Energy Corp.	7,265	1,778,617
Williams Cos., Inc. (The)	32,986	2,354,870
		52,922,633
Financials-12.24%
Aflac, Inc.	13,104	1,473,152
Allstate Corp. (The)	7,344	1,513,525
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
American Express Co.	14,588	$4,616,664
American International Group, Inc.	14,981	1,112,040
Ameriprise Financial, Inc.	2,606	1,161,520
Aon PLC, Class A	6,078	1,921,013
Apollo Global Management, Inc.	12,312	1,584,678
Arch Capital Group Ltd.(c)	10,315	921,542
Arthur J. Gallagher & Co.	7,511	1,510,537
Assurant, Inc.	1,427	355,137
Bank of America Corp.	185,569	9,575,360
Bank of New York Mellon Corp. (The)	19,072	2,659,209
Berkshire Hathaway, Inc., Class B(c)	50,802	24,104,533
BlackRock, Inc.	4,338	4,541,365
Blackstone, Inc., Class A	20,995	2,455,785
Block, Inc., Class A(c)	14,517	1,099,227
Brown & Brown, Inc.(d)	8,295	466,594
Capital One Financial Corp.	18,378	3,453,778
Cboe Global Markets, Inc.	2,948	983,335
Charles Schwab Corp. (The)	46,151	4,031,290
Chubb Ltd.	10,396	3,240,745
Cincinnati Financial Corp.	4,195	660,377
Citigroup, Inc.	48,564	6,114,208
Citizens Financial Group, Inc.	11,883	739,836
CME Group, Inc., Class A	10,215	2,794,211
Coinbase Global, Inc., Class A(c)(d)	5,433	1,027,000
Corpay, Inc.(c)	1,817	657,391
Erie Indemnity Co., Class A(d)	797	169,817
Everest Group Ltd.	1,178	381,707
FactSet Research Systems, Inc.(d)	1,087	266,826
Fifth Third Bancorp	26,558	1,326,041
Fiserv, Inc.(c)	15,403	871,194
Franklin Resources, Inc.(d)	8,223	255,077
Global Payments, Inc.(d)	6,449	486,964
Globe Life, Inc.	2,227	341,265
Goldman Sachs Group, Inc. (The)	8,418	8,633,164
Hartford Insurance Group, Inc. (The)	7,820	994,157
Huntington Bancshares, Inc.	58,740	960,986
Interactive Brokers Group, Inc., Class A	12,468	1,084,342
Intercontinental Exchange, Inc.	16,029	2,369,888
Invesco Ltd.(e)	13,125	373,538
Jack Henry & Associates, Inc.	1,893	258,054
JPMorgan Chase & Co.	76,471	22,888,535
KeyCorp	26,371	562,493
Loews Corp.	4,610	477,365
M&T Bank Corp.	4,414	953,910
Marsh & McLennan Cos., Inc.	14,144	2,262,616
Mastercard, Inc., Class A	22,910	11,317,082
MetLife, Inc.	15,334	1,267,968
Moody’s Corp.	4,419	2,002,912
Morgan Stanley	33,621	6,993,168
Nasdaq, Inc.	12,339	1,141,604
Northern Trust Corp.	5,165	854,549
PayPal Holdings, Inc.	25,519	1,141,975
PNC Financial Services Group, Inc. (The)	10,891	2,408,218
Principal Financial Group, Inc.	5,817	602,758
Progressive Corp. (The)	16,746	3,188,438
Prudential Financial, Inc.	9,755	981,743
Raymond James Financial, Inc.(d)	4,894	701,849
Regions Financial Corp.	25,041	701,148
Robinhood Markets, Inc., Class A(c)	20,386	1,922,400
S&P Global, Inc.	8,610	3,650,640
State Street Corp.	7,669	1,193,603
Synchrony Financial	10,266	733,403
	Shares	Value
Financials-(continued)
T. Rowe Price Group, Inc.(d)	6,097	$637,319
TPG, Inc.(c)(f)	5,990	0
Travelers Cos., Inc. (The)	6,185	1,805,340
Truist Financial Corp.	37,165	1,791,725
U.S. Bancorp	43,752	2,399,797
Visa, Inc., Class A	47,031	15,349,037
W.R. Berkley Corp.(d)	8,531	542,060
Wells Fargo & Co.	89,445	6,935,565
Willis Towers Watson PLC	2,711	676,855
		201,633,147
Health Care-8.51%
Abbott Laboratories	49,355	4,224,788
Agilent Technologies, Inc.	8,018	1,086,680
Align Technology, Inc.(c)	1,951	341,327
Amgen, Inc.	14,886	5,013,456
Baxter International, Inc.	15,603	293,024
Becton, Dickinson and Co.	8,338	1,226,687
Biogen, Inc.(c)	3,974	778,904
Bio-Techne Corp.(d)	4,577	236,539
Boston Scientific Corp.(c)	44,065	2,128,780
Bristol-Myers Squibb Co.	56,934	3,255,486
Cardinal Health, Inc.	6,800	1,338,240
Cencora, Inc.	5,540	1,492,254
Centene Corp.(c)	15,718	936,793
Charles River Laboratories International, Inc.(c)	1,399	252,813
Cigna Group (The)	7,982	2,214,207
Cooper Cos., Inc. (The)(c)	6,066	371,300
CVS Health Corp.	36,026	3,277,645
Danaher Corp.	18,258	3,335,189
Dexcom, Inc.(c)	11,616	856,564
Edwards Lifesciences Corp.(c)	15,861	1,371,501
Elevance Health, Inc.	6,600	2,595,054
Eli Lilly and Co.	22,473	24,832,665
GE HealthCare Technologies, Inc.	14,211	885,914
Gilead Sciences, Inc.	34,043	4,576,401
HCA Healthcare, Inc.	4,235	1,603,117
Henry Schein, Inc.(c)	2,800	214,424
Humana, Inc.	3,605	1,101,039
IDEXX Laboratories, Inc.(c)	2,325	1,310,207
Incyte Corp.(c)	4,745	459,031
Insulet Corp.(c)	1,953	283,068
Intuitive Surgical, Inc.(c)	9,740	4,135,994
IQVIA Holdings, Inc.(c)	4,774	869,871
Johnson & Johnson	66,249	14,927,887
Labcorp Holdings, Inc.	2,336	607,500
McKesson Corp.	3,508	2,604,480
Medtronic PLC	37,866	2,794,889
Merck & Co., Inc.	71,126	8,444,079
Moderna, Inc.(c)	8,858	418,009
Pfizer, Inc.	154,880	4,054,758
Quest Diagnostics, Inc.	3,161	616,079
Regeneron Pharmaceuticals, Inc.	2,735	1,681,423
ResMed, Inc.(d)	4,189	798,298
Revvity, Inc.(d)	3,220	336,651
Solventum Corp.(c)	4,345	325,658
STERIS PLC	3,007	639,679
Stryker Corp.	10,373	3,164,699
Thermo Fisher Scientific, Inc.	10,623	5,231,934
UnitedHealth Group, Inc.	25,048	9,526,005
Universal Health Services, Inc., Class B	1,693	247,364
Vertex Pharmaceuticals, Inc.(c)	6,886	3,081,760
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
Viatris, Inc.	33,106	$538,304
Waters Corp.(c)	2,806	1,076,297
West Pharmaceutical Services, Inc.	2,088	674,027
Zimmer Biomet Holdings, Inc.(d)	5,598	460,883
Zoetis, Inc.	13,027	1,012,068
		140,161,693
Industrials-8.67%
3M Co.	15,222	2,330,945
A.O. Smith Corp.	3,492	198,066
Allegion PLC	2,532	329,337
AMETEK, Inc.	6,603	1,491,288
Automatic Data Processing, Inc.	10,947	2,428,483
Boeing Co. (The)(c)	22,382	5,173,599
Broadridge Financial Solutions, Inc.	3,187	489,906
Builders FirstSource, Inc.(c)	3,249	247,769
C.H. Robinson Worldwide, Inc.	3,348	598,120
Carrier Global Corp.	23,364	1,492,259
Caterpillar, Inc.	13,213	11,572,870
Cintas Corp.	9,298	1,592,376
Comfort Systems USA, Inc.	962	1,758,738
Copart, Inc.(c)	25,659	840,845
CSX Corp.	53,000	2,398,780
Cummins, Inc.	3,898	2,520,564
Deere & Co.	7,167	3,885,804
Delta Air Lines, Inc.	19,381	1,598,545
Dover Corp.	3,955	835,929
Eaton Corp. PLC	11,037	4,421,422
EMCOR Group, Inc.	1,188	982,262
Emerson Electric Co.	16,320	2,347,142
Equifax, Inc.	3,591	595,352
Expeditors International of Washington, Inc.	3,591	567,342
Fastenal Co.	30,706	1,357,205
FedEx Corp.	6,253	2,574,673
Fortive Corp.	8,981	523,772
GE Vernova, Inc.	7,521	7,282,735
Generac Holdings, Inc.(c)	1,673	464,943
General Dynamics Corp.	6,852	2,376,411
General Electric Co.	29,863	9,668,445
Honeywell International, Inc.	17,372	4,132,104
Howmet Aerospace, Inc.	11,281	2,913,318
Hubbell, Inc.	1,530	724,623
Huntington Ingalls Industries, Inc.	1,123	346,075
IDEX Corp.	2,168	457,079
Illinois Tool Works, Inc.	7,600	1,879,328
Ingersoll Rand, Inc.	10,689	765,760
J.B. Hunt Transport Services, Inc.	2,245	620,585
Jacobs Solutions, Inc.	3,375	404,528
Johnson Controls International PLC	17,570	2,355,434
L3Harris Technologies, Inc.	5,035	1,586,931
Leidos Holdings, Inc.	3,529	451,006
Lennox International, Inc.(d)	962	483,078
Lockheed Martin Corp.	5,551	2,944,528
Nordson Corp.	1,530	439,615
Norfolk Southern Corp.	6,383	1,946,560
Northrop Grumman Corp.	3,565	2,009,519
Old Dominion Freight Line, Inc.	5,323	1,198,473
PACCAR, Inc.	15,079	1,664,269
Parker-Hannifin Corp.	3,642	3,076,143
Pentair PLC	4,633	328,202
Quanta Services, Inc.	3,978	2,831,262
Republic Services, Inc.	5,538	1,110,037
	Shares	Value
Industrials-(continued)
Rockwell Automation, Inc.	3,297	$1,487,145
Rollins, Inc.	8,415	400,554
RTX Corp.	35,253	6,333,554
Snap-on, Inc.	1,464	543,451
Southwest Airlines Co.	16,372	703,177
Stanley Black & Decker, Inc.	4,886	388,046
Textron, Inc.	4,936	452,927
Trane Technologies PLC	6,376	2,877,489
Uber Technologies, Inc.(c)	56,219	3,957,818
Union Pacific Corp.	16,834	4,421,282
United Airlines Holdings, Inc.(c)	10,207	1,171,764
United Parcel Service, Inc., Class B	22,764	2,428,691
United Rentals, Inc.	1,842	1,834,024
Veralto Corp.	7,172	589,754
W.W. Grainger, Inc.	1,212	1,495,899
Waste Management, Inc.	10,151	2,146,530
Westinghouse Air Brake Technologies Corp.	4,934	1,288,563
Xylem, Inc.	6,934	759,550
		142,894,602
Information Technology-38.59%
Accenture PLC, Class A	17,279	3,232,383
Adobe, Inc.(c)	11,427	2,961,993
Advanced Micro Devices, Inc.(c)	42,799	22,088,564
Akamai Technologies, Inc.(c)	3,575	534,605
Amphenol Corp., Class A	35,741	5,316,831
Analog Devices, Inc.	14,747	6,103,046
Apple, Inc.	402,293	125,539,554
Applied Materials, Inc.	22,721	10,225,813
AppLovin Corp., Class A(c)	6,860	4,205,797
Arista Networks, Inc.(c)	26,822	4,277,304
Autodesk, Inc.(c)	6,255	1,446,844
Broadcom, Inc.	118,864	53,104,869
CDW Corp.	3,580	449,111
Ciena Corp.(c)	3,892	2,258,255
Cisco Systems, Inc.	107,607	12,958,035
Cognizant Technology Solutions Corp., Class A	13,397	746,950
Corning, Inc.	23,949	4,338,601
CrowdStrike Holdings, Inc., Class A(c)	6,081	4,445,211
Dell Technologies, Inc., Class C	8,145	3,428,312
EPAM Systems, Inc.(c)	1,443	147,850
F5, Inc.(c)	1,454	557,536
First Solar, Inc.(c)	2,842	871,897
Fortinet, Inc.(c)	17,927	2,473,388
Gartner, Inc.(c)(d)	1,900	308,180
Gen Digital, Inc.	23,201	598,354
GoDaddy, Inc., Class A(c)	3,661	314,224
Hewlett Packard Enterprise Co.	35,553	1,530,201
HP, Inc.	25,435	687,762
Intel Corp.(c)	114,637	13,146,571
International Business Machines Corp.	24,265	7,226,117
Intuit, Inc.	7,334	2,431,441
Jabil, Inc.	2,981	1,086,753
Keysight Technologies, Inc.(c)	4,997	1,690,635
KLA Corp.	3,677	7,066,128
Lam Research Corp.	36,099	11,485,980
Microchip Technology, Inc.	16,491	1,560,873
Micron Technology, Inc.	29,734	28,871,714
Microsoft Corp.	186,381	83,916,181
Monolithic Power Systems, Inc.	1,375	2,153,539
NetApp, Inc.	5,449	949,706
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Information Technology-(continued)
NVIDIA Corp.	624,238	$131,801,611
NXP Semiconductors N.V. (Netherlands)	7,627	2,450,936
ON Semiconductor Corp.(c)	12,145	1,464,930
Oracle Corp.	40,323	9,104,127
Palo Alto Networks, Inc.(c)	20,339	5,729,293
PTC, Inc.(c)	4,185	580,585
Qnity Electronics, Inc.	6,141	957,996
QUALCOMM, Inc.	30,575	7,674,936
Salesforce, Inc.	26,588	5,080,967
Sandisk Corp.(c)	3,848	6,522,283
Seagate Technology Holdings PLC	6,192	5,447,722
Skyworks Solutions, Inc.	4,304	335,066
Super Micro Computer, Inc.(c)(d)	13,812	636,595
Synopsys, Inc.(c)	4,777	2,272,037
TE Connectivity PLC (Switzerland)	8,877	1,894,441
Teledyne Technologies, Inc.(c)	1,312	813,217
Teradyne, Inc.	4,464	1,670,920
Texas Instruments, Inc.	26,091	7,975,497
Trimble, Inc.(c)	8,831	498,157
VeriSign, Inc.	2,170	619,275
Western Digital Corp.	9,568	5,082,617
Zebra Technologies Corp., Class A(c)	1,428	347,904
		635,698,220
Materials-1.96%
Albemarle Corp.	3,366	593,830
Amcor PLC	14,149	549,264
Avery Dennison Corp.	2,339	372,065
Ball Corp.	7,939	434,025
CF Industries Holdings, Inc.	3,476	390,529
Corteva, Inc.	18,518	1,449,589
CRH PLC	20,797	2,262,506
Dow, Inc.	17,092	576,855
DuPont de Nemours, Inc.	12,260	593,629
Ecolab, Inc.	7,632	1,953,792
Freeport-McMoRan, Inc.	42,724	2,807,394
International Flavors & Fragrances, Inc.	8,242	626,804
Linde PLC	13,267	6,602,853
LyondellBasell Industries N.V., Class A	5,913	394,101
Martin Marietta Materials, Inc.	1,837	1,068,473
Mosaic Co. (The)	8,153	194,857
Newmont Corp.	32,833	3,605,392
Nucor Corp.	6,336	1,584,000
Packaging Corp. of America	2,526	552,967
PPG Industries, Inc.	7,148	807,581
Sherwin-Williams Co. (The)	6,967	2,116,853
Smurfit WestRock PLC(d)	15,645	643,792
Steel Dynamics, Inc.	3,870	1,006,780
Vulcan Materials Co.	4,132	1,169,025
		32,356,956
Real Estate-1.47%
AvalonBay Communities, Inc.	3,924	716,169
BXP, Inc.	4,376	262,604
Camden Property Trust	3,030	322,877
CBRE Group, Inc., Class A(c)	8,787	1,098,726
CoStar Group, Inc.(c)	11,221	361,316
Digital Realty Trust, Inc.	8,521	1,618,990
Equity Residential	9,896	647,693
Essex Property Trust, Inc.(d)	1,766	481,482
Extra Space Storage, Inc.	6,092	879,137
Federal Realty Investment Trust	2,146	256,726
Healthpeak Properties, Inc.	19,359	370,725
	Shares	Value
Real Estate-(continued)
Host Hotels & Resorts, Inc.	17,962	$412,767
Invitation Homes, Inc.	15,849	463,583
Kimco Realty Corp.	18,512	445,769
Mid-America Apartment Communities, Inc.	3,293	425,028
Prologis, Inc.	26,501	3,802,098
Public Storage	4,348	1,320,444
Realty Income Corp.	28,244	1,730,792
Regency Centers Corp.	4,503	348,307
Simon Property Group, Inc.	9,442	1,934,760
Ventas, Inc.	12,766	1,077,706
VICI Properties, Inc.	29,977	845,951
Welltower, Inc.	18,620	3,823,245
Weyerhaeuser Co.	20,472	501,769
		24,148,664
Utilities-2.22%
AES Corp. (The)	23,258	341,195
Alliant Energy Corp.(d)	7,062	505,710
Ameren Corp.	7,537	813,770
American Electric Power Co., Inc.	14,677	1,859,136
American Water Works Co., Inc.	5,314	655,057
Atmos Energy Corp.	4,376	740,113
CenterPoint Energy, Inc.(d)	17,784	751,552
CMS Energy Corp.	8,426	611,475
Consolidated Edison, Inc.	9,775	1,032,533
Constellation Energy Corp.	9,215	2,651,616
Dominion Energy, Inc.	23,311	1,560,438
DTE Energy Co.	5,651	807,358
Duke Energy Corp.	22,333	2,740,929
Edison International	10,675	746,609
Entergy Corp.(d)	12,392	1,351,348
Evergy, Inc.	6,393	524,482
Eversource Energy	10,250	699,767
Exelon Corp.	27,523	1,256,150
FirstEnergy Corp.	14,124	655,212
NextEra Energy, Inc.	57,302	4,985,847
NiSource, Inc.	13,123	606,545
NRG Energy, Inc.	6,206	832,100
PG&E Corp.	61,916	1,011,707
Pinnacle West Capital Corp.	3,210	320,165
PPL Corp.	20,604	729,176
Public Service Enterprise Group, Inc.	14,038	1,104,089
Sempra	18,212	1,623,236
Southern Co. (The)	29,960	2,757,818
WEC Energy Group, Inc.	9,032	1,003,004
Xcel Energy, Inc.	16,373	1,301,653
		36,579,790
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $1,078,480,776)		1,646,049,850
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.87%
Invesco Private Government Fund, 3.58%(e)(g)(h)	3,985,537	3,985,537
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.75%(e)(g)(h)	10,352,291	$10,354,361
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,339,898)		14,339,898
TOTAL INVESTMENTS IN SECURITIES-100.79% (Cost $1,092,820,674)		1,660,389,748
OTHER ASSETS LESS LIABILITIES-(0.79)%		(13,067,649)
NET ASSETS-100.00%		$1,647,322,099

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Restricted security. The value of this security at May 31, 2026 represented 6.50% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at May 31, 2026.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Invesco Ltd.	$287,569	$62,047	$(66,463)	$66,216	$24,169	$373,538	$7,905
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	195,796	36,281,244	(36,477,040)	-	-	-	34,647
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,538,942	40,213,680	(39,767,085)	-	-	3,985,537	60,932 *
Invesco Private Prime Fund	9,892,909	75,593,027	(75,130,002)	(500)	(1,073)	10,354,361	159,556 *
Total	$13,915,216	$152,149,998	$(151,440,590)	$65,716	$23,096	$14,713,436	$263,040

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-0.83%
New York Times Co. (The), Class A	20,589	$1,548,499
Nexstar Media Group, Inc., Class A	3,639	649,307
Pinterest, Inc., Class A(b)	65,833	1,319,951
		3,517,757
Consumer Discretionary-10.12%
Abercrombie & Fitch Co., Class A(b)	6,580	508,108
Aramark	34,581	1,845,934
Autoliv, Inc. (Sweden)	9,624	1,223,403
AutoNation, Inc.(b)	3,497	656,457
Bath & Body Works, Inc.	29,190	584,384
BorgWarner, Inc.	29,053	2,086,586
Boyd Gaming Corp.	7,262	600,422
Brunswick Corp.	9,089	761,295
Burlington Stores, Inc.(b)	7,855	2,543,685
Chewy, Inc., Class A(b)	29,946	674,983
Columbia Sportswear Co.	3,539	234,211
Crocs, Inc.(b)(c)	7,305	866,884
Dick’s Sporting Goods, Inc.(c)	8,599	1,956,874
Duolingo, Inc.(b)	5,102	568,159
Five Below, Inc.(b)	7,047	1,602,206
Floor & Decor Holdings, Inc., Class A(b)(c)	15,984	821,578
GameStop Corp., Class A(b)(c)	50,625	1,072,237
Gap, Inc. (The)(c)	33,623	711,126
Gentex Corp.(c)	29,541	713,711
Goodyear Tire & Rubber Co. (The)(b)(c)	40,445	246,714
Graham Holdings Co., Class B	427	468,543
Grand Canyon Education, Inc.(b)	3,391	508,141
Harley-Davidson, Inc.	14,572	352,351
KB Home	9,392	458,893
Lear Corp.	7,199	1,030,321
Lithia Motors, Inc., Class A(c)	3,204	932,012
Macy’s, Inc.	37,915	825,030
Mattel, Inc.(b)(c)	40,781	609,268
Murphy USA, Inc.	1,868	945,264
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	7,920	646,510
Penske Automotive Group, Inc.	2,409	403,194
Polaris, Inc.	7,568	534,074
PVH Corp.	6,744	629,080
Service Corp. International	18,565	1,395,902
Somnigroup International, Inc.	29,700	2,103,057
Taylor Morrison Home Corp., Class A(b)	13,483	788,755
Texas Roadhouse, Inc.	8,782	1,586,205
Thor Industries, Inc.(c)	7,450	589,146
Toll Brothers, Inc.	13,216	1,830,945
TopBuild Corp.(b)	4,109	1,715,425
Travel + Leisure Co.	8,268	562,224
V.F. Corp.	48,589	834,759
Vail Resorts, Inc.(c)	4,394	587,038
Visteon Corp.	3,590	424,661
Whirlpool Corp.(c)	9,237	401,071
Wyndham Hotels & Resorts, Inc.	10,322	828,444
YETI Holdings, Inc.(b)	11,249	539,615
		42,808,885
Consumer Staples-3.43%
Albertson’s Cos., Inc., Class A(c)	53,706	838,351
BJ’s Wholesale Club Holdings, Inc.(b)(c)	17,393	1,483,275
Boston Beer Co., Inc. (The), Class A(b)(c)	938	166,289
Celsius Holdings, Inc.(b)(c)	23,374	777,653
Coca-Cola Consolidated, Inc.	6,837	1,184,579
Coty, Inc., Class A(b)(c)	49,902	106,291
	Shares	Value
Consumer Staples-(continued)
Darling Ingredients, Inc.(b)	18,922	$1,118,290
e.l.f. Beauty, Inc.(b)(c)	8,563	479,528
Ingredion, Inc.	8,372	849,256
Maplebear, Inc.(b)(c)	23,311	927,778
Marzetti Co. (The)	2,725	305,036
Performance Food Group Co.(b)	21,657	2,126,501
Pilgrim’s Pride Corp.	6,172	174,729
Post Holdings, Inc.(b)(c)	6,236	572,714
Sprouts Farmers Market, Inc.(b)(c)	11,938	986,317
US Foods Holding Corp.(b)	29,460	2,411,301
		14,507,888
Energy-4.73%
Antero Midstream Corp.	40,429	847,392
Antero Resources Corp.(b)	33,993	1,215,250
Chord Energy Corp.	6,159	812,187
CNX Resources Corp.(b)(c)	17,237	580,715
DT Midstream, Inc.	12,707	1,778,726
HF Sinclair Corp.	17,337	1,211,683
Matador Resources Co.	13,315	713,684
Murphy Oil Corp.	16,317	590,512
NOV, Inc.	48,201	962,092
Ovintiv, Inc.	32,221	1,805,665
PBF Energy, Inc., Class A	8,735	355,514
Permian Resources Corp.	82,004	1,576,937
Range Resources Corp.	29,148	1,135,315
TechnipFMC PLC (United Kingdom)	52,020	3,559,208
Valaris Ltd.(b)	8,283	767,254
Viper Energy, Inc., Class A	22,316	1,015,378
Weatherford International PLC	10,180	1,055,055
		19,982,567
Financials-15.05%
Affiliated Managers Group, Inc.	3,818	1,156,281
Ally Financial, Inc.	37,488	1,604,861
American Financial Group, Inc.	9,020	1,170,796
Annaly Capital Management, Inc.	88,273	1,928,765
Associated Banc-Corp	21,722	604,089
Bank OZK	13,991	677,025
Brighthouse Financial, Inc.(b)(c)	7,120	445,356
Carlyle Group, Inc. (The)	35,798	1,626,303
CNO Financial Group, Inc.	12,453	572,464
Columbia Banking System, Inc.	39,747	1,178,101
Commerce Bancshares, Inc.	17,024	888,993
Corebridge Financial, Inc.	36,693	990,711
Cullen/Frost Bankers, Inc.	8,284	1,122,648
East West Bancorp, Inc.	17,794	2,180,477
Essent Group Ltd.	12,744	737,750
Euronet Worldwide, Inc.(b)(c)	4,576	331,669
Evercore, Inc., Class A	5,177	1,764,632
F.N.B. Corp.	46,783	817,767
Federated Hermes, Inc., Class B	9,089	509,529
Fidelity National Financial, Inc.	35,680	1,689,448
First American Financial Corp.	14,027	929,008
First Financial Bankshares, Inc.	16,823	549,776
First Horizon Corp.	64,767	1,569,304
FirstCash Holdings, Inc.	4,869	1,070,742
Flagstar Bank N.A	38,265	538,006
Glacier Bancorp, Inc.(c)	16,267	773,496
Hamilton Lane, Inc., Class A	5,452	475,033
Hancock Whitney Corp.	10,968	747,140
Hanover Insurance Group, Inc. (The)	4,626	861,361
Home BancShares, Inc.	23,782	636,406
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
Houlihan Lokey, Inc.	7,608	$1,077,749
International Bancshares Corp.	6,751	487,152
Janus Henderson Group PLC	15,882	821,258
Jefferies Financial Group, Inc.	23,665	1,247,619
Kinsale Capital Group, Inc.	2,980	908,215
MGIC Investment Corp.	28,603	721,368
Morningstar, Inc.	3,034	552,249
Old National Bancorp	45,920	1,102,539
Old Republic International Corp.	30,466	1,134,249
Pinnacle Financial Partners, Inc.	19,927	1,947,665
Primerica, Inc.	4,023	1,086,089
Prosperity Bancshares, Inc.	12,666	873,447
Reinsurance Group of America, Inc.	8,596	1,725,561
RenaissanceRe Holdings Ltd. (Bermuda)	5,990	1,679,297
RLI Corp.	11,807	590,822
SEI Investments Co.	11,882	1,044,190
Selective Insurance Group, Inc.	8,248	713,782
SLM Corp.	22,979	508,296
SouthState Bank Corp.	13,514	1,280,452
Starwood Property Trust, Inc.(c)	43,316	739,837
Stifel Financial Corp.	19,448	1,364,277
Texas Capital Bancshares, Inc.	5,966	593,557
UMB Financial Corp.	9,258	1,215,205
United Bankshares, Inc.	18,309	794,794
Unum Group	19,029	1,583,784
Valley National Bancorp	63,218	870,512
Voya Financial, Inc.	11,973	972,447
Webster Financial Corp.	21,141	1,537,374
Western Alliance Bancorporation	14,857	1,183,360
WEX, Inc.(b)(c)	3,977	576,506
Wintrust Financial Corp.	8,956	1,345,460
Zions Bancorporation N.A.	19,278	1,203,911
		63,630,960
Health Care-8.90%
Arrowhead Pharmaceuticals, Inc.(b)	18,819	1,466,188
Avantor, Inc.(b)	92,829	846,601
BioMarin Pharmaceutical, Inc.(b)	24,580	1,408,188
Bio-Rad Laboratories, Inc., Class A(b)(c)	2,339	730,891
Bruker Corp.(c)	15,075	887,767
Chemed Corp.	1,800	767,538
Doximity, Inc., Class A(b)	17,056	364,998
Elanco Animal Health, Inc.(b)	69,892	1,666,924
Encompass Health Corp.	13,481	1,426,964
Ensign Group, Inc. (The)	7,318	1,226,863
Envista Holdings Corp.(b)	22,508	530,063
Exelixis, Inc.(b)	35,356	1,784,771
Globus Medical, Inc., Class A(b)	15,246	1,248,343
Haemonetics Corp.(b)	6,098	413,505
Halozyme Therapeutics, Inc.(b)	15,382	1,023,518
HealthEquity, Inc.(b)	10,459	920,287
Hims & Hers Health, Inc.(b)(c)	14,576	381,162
Illumina, Inc.(b)	21,114	3,440,737
Jazz Pharmaceuticals PLC(b)	7,780	1,839,892
Lantheus Holdings, Inc.(b)(c)	7,512	745,942
LivaNova PLC(b)	7,724	570,031
Masimo Corp.(b)(c)	5,690	1,015,381
Medpace Holdings, Inc.(b)	2,625	1,173,664
Neurocrine Biosciences, Inc.(b)	12,722	2,013,893
Option Care Health, Inc.(b)(c)	21,577	450,312
Penumbra, Inc.(b)(c)	5,014	1,595,956
Repligen Corp.(b)	7,124	883,020
Roivant Sciences Ltd.(b)	53,565	1,606,414
	Shares	Value
Health Care-(continued)
Sotera Health Co.(b)	30,193	$472,219
Tenet Healthcare Corp.(b)	11,201	1,963,759
United Therapeutics Corp.(b)	4,973	2,769,066
		37,634,857
Industrials-27.07%
Acuity, Inc.(c)	4,312	1,315,634
Advanced Drainage Systems, Inc.	10,401	1,447,403
AECOM	17,707	1,228,335
AeroVironment, Inc.(b)(c)	4,818	998,482
AGCO Corp.	8,663	972,682
Alaska Air Group, Inc.(b)(c)	18,064	831,305
American Airlines Group, Inc.(b)(c)	97,702	1,430,357
API Group Corp.(b)	49,415	2,026,015
Applied Industrial Technologies, Inc.	4,931	1,498,087
ATI, Inc.(b)	17,624	3,087,020
Booz Allen Hamilton Holding Corp.	15,743	1,246,531
Brink’s Co. (The)	5,513	573,462
BWX Technologies, Inc.	11,997	2,349,972
CACI International, Inc., Class A(b)	2,781	1,428,071
Carlisle Cos., Inc.(c)	5,822	2,007,484
Carpenter Technology Corp.	6,067	2,845,302
Chart Industries, Inc.(b)	5,528	1,148,829
Clean Harbors, Inc.(b)(c)	6,354	1,785,665
CNH Industrial N.V.(c)	123,921	1,265,233
Concentrix Corp.	5,498	155,538
Core & Main, Inc., Class A(b)	26,256	1,298,359
Crane Co.	6,517	1,192,611
Curtiss-Wright Corp.	4,658	3,482,367
Donaldson Co., Inc.	15,179	1,242,705
Dycom Industries, Inc.(b)	4,142	2,112,420
EnerSys	4,727	1,077,614
ESAB Corp.	8,303	767,446
ExlService Holdings, Inc.(b)	20,238	587,509
Exponent, Inc.	6,467	377,155
Flowserve Corp.(c)	17,852	1,348,004
Fluor Corp.(b)	23,579	1,078,975
Fortune Brands Innovations, Inc.(c)	18,024	701,855
FTI Consulting, Inc.(b)(c)	3,812	583,922
GATX Corp.	4,695	793,831
Genpact Ltd.	20,497	675,376
Graco, Inc.	22,101	1,667,520
GXO Logistics, Inc.(b)(c)	16,428	823,207
Hexcel Corp.	10,873	976,287
ITT, Inc.	11,359	2,215,005
KBR, Inc.	17,758	620,642
Kirby Corp.(b)	6,966	979,350
Knight-Swift Transportation Holdings, Inc.	22,903	1,732,154
Kratos Defense & Security Solutions, Inc.(b)	20,447	1,311,266
Landstar System, Inc.	4,694	971,189
Lincoln Electric Holdings, Inc.	7,398	1,912,309
MasTec, Inc.(b)	7,515	2,843,451
Maximus, Inc.	7,205	446,206
Middleby Corp. (The)(b)	6,488	1,005,705
MSA Safety, Inc.	4,887	810,265
MSC Industrial Direct Co., Inc., Class A	5,791	633,941
Mueller Industries, Inc.	14,362	1,846,953
Nextpower, Inc., Class A(b)	16,695	2,611,098
nVent Electric PLC	21,463	3,584,106
Oshkosh Corp.	8,802	1,144,260
Parsons Corp.(b)(c)	7,464	441,122
Paylocity Holding Corp.(b)	5,143	591,085
RB Global, Inc. (Canada)	22,897	2,435,096
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
RBC Bearings, Inc.(b)(c)	4,047	$2,314,722
Regal Rexnord Corp.	9,058	1,827,542
Ryder System, Inc.	5,747	1,441,635
Saia, Inc.(b)	3,953	1,867,279
Science Applications International Corp.	5,780	602,276
Sensata Technologies Holding PLC(c)	19,174	947,004
Simpson Manufacturing Co., Inc.(c)	5,553	1,053,626
SPX Technologies, Inc.(b)	6,724	1,456,822
StandardAero, Inc.(b)(c)	26,137	748,564
Sterling Infrastructure, Inc.(b)	3,907	3,363,302
Terex Corp.	15,563	905,455
Tetra Tech, Inc.	34,593	950,962
Timken Co. (The)	8,291	1,061,082
Toro Co. (The)	12,419	1,116,220
TransUnion	26,606	1,903,925
UFP Industries, Inc.	8,255	668,655
UL Solutions, Inc., Class A	9,514	946,643
Valmont Industries, Inc.	2,633	1,368,660
Watsco, Inc.(c)	4,866	1,786,309
Watts Water Technologies, Inc., Class A	3,657	1,129,940
WESCO International, Inc.	6,634	2,396,002
Woodward, Inc.	7,504	2,626,625
XPO, Inc.(b)(c)	15,905	3,407,646
		114,454,669
Information Technology-13.82%
Advanced Energy Industries, Inc.	5,026	1,518,757
Allegro MicroSystems, Inc.(b)(c)	17,064	816,854
Amkor Technology, Inc.	15,484	1,077,067
AppFolio, Inc., Class A(b)(c)	2,859	460,785
Arrow Electronics, Inc.(b)	6,892	1,479,230
Avnet, Inc.	10,933	950,406
Belden, Inc.	5,695	598,431
Bentley Systems, Inc., Class B	17,562	573,224
BILL Holdings, Inc.(b)(c)	12,007	444,499
Blackbaud, Inc.(b)(c)	4,955	152,069
Cirrus Logic, Inc.(b)(c)	6,636	1,127,788
Cognex Corp.	22,349	1,471,682
Crane NXT Co.	6,727	261,277
Dolby Laboratories, Inc., Class A	7,954	443,913
Entegris, Inc.	21,581	2,995,227
Fabrinet (Thailand)(b)	4,654	3,044,461
Flex Ltd.(b)	45,916	6,923,214
IPG Photonics Corp.(b)(c)	3,440	393,949
Kyndryl Holdings, Inc.(b)	27,762	346,192
Lattice Semiconductor Corp.(b)	17,991	2,646,116
Littelfuse, Inc.	3,316	1,548,141
MACOM Technology Solutions Holdings, Inc.(b)	8,917	3,251,495
Manhattan Associates, Inc.(b)	7,097	1,064,905
MKS, Inc.	9,140	2,963,736
Okta, Inc.(b)(c)	18,880	2,327,337
Onto Innovation, Inc.(b)	6,856	1,770,493
Pegasystems, Inc.(c)	11,469	409,787
Pure Storage, Inc., Class A(b)	40,318	3,205,684
Qualys, Inc.(b)	4,276	467,324
Rambus, Inc.(b)	14,485	2,106,988
Silicon Laboratories, Inc.(b)	4,156	904,346
Synaptics, Inc.(b)(c)	5,167	709,326
TD SYNNEX Corp.	9,384	2,451,851
TTM Technologies, Inc.(b)	14,098	2,449,104
Twilio, Inc., Class A(b)	18,076	3,446,009
UiPath, Inc., Class A(b)(c)	45,594	534,362
	Shares	Value
Information Technology-(continued)
Universal Display Corp.(c)	5,975	$550,417
Vontier Corp.	19,616	556,702
		58,443,148
Materials-5.83%
Alcoa Corp.	30,255	2,348,998
AptarGroup, Inc.	8,910	1,032,224
Ashland, Inc.	6,760	391,404
Avient Corp.	13,229	468,571
Axalta Coating Systems Ltd.(b)	31,355	964,793
Cabot Corp.	7,456	652,475
Cleveland-Cliffs, Inc.(b)(c)	81,617	1,109,991
Commercial Metals Co.	15,289	1,162,728
Crown Holdings, Inc.	15,563	1,479,730
Eagle Materials, Inc.(c)	4,679	1,034,901
Graphic Packaging Holding Co.(c)	43,874	494,021
Greif, Inc., Class A	3,504	221,908
Hecla Mining Co.	98,583	1,751,820
Knife River Corp.(b)(c)	7,859	617,010
Louisiana-Pacific Corp.(c)	8,696	664,201
MP Materials Corp.(b)(c)	15,887	1,027,889
NewMarket Corp.	1,016	785,957
Olin Corp.(c)	15,189	392,939
Reliance, Inc.	6,688	2,546,590
Royal Gold, Inc.	11,001	2,469,505
RPM International, Inc.	18,001	1,907,566
Silgan Holdings, Inc.	12,494	469,275
Sonoco Products Co.	13,063	635,907
		24,630,403
Real Estate-6.75%
Agree Realty Corp.	14,462	1,072,357
American Healthcare REIT, Inc.(c)	21,829	1,067,220
American Homes 4 Rent, Class A	42,345	1,358,428
Brixmor Property Group, Inc.	38,735	1,183,742
COPT Defense Properties	14,012	449,225
Cousins Properties, Inc.	21,305	571,187
CubeSmart	30,278	1,211,120
EastGroup Properties, Inc.	6,880	1,389,141
EPR Properties	9,945	567,362
Equity LifeStyle Properties, Inc.	24,274	1,499,405
First Industrial Realty Trust, Inc.	17,081	1,056,801
Gaming and Leisure Properties, Inc.	36,140	1,697,496
Healthcare Realty Trust, Inc.	44,214	880,743
Independence Realty Trust, Inc.	30,758	499,202
Jones Lang LaSalle, Inc.(b)	6,425	1,813,842
Kilroy Realty Corp.(c)	14,207	486,874
Kite Realty Group Trust(c)	27,107	743,274
Lamar Advertising Co., Class A	11,100	1,692,306
NNN REIT, Inc.(c)	23,863	1,062,142
Omega Healthcare Investors, Inc.	37,213	1,740,080
Park Hotels & Resorts, Inc.(c)	26,037	315,829
Rayonier, Inc.(c)	36,071	753,523
Rexford Industrial Realty, Inc.(c)	30,771	1,091,447
Sabra Health Care REIT, Inc.	30,949	615,576
STAG Industrial, Inc.	23,842	902,896
Vornado Realty Trust(c)	21,044	710,235
W.P. Carey, Inc.	28,583	2,127,147
		28,558,600
Utilities-3.37%
Black Hills Corp.	9,887	719,971
Essential Utilities, Inc.	35,559	1,311,772
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Utilities-(continued)
IDACORP, Inc.(c)	6,923	$971,089
National Fuel Gas Co.	11,102	857,630
New Jersey Resources Corp.	12,606	696,482
NorthWestern Energy Group, Inc.	7,999	564,809
OGE Energy Corp.	26,287	1,241,535
ONE Gas, Inc.	7,597	590,591
Ormat Technologies, Inc.	7,252	995,192
Portland General Electric Co.	14,527	728,093
Southwest Gas Holdings, Inc.	8,130	700,887
Spire, Inc.	7,497	616,703
Talen Energy Corp.(b)	6,691	2,588,079
TXNM Energy, Inc.	12,331	730,119
UGI Corp.	27,007	943,084
		14,256,036
Total Common Stocks & Other Equity Interests (Cost $311,506,608)		422,425,770
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $208,436)	208,436	208,436
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $311,715,044)		422,634,206
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.04%
Invesco Private Government Fund, 3.58%(d)(e)(f)	15,043,735	$15,043,735
Invesco Private Prime Fund, 3.75%(d)(e)(f)	40,096,918	40,104,937
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $55,147,053)		55,148,672
TOTAL INVESTMENTS IN SECURITIES-112.99% (Cost $366,862,097)		477,782,878
OTHER ASSETS LESS LIABILITIES-(12.99)%		(54,925,450)
NET ASSETS-100.00%		$422,857,428

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,901,856	$(7,693,420)	$-	$-	$208,436	$4,933
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,347,836	100,981,604	(99,285,705)	-	-	15,043,735	344,183 *
Invesco Private Prime Fund	35,151,689	177,091,250	(172,131,960)	(835)	(5,207)	40,104,937	938,373 *
Total	$48,499,525	$285,974,710	$(279,111,085)	$(835)	$(5,207)	$55,357,108	$1,287,489

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
May 31, 2026
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Low Volatility ETF (XMLV)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.74%
Consumer Discretionary-3.27%
Autoliv, Inc. (Sweden)	60,790	$7,727,625
Penske Automotive Group, Inc.	43,952	7,356,246
Service Corp. International	111,090	8,352,857
		23,436,728
Consumer Staples-2.45%
Ingredion, Inc.(b)	106,718	10,825,474
Post Holdings, Inc.(b)(c)	72,789	6,684,942
		17,510,416
Energy-2.44%
Antero Midstream Corp.	427,570	8,961,867
DT Midstream, Inc.	60,536	8,473,830
		17,435,697
Financials-27.69%
American Financial Group, Inc.(b)	69,077	8,966,195
Annaly Capital Management, Inc.	430,770	9,412,325
Bank OZK	153,131	7,410,009
CNO Financial Group, Inc.	182,296	8,380,147
Commerce Bancshares, Inc.	166,929	8,717,032
Cullen/Frost Bankers, Inc.	58,809	7,969,796
Essent Group Ltd.	140,993	8,162,085
Federated Hermes, Inc., Class B	166,772	9,349,238
Hanover Insurance Group, Inc. (The)	50,060	9,321,172
Home BancShares, Inc.	310,423	8,306,919
Houlihan Lokey, Inc.	50,107	7,098,158
International Bancshares Corp.(b)	107,830	7,781,013
MGIC Investment Corp.	297,205	7,495,510
Old Republic International Corp.	207,673	7,731,666
Primerica, Inc.	32,030	8,647,139
Prosperity Bancshares, Inc.(b)	114,575	7,901,092
Reinsurance Group of America, Inc.	36,746	7,376,392
RenaissanceRe Holdings Ltd. (Bermuda)	27,552	7,724,203
RLI Corp.	179,504	8,982,380
SEI Investments Co.	92,729	8,149,025
SouthState Bank Corp.	76,271	7,226,677
Starwood Property Trust, Inc.(b)	606,766	10,363,563
United Bankshares, Inc.	180,230	7,823,784
Unum Group	94,066	7,829,113
		198,124,633
Health Care-1.08%
Encompass Health Corp.	73,004	7,727,473
Industrials-8.57%
Clean Harbors, Inc.(c)	26,780	7,525,983
FTI Consulting, Inc.(b)(c)	47,972	7,348,351
GATX Corp.(b)	41,914	7,086,819
Graco, Inc.(b)	121,033	9,131,940
MSA Safety, Inc.(b)	46,580	7,722,964
RB Global, Inc. (Canada)	70,124	7,457,687
RBC Bearings, Inc.(c)	12,477	7,136,345
Watts Water Technologies, Inc., Class A	25,570	7,900,619
		61,310,708
Information Technology-1.14%
Dolby Laboratories, Inc., Class A(b)	145,942	8,145,023
Materials-3.12%
AptarGroup, Inc.(b)	62,223	7,208,535
Crown Holdings, Inc.	78,606	7,473,858
Reliance, Inc.	20,012	7,619,969
		22,302,362
	Shares	Value
Real Estate-30.50%
Agree Realty Corp.	154,113	$11,427,479
American Healthcare REIT, Inc.(b)	158,800	7,763,732
American Homes 4 Rent, Class A	295,748	9,487,596
Brixmor Property Group, Inc.(b)	325,196	9,937,990
CareTrust REIT, Inc.(b)	210,411	8,588,977
COPT Defense Properties	331,322	10,622,183
Cousins Properties, Inc.	276,123	7,402,858
CubeSmart	213,520	8,540,800
EastGroup Properties, Inc.	50,821	10,261,268
EPR Properties	148,640	8,479,912
Equity LifeStyle Properties, Inc.	170,710	10,544,757
First Industrial Realty Trust, Inc.	152,429	9,430,782
Gaming and Leisure Properties, Inc.	220,729	10,367,641
Healthcare Realty Trust, Inc.(b)	435,757	8,680,279
Independence Realty Trust, Inc.	530,585	8,611,395
Kite Realty Group Trust(b)	346,005	9,487,457
Lamar Advertising Co., Class A	63,972	9,753,171
NNN REIT, Inc.(b)	257,722	11,471,206
Omega Healthcare Investors, Inc.	208,296	9,739,921
Rexford Industrial Realty, Inc.(b)	213,275	7,564,864
Sabra Health Care REIT, Inc.(b)	464,391	9,236,737
STAG Industrial, Inc.(b)	246,550	9,336,849
W.P. Carey, Inc.	154,728	11,514,858
		218,252,712
Utilities-19.48%
Black Hills Corp.	125,225	9,118,884
Essential Utilities, Inc.	230,208	8,492,373
IDACORP, Inc.(b)	79,273	11,119,624
National Fuel Gas Co.	114,570	8,850,533
New Jersey Resources Corp.	203,702	11,254,535
NorthWestern Energy Group, Inc.	124,653	8,801,748
OGE Energy Corp.	253,616	11,978,284
ONE Gas, Inc.(b)	122,149	9,495,863
Portland General Electric Co.	213,318	10,691,498
Southwest Gas Holdings, Inc.	100,704	8,681,692
Spire, Inc.	120,612	9,921,543
TXNM Energy, Inc.	371,360	21,988,226
UGI Corp.	258,101	9,012,887
		139,407,690
Total Common Stocks & Other Equity Interests (Cost $665,724,194)		713,653,442
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $747,144)	747,144	747,144
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $666,471,338)		714,400,586
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.17%
Invesco Private Government Fund, 3.58%(d)(e)(f)	28,184,800	28,184,800
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Low Volatility ETF (XMLV)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.75%(d)(e)(f)	73,156,081	$73,170,712
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $101,355,512)		101,355,512
TOTAL INVESTMENTS IN SECURITIES-114.01% (Cost $767,826,850)		815,756,098
OTHER ASSETS LESS LIABILITIES-(14.01)%		(100,215,187)
NET ASSETS-100.00%		$715,540,911

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$536,778	$55,898,056	$(55,687,690)	$-	$-	$747,144	$29,923
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,858,966	219,023,637	(219,697,803)	-	-	28,184,800	607,869 *
Invesco Private Prime Fund	75,111,105	474,484,895	(476,416,180)	(5,066)	(4,042)	73,170,712	1,673,083 *
Total	$104,506,849	$749,406,588	$(751,801,673)	$(5,066)	$(4,042)	$102,102,656	$2,310,875

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-2.21%
Cable One, Inc.(b)(c)	589	$30,952
CarGurus, Inc.(b)(c)	12,143	362,590
Cinemark Holdings, Inc.	17,255	483,140
DoubleVerify Holdings, Inc.(b)	20,342	197,317
IAC, Inc.(b)(c)	10,132	454,825
Iridium Communications, Inc.	15,577	806,577
John Wiley & Sons, Inc., Class A(c)	5,300	223,024
QuinStreet, Inc.(b)	8,555	107,109
Scholastic Corp.	3,508	142,074
Shenandoah Telecommunications Co.(c)	6,504	103,739
Shutterstock, Inc.	3,786	56,374
Telephone and Data Systems, Inc.	15,390	601,903
TripAdvisor, Inc.(b)(c)	18,511	206,953
Uniti Group, Inc.(b)(c)	24,022	269,527
Versant Media Group, Inc.	19,516	841,920
Yelp, Inc.(b)(c)	8,060	183,768
Ziff Davis, Inc.(b)(c)	4,020	181,181
		5,252,973
Consumer Discretionary-13.24%
Academy Sports & Outdoors, Inc.	10,656	562,637
Acushnet Holdings Corp.	4,564	405,192
Adient PLC(b)	13,881	317,320
ADT, Inc.	95,220	638,926
Advance Auto Parts, Inc.(c)	9,207	554,630
American Eagle Outfitters, Inc.(c)	32,753	517,497
Asbury Automotive Group, Inc.(b)	3,203	601,235
BJ’s Restaurants, Inc.(b)(c)	3,563	167,639
Boot Barn Holdings, Inc.(b)	5,242	890,459
Brinker International, Inc.(b)(c)	7,030	1,000,931
Buckle, Inc. (The)	4,883	223,983
Caesars Entertainment, Inc.(b)(c)	27,060	786,093
Callaway Golf Co.(b)	21,605	332,717
CarMax, Inc.(b)	23,008	1,026,617
Carter’s, Inc.	5,433	209,659
Cavco Industries, Inc.(b)	1,363	731,277
Century Communities, Inc.	4,483	236,792
Champion Homes, Inc.(b)	10,234	753,529
Cheesecake Factory, Inc. (The)	7,546	498,338
Covista, Inc.(b)	5,423	638,829
Cracker Barrel Old Country Store, Inc.(c)	3,981	134,637
Dana, Inc.	19,206	680,084
Dauch Corp.(b)(c)	42,507	282,247
Dorman Products, Inc.(b)	4,765	590,479
Dream Finders Homes, Inc., Class A(b)(c)	5,149	79,604
Ethan Allen Interiors, Inc.	3,660	75,469
Fox Factory Holding Corp.(b)	6,666	120,255
Frontdoor, Inc.(b)(c)	11,896	738,385
Gentherm, Inc.(b)(c)	5,289	183,475
G-III Apparel Group Ltd.(c)	5,874	189,906
Green Brick Partners, Inc.(b)	5,278	354,998
Group 1 Automotive, Inc.	1,977	625,404
Installed Building Products, Inc.	4,069	854,409
Kohl’s Corp.	20,335	292,011
Kontoor Brands, Inc.	7,729	554,710
La-Z-Boy, Inc.	6,783	254,905
LCI Industries	3,949	430,520
Leggett & Platt, Inc.	23,092	237,155
LGI Homes, Inc.(b)(c)	3,929	187,846
LKQ Corp.	42,100	1,141,752
M/I Homes, Inc.(b)	4,403	579,523
MarineMax, Inc.(b)(c)	3,224	111,035
	Shares	Value
Consumer Discretionary-(continued)
Marriott Vacations Worldwide Corp.	3,993	$338,926
Matthews International Corp., Class A(c)	4,785	126,994
Meritage Homes Corp.	12,525	817,131
Mohawk Industries, Inc.(b)	9,426	1,012,541
Monarch Casino & Resort, Inc.	1,846	222,000
Monro, Inc.(c)	5,718	94,061
National Vision Holdings, Inc.(b)(c)	12,249	205,171
Newell Brands, Inc.	67,958	231,057
OneSpaWorld Holdings Ltd. (Bahamas)(c)	16,212	385,035
Oxford Industries, Inc.(c)	2,252	100,484
Papa John’s International, Inc.(c)	4,026	137,729
Patrick Industries, Inc.(c)	5,509	498,675
Perdoceo Education Corp.	8,963	290,222
Phinia, Inc.	6,625	511,848
Pursuit Attractions and Hospitality, Inc.(b)(c)	3,024	135,385
Red Rock Resorts, Inc., Class A	7,672	447,891
Sally Beauty Holdings, Inc.(b)(c)	16,040	213,011
Shake Shack, Inc., Class A(b)	6,432	413,642
Signet Jewelers Ltd.(c)	7,084	619,071
Sonic Automotive, Inc., Class A(c)	2,316	191,348
Sonos, Inc.(b)	20,107	317,288
Standard Motor Products, Inc.	3,475	136,185
Steven Madden Ltd.	11,860	515,198
Strategic Education, Inc.	3,706	284,436
Stride, Inc.(b)(c)	6,583	608,138
Under Armour, Inc., Class A(b)(c)	52,909	310,576
Upbound Group, Inc.(c)	9,336	179,345
Urban Outfitters, Inc.(b)(c)	8,428	612,294
Victoria’s Secret & Co.(b)(c)	17,117	941,435
Wendy’s Co. (The)(c)	26,162	201,447
Winnebago Industries, Inc.	5,047	149,845
Wolverine World Wide, Inc.	13,639	239,364
XPEL, Inc.(b)(c)(d)	4,243	193,990
		31,474,872
Consumer Staples-2.32%
Andersons, Inc. (The)	4,985	351,891
Cal-Maine Foods, Inc.(c)	6,931	517,884
Central Garden & Pet Co., Class A(b)	10,075	343,860
Chefs’ Warehouse, Inc. (The)(b)	6,164	471,793
Edgewell Personal Care Co.	8,108	142,052
Energizer Holdings, Inc.(c)	11,490	209,348
Fresh Del Monte Produce, Inc.	5,255	168,896
Grocery Outlet Holding Corp.(b)(c)	23,903	203,414
Interparfums, Inc.	3,051	287,923
J&J Snack Foods Corp.	2,518	191,670
John B. Sanfilippo & Son, Inc.	1,495	111,990
National Beverage Corp.(b)	3,758	139,008
PriceSmart, Inc.	4,127	701,549
Reynolds Consumer Products, Inc.	9,642	208,942
Simply Good Foods Co. (The)(b)	16,159	186,152
Tootsie Roll Industries, Inc.(c)	3,106	117,127
United Natural Foods, Inc.(b)	8,757	449,672
Universal Corp.	3,916	203,123
Vital Farms, Inc.(b)(c)	6,770	67,768
WD-40 Co.	2,177	435,335
		5,509,397
Energy-5.63%
Archrock, Inc.	26,545	888,992
Atlas Energy Solutions, Inc.(c)	8,533	142,416
Bristow Group, Inc.	4,127	171,848
Cactus, Inc., Class A	11,788	684,176
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Energy-(continued)
California Resources Corp.	11,323	$671,341
Comstock Resources, Inc.(b)(c)	11,864	158,147
Core Laboratories, Inc.(c)	7,591	103,769
Core Natural Resources, Inc.	6,751	597,058
Crescent Energy Co., Class A	36,323	419,894
CVR Energy, Inc.(c)	3,909	129,857
Dorian LPG Ltd.	6,594	265,211
Helix Energy Solutions Group, Inc.(b)	21,161	197,855
Helmerich & Payne, Inc.	15,484	590,715
Innovex International, Inc.(b)(c)	6,001	160,287
International Seaways, Inc.	6,676	515,320
Kodiak Gas Services, Inc.	12,288	821,453
Liberty Energy, Inc., Class A	23,388	684,333
Magnolia Oil & Gas Corp., Class A	27,060	740,362
Noble Corp. PLC	19,351	899,434
Northern Oil and Gas, Inc.	14,327	311,899
Oceaneering International, Inc.(b)(c)	15,398	588,666
Par Pacific Holdings, Inc.(b)	6,490	364,478
Patterson-UTI Energy, Inc.	45,951	515,111
Peabody Energy Corp.	17,117	463,015
REX American Resources Corp.(b)	3,897	182,224
RPC, Inc.(c)	12,283	81,313
SM Energy Co.	31,461	966,167
Talos Energy, Inc.(b)	17,538	257,282
Tidewater, Inc.(b)(c)	7,350	540,151
World Kinect Corp.	8,983	258,800
		13,371,574
Financials-18.77%
Acadian Asset Management, Inc.	4,289	310,138
Adamas Trust, Inc.	13,114	120,649
Ameris Bancorp	10,139	854,819
AMERISAFE, Inc.	2,845	87,199
Apollo Commercial Real Estate Finance, Inc.	20,094	220,230
Arbor Realty Trust, Inc.	29,930	172,098
ARMOUR Residential REIT, Inc.(c)	17,208	295,117
Artisan Partners Asset Management, Inc., Class A	12,048	451,077
Assured Guaranty Ltd.(c)	6,824	506,409
Atlantic Union Bankshares Corp., Class B	23,346	878,277
Axos Financial, Inc.(b)	8,794	764,287
Banc of California, Inc.	22,756	437,370
BancFirst Corp.(c)	3,275	361,200
Bancorp, Inc. (The)(b)	6,735	371,503
Bank of Hawaii Corp.	6,278	480,895
BankUnited, Inc.	12,286	569,948
Banner Corp.	5,197	337,805
Beacon Financial Corp.	13,464	391,668
BGC Group, Inc., Class A	57,591	601,826
Blackstone Mortgage Trust, Inc., Class A(c)	24,619	450,035
Bread Financial Holdings, Inc.	6,715	598,105
Capitol Federal Financial, Inc.	19,019	147,778
Cathay General Bancorp	10,882	627,456
Central Pacific Financial Corp.	4,232	145,412
City Holding Co.	2,283	283,800
Cohen & Steers, Inc.	4,458	311,168
Community Financial System, Inc.	8,511	541,640
Customers Bancorp, Inc.(b)	4,951	372,018
CVB Financial Corp.(c)	20,253	412,351
Dime Community Bancshares, Inc., Class B(c)	6,337	237,131
Donnelley Financial Solutions, Inc.(b)	4,136	164,158
Eagle Bancorp, Inc.(c)	4,376	119,421
Ellington Financial, Inc.	16,935	229,808
	Shares	Value
Financials-(continued)
Employers Holdings, Inc.	3,570	$155,295
Enact Holdings, Inc.	4,568	190,897
Encore Capital Group, Inc.(b)	3,461	276,638
Enova International, Inc.(b)	3,799	613,577
EVERTEC, Inc.	9,698	237,310
EZCORP, Inc., Class A(b)(c)	9,129	285,190
FB Financial Corp.	6,578	346,595
First Bancorp	25,164	603,433
First Bancorp/Southern Pines NC(c)	6,650	391,220
First Commonwealth Financial Corp.	16,563	313,703
First Financial Bancorp	16,583	510,093
First Hawaiian, Inc.	19,619	529,321
First Interstate BancSystem, Inc., Class A(c)	14,124	502,814
Franklin BSP Realty Trust, Inc.	12,487	108,262
Fulton Financial Corp.	28,453	617,146
Genworth Financial, Inc., Class A(b)	62,833	537,850
HA Sustainable Infrastructure Capital, Inc.	19,611	804,051
Hanmi Financial Corp.	4,685	141,112
HCI Group, Inc.	1,839	283,335
Heritage Financial Corp.	5,409	147,395
Hilltop Holdings, Inc.	6,916	260,872
Hope Bancorp, Inc.	20,485	256,882
Horace Mann Educators Corp.	6,402	292,763
Independent Bank Corp.	7,892	624,099
Jackson Financial, Inc., Class A	10,670	1,100,184
Lakeland Financial Corp.(c)	3,996	242,277
Lincoln National Corp.	26,943	950,818
MarketAxess Holdings, Inc.	6,151	799,876
Merchants Bancorp(c)	4,515	212,837
Mercury General Corp.	4,187	410,452
Moelis & Co., Class A	12,330	829,686
National Bank Holdings Corp., Class A	5,910	247,215
NBT Bancorp, Inc.	8,369	386,983
NCR Atleos Corp.(b)(c)	11,329	505,273
NMI Holdings, Inc., Class A(b)	12,563	451,012
Northwest Bancshares, Inc.	22,752	321,941
OFG Bancorp	6,899	314,318
Palomar Holdings, Inc.(b)	4,209	450,531
Park National Corp.	2,307	395,789
Pathward Financial, Inc.	3,548	291,788
Payoneer Global, Inc.(b)	41,176	214,115
PennyMac Mortgage Investment Trust	13,833	144,693
Piper Sandler Cos.	10,462	820,325
PJT Partners, Inc., Class A	4,009	612,976
Preferred Bank	1,727	165,481
ProAssurance Corp.(b)(c)	7,864	188,657
PROG Holdings, Inc.	7,112	261,508
Provident Financial Services, Inc.	20,627	457,713
Radian Group, Inc.	22,057	753,247
Renasant Corp.	15,147	616,786
S&T Bancorp, Inc.	6,102	275,139
Safety Insurance Group, Inc.	2,482	174,162
Seacoast Banking Corp. of Florida	15,175	459,954
ServisFirst Bancshares, Inc.	8,446	658,704
Sezzle, Inc.(b)(c)	2,749	324,794
Simmons First National Corp., Class A	23,207	497,790
SiriusPoint Ltd.(b)	16,614	354,709
Southside Bancshares, Inc.	4,520	148,075
Stellar Bancorp, Inc.	7,513	280,535
Stewart Information Services Corp.	4,829	313,788
StoneX Group, Inc.(b)	12,744	1,444,532
Tompkins Financial Corp.	2,002	172,472
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
Triumph Financial, Inc.(b)(c)	3,374	$240,398
Trupanion, Inc.(b)(c)	5,300	115,646
TrustCo Bank Corp.	2,824	146,311
Trustmark Corp.	9,543	421,419
United Community Banks, Inc.	19,722	649,840
United Fire Group, Inc.	3,547	157,239
Victory Capital Holdings, Inc., Class A	7,542	637,676
Virtu Financial, Inc., Class A	12,588	631,288
Virtus Investment Partners, Inc.(c)	1,013	144,889
WaFd, Inc.	12,337	438,704
Walker & Dunlop, Inc.	5,076	254,764
Westamerica Bancorporation	3,866	214,524
Western Union Co. (The)(c)	47,965	389,955
WisdomTree, Inc.	19,325	368,141
World Acceptance Corp.(b)(c)	439	72,475
WSFS Financial Corp.	8,529	609,397
		44,626,450
Health Care-11.11%
Acadia Healthcare Co., Inc.(b)(c)	13,836	320,995
Acadia Pharmaceuticals, Inc.(b)	21,555	466,881
AdaptHealth Corp.(b)	15,503	157,045
Addus HomeCare Corp.(b)(c)	2,800	256,704
ADMA Biologics, Inc.(b)(c)	36,144	288,429
Alkermes PLC(b)(c)	27,566	1,163,010
AMN Healthcare Services, Inc.(b)	5,650	163,681
Amneal Pharmaceuticals, Inc.(b)	28,420	374,291
Amphastar Pharmaceuticals, Inc.(b)(c)	5,803	109,387
ANI Pharmaceuticals, Inc.(b)(c)	2,661	208,915
Arcus Biosciences, Inc.(b)	10,885	275,826
Artivion, Inc.(b)	6,720	149,117
Astrana Health, Inc.(b)(c)	5,541	208,452
Avanos Medical, Inc.(b)	7,500	186,000
Azenta, Inc.(b)(c)	7,318	167,436
BioLife Solutions, Inc.(b)(c)	7,556	188,296
BrightSpring Health Services, Inc.(b)	17,511	1,080,078
Catalyst Pharmaceuticals, Inc.(b)	16,813	525,070
Certara, Inc.(b)(c)	19,325	112,472
Collegium Pharmaceutical, Inc.(b)	5,652	189,964
Concentra Group Holdings Parent, Inc.	19,590	487,203
CONMED Corp.(c)	5,670	202,419
Corcept Therapeutics, Inc.(b)(c)	15,228	1,058,194
CorVel Corp.(b)	4,744	292,942
Cytek Biosciences, Inc.(b)(c)	18,019	75,500
Embecta Corp.	10,145	34,290
Fortrea Holdings, Inc.(b)	16,072	247,348
Glaukos Corp.(b)	10,327	1,067,295
Harmony Biosciences Holdings, Inc.(b)	6,022	190,235
HealthStream, Inc.	3,739	93,363
ICU Medical, Inc.(b)	4,273	578,521
Indivior Pharmaceuticals, Inc.(b)	19,149	689,747
Innoviva, Inc.(b)	11,119	238,169
Inspire Medical Systems, Inc.(b)(c)	4,348	179,833
Integer Holdings Corp.(b)	5,472	489,087
Krystal Biotech, Inc.(b)(c)	4,287	1,324,812
Ligand Pharmaceuticals, Inc.(b)	2,711	628,844
Merit Medical Systems, Inc.(b)	10,028	632,366
National HealthCare Corp.	1,998	368,471
Neogen Corp.(b)	37,828	339,317
NeoGenomics, Inc.(b)(c)	22,738	239,204
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(e)	762	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(e)	762	0
	Shares	Value
Health Care-(continued)
Omnicell, Inc.(b)	7,523	$332,065
Organon & Co.	45,489	606,823
Pacira BioSciences, Inc.(b)	6,284	145,914
Pediatrix Medical Group, Inc.(b)	13,136	282,949
Perrigo Co. PLC	28,347	313,234
Phibro Animal Health Corp., Class A	3,409	104,963
Prestige Consumer Healthcare, Inc.(b)	7,919	376,390
Privia Health Group, Inc.(b)	19,162	412,175
Progyny, Inc.(b)(c)	12,381	316,458
Protagonist Therapeutics, Inc.(b)	8,650	861,194
PTC Therapeutics, Inc.(b)	12,853	949,194
QuidelOrtho Corp.(b)	13,044	169,833
RadNet, Inc.(b)(c)	12,137	673,968
Sarepta Therapeutics, Inc.(b)(c)	15,274	272,946
Schrodinger, Inc.(b)(c)	8,090	122,968
Select Medical Holdings Corp.	15,566	256,839
Supernus Pharmaceuticals, Inc.(b)	9,082	419,407
Teleflex, Inc.	7,418	954,252
TG Therapeutics, Inc.(b)(c)	22,422	850,691
TransMedics Group, Inc.(b)(c)	5,930	398,496
U.S. Physical Therapy, Inc.(c)	2,405	154,545
UFP Technologies, Inc.(b)(c)	1,205	265,221
Veracyte, Inc.(b)(c)	13,697	634,719
Vir Biotechnology, Inc.(b)(c)	13,326	127,130
Waystar Holding Corp.(b)(c)	18,464	367,618
		26,419,201
Industrials-17.51%
AAR Corp.(b)	6,500	732,030
ABM Industries, Inc.	10,273	401,263
Alamo Group, Inc.	2,000	301,420
Albany International Corp., Class A	4,595	297,251
Allegiant Travel Co.(b)	2,599	238,094
Amentum Holdings, Inc.(b)	25,156	584,374
Apogee Enterprises, Inc.	3,820	146,726
ArcBest Corp.	3,871	529,127
Arcosa, Inc.(c)	7,334	929,585
Armstrong World Industries, Inc.	6,863	1,083,668
Astec Industries, Inc.	3,860	194,390
AZZ, Inc.	4,995	676,872
Boise Cascade Co.	6,566	457,782
Brady Corp., Class A	7,115	612,459
CoreCivic, Inc.(b)	16,234	342,213
CSW Industrials, Inc.(c)	2,821	781,332
Deluxe Corp.	7,035	170,880
DNOW, Inc.(b)	28,916	369,836
DXP Enterprises, Inc.(b)	2,008	291,281
Enerpac Tool Group Corp.	8,974	300,539
Enpro, Inc.	3,293	1,010,918
ESCO Technologies, Inc.	4,064	1,186,282
Everus Construction Group, Inc.(b)	8,095	1,204,293
Federal Signal Corp.	9,819	1,047,687
Forward Air Corp.(b)(c)	4,644	49,134
Franklin Electric Co., Inc.	6,255	615,367
Gates Industrial Corp. PLC(b)(c)	45,857	1,188,613
GEO Group, Inc. (The)(b)(c)	22,442	508,760
Gibraltar Industries, Inc.(b)(c)	4,853	187,568
Granite Construction, Inc.	7,234	989,901
Greenbrier Cos., Inc. (The)(c)	4,969	234,090
Griffon Corp.	6,913	608,206
Hayward Holdings, Inc.(b)	33,808	477,031
Healthcare Services Group, Inc.(b)	11,698	240,979
Heartland Express, Inc.	7,873	118,016
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
HNI Corp.	11,682	$364,362
Hub Group, Inc., Class A	10,834	450,044
Insperity, Inc.	6,111	210,646
Insteel Industries, Inc.	3,358	92,311
Interface, Inc.	10,098	298,901
JBT Marel Corp.	8,675	1,165,833
JetBlue Airways Corp.(b)(c)	55,869	305,603
Kadant, Inc.	1,845	588,887
Kennametal, Inc.	11,715	384,252
Korn Ferry	8,087	565,928
Legalzoom.com, Inc.(b)	19,596	123,259
Lindsay Corp.	1,776	194,099
Liquidity Services, Inc.(b)	3,655	132,348
ManpowerGroup, Inc.	7,248	229,254
Marten Transport Ltd.	10,201	175,865
MasterBrand, Inc.(b)(c)	23,668	205,438
Matson, Inc.	5,187	940,403
Mercury Systems, Inc.(b)(c)	8,453	944,200
MillerKnoll, Inc.	10,985	177,737
Mueller Water Products, Inc., Class A	25,532	643,662
MYR Group, Inc.(b)	2,401	1,116,609
National Presto Industries, Inc.	771	97,585
OPENLANE, Inc.(b)	16,544	630,326
Pitney Bowes, Inc.	23,380	376,418
Powell Industries, Inc.	4,404	1,252,586
Primoris Services Corp.	9,370	1,178,559
Proto Labs, Inc.(b)(c)	3,852	291,828
Quanex Building Products Corp.(c)	8,050	149,811
Resideo Technologies, Inc.(b)	23,615	738,441
Robert Half, Inc.	16,182	476,398
Rush Enterprises, Inc., Class A	10,248	710,494
RXO, Inc.(b)(c)	31,654	809,709
Schneider National, Inc., Class B	8,597	303,818
SkyWest, Inc.(b)	7,060	604,689
Standex International Corp.	1,863	516,070
Sunrun, Inc.(b)	37,445	626,080
Tennant Co.	2,647	227,933
Trinity Industries, Inc.(c)	13,705	444,590
UniFirst Corp.	1,914	508,014
Upwork, Inc.(b)(c)	21,601	190,521
Verra Mobility Corp., Class A(b)	26,120	117,801
Vestis Corp.(b)(c)	17,973	232,211
Werner Enterprises, Inc.(c)	10,923	453,414
WillScot Holdings Corp.	31,306	805,503
Worthington Enterprises, Inc.	5,431	308,318
Zurn Elkay Water Solutions Corp.	24,818	1,166,446
		41,635,171
Information Technology-15.94%
ACI Worldwide, Inc.(b)	15,157	661,906
ACM Research, Inc., Class A(b)	9,517	823,792
Adeia, Inc.(c)	14,975	400,132
Agilysys, Inc.(b)(c)	3,862	334,295
Alarm.com Holdings, Inc.(b)	7,467	336,836
Alpha & Omega Semiconductor Ltd.(b)(c)	3,693	167,478
Arlo Technologies, Inc.(b)(c)	18,143	242,028
Axcelis Technologies, Inc.(b)(c)	4,574	687,975
Badger Meter, Inc.	4,704	582,826
Benchmark Electronics, Inc.	5,793	489,277
Calix, Inc.(b)	9,433	374,962
Clear Secure, Inc., Class A	14,799	820,605
Cohu, Inc.(b)(c)	7,587	400,214
Corsair Gaming, Inc.(b)(c)	7,050	85,587
	Shares	Value
Information Technology-(continued)
CTS Corp.	4,846	$311,162
Digi International, Inc.(b)(c)	5,527	369,204
Diodes, Inc.(b)	7,638	804,434
DXC Technology Co.(b)(c)	27,267	270,216
Enphase Energy, Inc.(b)(c)	19,659	1,343,889
ePlus, Inc.(c)	4,268	350,360
Extreme Networks, Inc.(b)	19,746	523,466
FormFactor, Inc.(b)	12,832	1,598,739
Grid Dynamics Holdings, Inc.(b)(c)	10,252	73,814
Harmonic, Inc.(b)	19,523	294,993
Ichor Holdings Ltd.(b)	5,620	401,942
Insight Enterprises, Inc.(b)	4,807	511,369
Itron, Inc.(b)	7,189	592,949
Knowles Corp.(b)	14,016	524,339
Kulicke & Soffa Industries, Inc. (Singapore)	8,525	868,612
LiveRamp Holdings, Inc.(b)(c)	9,322	350,134
MARA Holdings, Inc.(b)(c)	60,839	874,865
MaxLinear, Inc.(b)	13,043	1,212,086
Mirion Technologies, Inc.(b)(c)	38,135	697,108
N-able, Inc.(b)	10,599	39,216
NCR Voyix Corp.(b)(c)	23,773	170,928
NetScout Systems, Inc.(b)	10,175	423,483
OSI Systems, Inc.(b)(c)	2,507	543,392
PC Connection, Inc.	1,751	121,852
PDF Solutions, Inc.(b)(c)	4,941	241,269
Penguin Solutions, Inc.(b)(c)	8,333	465,231
Photronics, Inc.(b)	9,879	319,586
Plexus Corp.(b)	4,128	1,107,790
Power Integrations, Inc.	8,694	730,296
Progress Software Corp.(b)(c)	7,538	247,473
Q2 Holdings, Inc.(b)	9,174	434,389
Qorvo, Inc.(b)	13,619	1,410,384
Ralliant Corp.	17,351	1,073,506
Rogers Corp.(b)	2,645	374,320
Sanmina Corp.(b)	10,257	2,664,051
ScanSource, Inc.(b)	3,125	144,594
Semtech Corp.(b)	14,006	2,136,475
SolarEdge Technologies, Inc.(b)	9,017	688,448
Sprinklr, Inc., Class A(b)	17,987	100,367
Teradata Corp.(b)(c)	16,540	563,187
Ultra Clean Holdings, Inc.(b)	7,367	630,394
Veeco Instruments, Inc.(b)(c)	8,941	515,359
Viasat, Inc.(b)	20,505	1,653,113
Viavi Solutions, Inc.(b)(c)	33,965	1,649,340
Vishay Intertechnology, Inc.	20,321	1,057,708
		37,887,745
Materials-4.68%
Alpha Metallurgical Resources, Inc.(b)(c)	1,456	289,700
Balchem Corp.	5,304	831,296
Century Aluminum Co.(b)	7,272	479,734
Eastman Chemical Co.	19,576	1,485,231
Element Solutions, Inc.	37,655	1,597,702
FMC Corp.(c)	19,764	269,976
H.B. Fuller Co.(c)	9,534	610,939
Hawkins, Inc.	3,240	501,455
Innospec, Inc.	4,158	344,864
Kaiser Aluminum Corp.	2,524	459,469
Koppers Holdings, Inc.	3,027	123,502
Materion Corp.	3,629	798,525
Metallus, Inc.(b)	5,820	114,363
Minerals Technologies, Inc.	4,969	382,712
O-I Glass, Inc.(b)(c)	27,717	242,524
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Materials-(continued)
Quaker Chemical Corp.	2,441	$350,357
Sensient Technologies Corp.	7,288	829,739
Stepan Co.	3,584	189,414
Sylvamo Corp.	5,392	211,744
Warrior Met Coal, Inc.	7,956	752,160
Worthington Steel, Inc.	6,044	254,996
		11,120,402
Real Estate-6.15%
Acadia Realty Trust	20,507	451,564
American Assets Trust, Inc.	7,681	178,967
Apple Hospitality REIT, Inc.	34,284	503,632
Centerspace(c)	2,567	173,221
Curbline Properties Corp.(c)	15,503	451,602
Cushman & Wakefield Ltd.(b)(c)	39,598	492,599
DiamondRock Hospitality Co.	32,897	361,538
Easterly Government Properties, Inc.(c)	7,123	170,810
Essential Properties Realty Trust, Inc.	31,369	959,264
eXp World Holdings, Inc.	15,977	78,607
Four Corners Property Trust, Inc.	16,384	407,962
Getty Realty Corp.(c)	8,032	261,281
Global Net Lease, Inc.	30,698	287,640
Highwoods Properties, Inc.(c)	17,455	455,576
Innovative Industrial Properties, Inc.(c)	4,222	244,834
JBG SMITH Properties	9,364	137,370
LTC Properties, Inc.	7,586	283,792
LXP Industrial Trust	9,506	490,890
Marcus & Millichap, Inc.(c)	3,716	104,940
Medical Properties Trust, Inc.(c)	88,768	453,605
Millrose Properties, Inc.	25,186	710,749
Outfront Media, Inc.	23,479	756,963
Pebblebrook Hotel Trust(c)	17,596	268,339
Phillips Edison & Co., Inc.	19,794	794,729
Ryman Hospitality Properties, Inc.	10,047	1,156,711
Safehold, Inc.	7,602	113,802
SL Green Realty Corp.(c)	10,656	483,782
St. Joe Co. (The)	6,245	397,369
Sunstone Hotel Investors, Inc.	29,120	315,078
Tanger, Inc.	18,447	665,383
Terreno Realty Corp.	16,750	1,100,308
Universal Health Realty Income Trust(c)	1,976	81,905
Urban Edge Properties	19,904	446,646
	Shares	Value
Real Estate-(continued)
Whitestone REIT	6,250	$119,250
Xenia Hotels & Resorts, Inc.	14,962	259,890
		14,620,598
Utilities-2.36%
American States Water Co.	6,093	470,806
Avista Corp.	13,062	541,681
California Water Service Group(c)	9,394	423,670
Chesapeake Utilities Corp.	3,851	474,905
Clearway Energy, Inc., Class C	18,281	752,446
H2O America(c)	4,960	286,837
Hawaiian Electric Industries, Inc.(b)	27,977	372,094
MDU Resources Group, Inc.	31,023	653,965
MGE Energy, Inc.	6,223	469,837
Middlesex Water Co.(c)	3,027	159,008
Northwest Natural Holding Co.	6,531	316,688
Otter Tail Corp.(c)	6,392	553,931
Unitil Corp.	2,737	136,932
		5,612,800
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $179,082,746)		237,531,183
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.14%
Invesco Private Government Fund, 3.58%(f)(g)(h)	12,102,547	12,102,547
Invesco Private Prime Fund, 3.75%(f)(g)(h)	31,009,489	31,015,691
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $43,116,619)		43,118,238
TOTAL INVESTMENTS IN SECURITIES-118.06% (Cost $222,199,365)		280,649,421
OTHER ASSETS LESS LIABILITIES-(18.06)%		(42,926,690)
NET ASSETS-100.00%		$237,722,731

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2026 represented less than 1% of the Fund’s Net Assets.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
May 31, 2026
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$114,199	$5,208,425	$(5,322,624)	$-	$-	$-	$3,158
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,870,958	57,738,999	(51,507,410)	-	-	12,102,547	308,984 *
Invesco Private Prime Fund	15,289,998	125,101,113	(109,371,871)	628	(4,177)	31,015,691	836,685 *
Total	$21,275,155	$188,048,537	$(166,201,905)	$628	$(4,177)	$43,118,238	$1,148,827

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® GARP ETF (GRPZ)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Communication Services-1.52%
CarGurus, Inc.(b)(c)	590	$17,617
Yelp, Inc.(b)(c)	796	18,149
		35,766
Consumer Discretionary-11.68%
Asbury Automotive Group, Inc.(b)	91	17,082
Boot Barn Holdings, Inc.(b)	116	19,705
Brinker International, Inc.(b)	151	21,499
Cavco Industries, Inc.(b)	38	20,388
Cheesecake Factory, Inc. (The)(c)	374	24,699
Covista, Inc.(b)	326	38,403
Dorman Products, Inc.(b)(c)	166	20,571
Dream Finders Homes, Inc., Class A(b)(c)	1,566	24,210
Green Brick Partners, Inc.(b)	369	24,819
Installed Building Products, Inc.	80	16,798
Stride, Inc.(b)	290	26,790
XPEL, Inc.(b)(c)(d)	434	19,843
		274,807
Consumer Staples-2.55%
Cal-Maine Foods, Inc.(c)	453	33,848
Interparfums, Inc.	277	26,141
		59,989
Energy-12.15%
Bristow Group, Inc.	651	27,107
Cactus, Inc., Class A	737	42,775
International Seaways, Inc.	778	60,054
Liberty Energy, Inc., Class A	1,373	40,174
Oceaneering International, Inc.(b)(c)	842	32,190
SM Energy Co.	1,128	34,641
Tidewater, Inc.(b)(c)	667	49,018
		285,959
Financials-27.86%
Ameris Bancorp(c)	310	26,136
Axos Financial, Inc.(b)	403	35,025
BancFirst Corp.	217	23,933
Bancorp, Inc. (The)(b)	490	27,028
Cathay General Bancorp	531	30,617
City Holding Co.(c)	182	22,624
Employers Holdings, Inc.	452	19,662
EVERTEC, Inc.	700	17,129
First Bancorp	1,099	26,354
First Commonwealth Financial Corp.	1,242	23,524
First Financial Bancorp	921	28,330
First Hawaiian, Inc.	780	21,044
Fulton Financial Corp.	1,087	23,577
HCI Group, Inc.	147	22,648
Lakeland Financial Corp.	395	23,949
Mercury General Corp.	211	20,684
National Bank Holdings Corp., Class A	491	20,539
NMI Holdings, Inc., Class A(b)	500	17,950
OFG Bancorp	523	23,828
Palomar Holdings, Inc.(b)	264	28,259
Pathward Financial, Inc.	337	27,715
PJT Partners, Inc., Class A	107	16,360
Preferred Bank(c)	349	33,441
PROG Holdings, Inc.	584	21,474
S&T Bancorp, Inc.	509	22,951
	Shares	Value
Financials-(continued)
Westamerica Bancorporation	403	$22,363
WSFS Financial Corp.(c)	401	28,651
		655,795
Health Care-16.47%
Acadia Pharmaceuticals, Inc.(b)	1,066	23,090
ADMA Biologics, Inc.(b)(c)	1,942	15,497
Alkermes PLC(b)(c)	726	30,630
Amphastar Pharmaceuticals, Inc.(b)(c)	912	17,191
Catalyst Pharmaceuticals, Inc.(b)	1,700	53,091
Corcept Therapeutics, Inc.(b)(c)	321	22,306
CorVel Corp.(b)	282	17,413
Harmony Biosciences Holdings, Inc.(b)(c)	898	28,368
Krystal Biotech, Inc.(b)(c)	158	48,827
Progyny, Inc.(b)	1,210	30,928
TG Therapeutics, Inc.(b)(c)	1,199	45,490
TransMedics Group, Inc.(b)(c)	286	19,219
UFP Technologies, Inc.(b)(c)	162	35,656
		387,706
Industrials-17.23%
Armstrong World Industries, Inc.	104	16,422
AZZ, Inc.(c)	293	39,704
CSW Industrials, Inc.(c)	62	17,172
DNOW, Inc.(b)	2,089	26,718
DXP Enterprises, Inc.(b)	292	42,358
Enerpac Tool Group Corp.	510	17,080
Everus Construction Group, Inc.(b)(c)	190	28,266
Federal Signal Corp.	199	21,233
Greenbrier Cos., Inc. (The)(c)	391	18,420
Kadant, Inc.(c)	67	21,385
Liquidity Services, Inc.(b)	665	24,080
Powell Industries, Inc.(c)	307	87,317
Rush Enterprises, Inc., Class A	370	25,652
SkyWest, Inc.(b)	231	19,785
		405,592
Information Technology-8.08%
Axcelis Technologies, Inc.(b)(c)	254	38,204
Badger Meter, Inc.(c)	130	16,107
Clear Secure, Inc., Class A	754	41,810
Itron, Inc.(b)	198	16,331
MARA Holdings, Inc.(b)(c)	2,035	29,263
OSI Systems, Inc.(b)(c)	77	16,690
Photronics, Inc.(b)(c)	498	16,110
Sprinklr, Inc., Class A(b)	2,810	15,680
		190,195
Materials-2.27%
Sylvamo Corp.	370	14,530
Worthington Steel, Inc.	922	38,899
		53,429
Total Common Stocks & Other Equity Interests (Cost $2,076,126)		2,349,238
Money Market Funds-0.21%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(e)(f) (Cost $4,863)	4,863	4,863
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $2,080,989)		2,354,101
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® GARP ETF (GRPZ)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-41.63%
Invesco Private Government Fund, 3.58%(e)(f)(g)	273,281	$273,281
Invesco Private Prime Fund, 3.75%(e)(f)(g)	706,334	706,475
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $979,725)		979,756
TOTAL INVESTMENTS IN SECURITIES-141.65% (Cost $3,060,714)		3,333,857
OTHER ASSETS LESS LIABILITIES-(41.65)%		(980,218)
NET ASSETS-100.00%		$2,353,639

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2026 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,410	$47,766	$(46,313)	$-	$-	$4,863	$73
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	199,703	1,737,383	(1,663,805)	-	-	273,281	5,565 *
Invesco Private Prime Fund	516,087	4,112,980	(3,922,551)	(1)	(40)	706,475	14,988 *
Total	$719,200	$5,898,129	$(5,632,669)	$(1)	$(40)	$984,619	$20,626

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.68%
Communication Services-1.95%
John Wiley & Sons, Inc., Class A(b)	33,496	$1,409,512
Consumer Discretionary-4.11%
Ethan Allen Interiors, Inc.(b)	62,406	1,286,812
Wendy’s Co. (The)(b)	219,367	1,689,126
		2,975,938
Consumer Staples-10.02%
Cal-Maine Foods, Inc.(b)	29,592	2,211,114
Edgewell Personal Care Co.	41,854	733,282
Fresh Del Monte Produce, Inc.	20,367	654,595
Interparfums, Inc.(b)	9,317	879,245
J&J Snack Foods Corp.	8,298	631,644
Reynolds Consumer Products, Inc.	37,691	816,764
Universal Corp.	25,610	1,328,391
		7,255,035
Energy-7.09%
California Resources Corp.	16,315	967,316
Kinetik Holdings, Inc., Class A(b)	50,413	2,316,477
Kodiak Gas Services, Inc.	27,630	1,847,066
		5,130,859
Financials-22.36%
Adamas Trust, Inc.	205,325	1,888,990
Apollo Commercial Real Estate Finance, Inc.(b)	150,327	1,647,584
Arbor Realty Trust, Inc.(b)	292,018	1,679,103
ARMOUR Residential REIT, Inc.(b)	127,560	2,187,654
Ellington Financial, Inc.	120,943	1,641,197
Franklin BSP Realty Trust, Inc.	201,661	1,748,401
PennyMac Mortgage Investment Trust(b)	141,189	1,476,837
Redwood Trust, Inc.	336,421	1,823,402
Two Harbors Investment Corp.	170,097	2,097,296
		16,190,464
Health Care-2.49%
Perrigo Co. PLC	127,421	1,408,002
U.S. Physical Therapy, Inc.(b)	6,118	393,143
		1,801,145
Industrials-11.37%
Apogee Enterprises, Inc.	16,634	638,912
Deluxe Corp.	50,008	1,214,694
HNI Corp.	15,381	479,733
Korn Ferry	9,779	684,335
ManpowerGroup, Inc.	36,399	1,151,300
MillerKnoll, Inc.	47,172	763,243
Robert Half, Inc.	70,493	2,075,314
Trinity Industries, Inc.(b)	37,767	1,225,162
		8,232,693
Materials-5.61%
Eastman Chemical Co.	17,408	1,320,745
	Shares	Value
Materials-(continued)
Innospec, Inc.	6,261	$519,287
Kaiser Aluminum Corp.	4,580	833,743
Stepan Co.	13,994	739,583
Sylvamo Corp.	16,589	651,450
		4,064,808
Real Estate-23.14%
American Assets Trust, Inc.	89,567	2,086,911
Apple Hospitality REIT, Inc.	148,346	2,179,203
Easterly Government Properties, Inc.	92,617	2,220,956
Global Net Lease, Inc.	234,059	2,193,133
Highwoods Properties, Inc.	65,223	1,702,320
Innovative Industrial Properties, Inc.(b)	46,727	2,709,699
Saul Centers, Inc.	53,640	1,859,162
Universal Health Realty Income Trust	43,405	1,799,137
		16,750,521
Utilities-11.54%
American States Water Co.	8,185	632,455
Avista Corp.	28,751	1,192,304
California Water Service Group	14,111	636,406
Clearway Energy, Inc., Class C	33,844	1,393,019
H2O America(b)	14,794	855,537
MDU Resources Group, Inc.	30,173	636,047
Middlesex Water Co.	11,687	613,918
Northwest Natural Holding Co.	20,326	985,608
Otter Tail Corp.(b)	6,615	573,256
Unitil Corp.	16,786	839,803
		8,358,353
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.68% (Cost $72,304,692)		72,169,328
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.60%
Invesco Private Government Fund, 3.58%(c)(d)(e)	3,141,016	3,141,016
Invesco Private Prime Fund, 3.75%(c)(d)(e)	8,150,194	8,151,824
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,292,608)		11,292,840
TOTAL INVESTMENTS IN SECURITIES-115.28% (Cost $83,597,300)		83,462,168
OTHER ASSETS LESS LIABILITIES-(15.28)%		(11,059,983)
NET ASSETS-100.00%		$72,402,185

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)—(continued)
May 31, 2026
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,055,278	$(4,055,278)	$-	$-	$-	$1,638
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,341,230	37,425,940	(38,626,154)	-	-	3,141,016	113,861 *
Invesco Private Prime Fund	11,294,215	83,414,942	(86,555,756)	(142)	(1,435)	8,151,824	309,904 *
Total	$15,635,445	$124,896,160	$(129,237,188)	$(142)	$(1,435)	$11,292,840	$425,403

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Low Volatility ETF (XSLV)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Consumer Discretionary-2.14%
Acushnet Holdings Corp.	20,926	$1,857,810
ADT, Inc.	258,085	1,731,750
Buckle, Inc. (The)	30,994	1,421,695
		5,011,255
Consumer Staples-5.29%
Fresh Del Monte Produce, Inc.(b)	47,461	1,525,396
National Beverage Corp.(b)(c)	52,930	1,957,881
PriceSmart, Inc.	10,749	1,827,222
Reynolds Consumer Products, Inc.	86,955	1,884,315
Tootsie Roll Industries, Inc.(b)	44,117	1,663,652
Universal Corp.	34,771	1,803,572
WD-40 Co.	8,664	1,732,540
		12,394,578
Energy-0.78%
World Kinect Corp.	63,507	1,829,637
Financials-47.97%
Ameris Bancorp	22,133	1,866,033
AMERISAFE, Inc.	58,111	1,781,102
Apollo Commercial Real Estate Finance, Inc.(b)	224,244	2,457,714
ARMOUR Residential REIT, Inc.(b)	114,271	1,959,748
Artisan Partners Asset Management, Inc., Class A(b)	49,205	1,842,235
Assured Guaranty Ltd.	31,103	2,308,154
BancFirst Corp.(b)	15,296	1,686,996
Bank of Hawaii Corp.	23,711	1,816,263
Banner Corp.	27,848	1,810,120
Blackstone Mortgage Trust, Inc., Class A(b)	113,315	2,071,398
Capitol Federal Financial, Inc.	231,909	1,801,933
Cathay General Bancorp	31,386	1,809,717
Central Pacific Financial Corp.	52,893	1,817,404
City Holding Co.(b)	19,114	2,376,061
Cohen & Steers, Inc.	25,118	1,753,236
Community Financial System, Inc.	30,069	1,913,591
CVB Financial Corp.(b)	88,249	1,796,750
Ellington Financial, Inc.	193,307	2,623,176
Employers Holdings, Inc.	45,065	1,960,328
Enact Holdings, Inc.	49,470	2,067,351
FB Financial Corp.	31,431	1,656,099
First Bancorp	77,193	1,851,088
First Bancorp/Southern Pines NC(b)	28,872	1,698,540
First Commonwealth Financial Corp.	110,081	2,084,934
First Financial Bancorp	59,220	1,821,607
First Hawaiian, Inc.	70,345	1,897,908
Franklin BSP Realty Trust, Inc.	199,343	1,728,304
Fulton Financial Corp.	80,036	1,735,981
Hilltop Holdings, Inc.	54,248	2,046,235
Horace Mann Educators Corp.	51,239	2,343,159
Independent Bank Corp.	21,892	1,731,219
Lakeland Financial Corp.	29,982	1,817,809
MarketAxess Holdings, Inc.	12,045	1,566,332
Mercury General Corp.	18,386	1,802,380
National Bank Holdings Corp., Class A	42,512	1,778,277
NBT Bancorp, Inc.	40,686	1,881,321
NMI Holdings, Inc., Class A(c)	49,787	1,787,353
Northwest Bancshares, Inc.	140,153	1,983,165
OFG Bancorp	40,358	1,838,711
Park National Corp.	10,574	1,814,075
Pathward Financial, Inc.	19,362	1,592,331
PennyMac Mortgage Investment Trust	168,235	1,759,738
	Shares	Value
Financials-(continued)
Preferred Bank(b)	19,372	$1,856,225
Provident Financial Services, Inc.	76,203	1,690,945
Radian Group, Inc.	55,841	1,906,970
Renasant Corp.	42,914	1,747,458
Rithm Capital Corp.(b)	223,162	2,079,870
S&T Bancorp, Inc.	44,403	2,002,131
Safety Insurance Group, Inc.	32,504	2,280,806
Seacoast Banking Corp. of Florida	56,001	1,697,390
Simmons First National Corp., Class A	80,574	1,728,312
Southside Bancshares, Inc.	60,721	1,989,220
Stellar Bancorp, Inc.	50,183	1,873,833
TrustCo Bank Corp.	38,968	2,018,932
Trustmark Corp.	44,816	1,979,075
United Community Banks, Inc.	53,571	1,765,164
WaFd, Inc.(b)	54,486	1,937,522
Westamerica Bancorporation	40,878	2,268,320
WSFS Financial Corp.	26,313	1,880,064
		112,438,113
Health Care-1.47%
Concentra Group Holdings Parent, Inc.	77,116	1,917,875
Prestige Consumer Healthcare, Inc.(b)(c)	32,005	1,521,198
		3,439,073
Industrials-5.37%
ABM Industries, Inc.	41,694	1,628,568
Armstrong World Industries, Inc.	11,599	1,831,482
Brady Corp., Class A	25,612	2,204,681
Franklin Electric Co., Inc.	17,090	1,681,314
Granite Construction, Inc.(b)	12,867	1,760,720
Korn Ferry	26,572	1,859,509
Lindsay Corp.	14,872	1,625,361
		12,591,635
Information Technology-0.85%
PC Connection, Inc.	28,672	1,995,284
Materials-1.82%
Balchem Corp.	13,750	2,155,037
Innospec, Inc.	25,502	2,115,136
		4,270,173
Real Estate-24.47%
Acadia Realty Trust	94,808	2,087,672
American Assets Trust, Inc.	91,559	2,133,325
Apple Hospitality REIT, Inc.	149,910	2,202,178
Broadstone Net Lease, Inc.	128,240	2,594,295
Centerspace(b)	28,291	1,909,077
Curbline Properties Corp.(b)	83,752	2,439,696
DiamondRock Hospitality Co.	169,535	1,863,190
Easterly Government Properties, Inc.	91,635	2,197,407
Essential Properties Realty Trust, Inc.	86,053	2,631,501
Four Corners Property Trust, Inc.	112,610	2,803,989
Getty Realty Corp.(b)	72,418	2,355,758
Global Net Lease, Inc.	226,900	2,126,053
Highwoods Properties, Inc.	69,160	1,805,076
LTC Properties, Inc.(b)	68,832	2,575,005
LXP Industrial Trust	39,343	2,031,672
Millrose Properties, Inc.	65,398	1,845,532
NexPoint Residential Trust, Inc.	56,621	1,645,406
Phillips Edison & Co., Inc.	73,447	2,948,897
Ryman Hospitality Properties, Inc.	17,276	1,988,986
Saul Centers, Inc.(b)	69,699	2,415,767
Sunstone Hotel Investors, Inc.	175,882	1,903,043
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Real Estate-(continued)
Tanger, Inc.	57,578	$2,076,838
Terreno Realty Corp.	33,405	2,194,374
Universal Health Realty Income Trust	54,371	2,253,678
Urban Edge Properties	105,329	2,363,583
Whitestone REIT	102,609	1,957,780
		57,349,778
Utilities-9.64%
American States Water Co.	30,412	2,349,935
Avista Corp.	64,752	2,685,266
California Water Service Group	45,007	2,029,816
Chesapeake Utilities Corp.	18,891	2,329,638
H2O America(b)	34,851	2,015,433
MDU Resources Group, Inc.	95,371	2,010,421
MGE Energy, Inc.	31,084	2,346,842
Northwest Natural Holding Co.	52,293	2,535,688
Otter Tail Corp.(b)	23,637	2,048,382
Unitil Corp.	44,704	2,236,541
		22,587,962
Total Common Stocks & Other Equity Interests (Cost $225,299,781)		233,907,488
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $210,989)	210,989	210,989
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $225,510,770)		234,118,477
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.59%
Invesco Private Government Fund, 3.58%(d)(e)(f)	6,360,088	$6,360,088
Invesco Private Prime Fund, 3.75%(d)(e)(f)	20,810,601	20,814,763
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,173,804)		27,174,851
TOTAL INVESTMENTS IN SECURITIES-111.48% (Cost $252,684,574)		261,293,328
OTHER ASSETS LESS LIABILITIES-(11.48)%		(26,902,990)
NET ASSETS-100.00%		$234,390,338

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$215,978	$10,758,340	$(10,763,329)	$-	$-	$210,989	$8,278
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
May 31, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$8,757,908	$70,049,356	$(72,447,176)	$-	$-	$6,360,088	$234,048 *
Invesco Private Prime Fund	22,775,089	154,335,392	(156,294,636)	(215)	(867)	20,814,763	632,029 *
Total	$31,748,975	$235,143,088	$(239,505,141)	$(215)	$(867)	$27,385,840	$874,355

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Quality ETF (XSHQ)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-1.46%
CarGurus, Inc.(b)	77,078	$2,301,549
QuinStreet, Inc.(b)	30,021	375,863
Yelp, Inc.(b)(c)	34,658	790,202
		3,467,614
Consumer Discretionary-14.43%
Academy Sports & Outdoors, Inc.	30,362	1,603,114
Acushnet Holdings Corp.	18,270	1,622,011
Brinker International, Inc.(b)(c)	42,550	6,058,269
Buckle, Inc. (The)	24,908	1,142,530
Cavco Industries, Inc.(b)	4,842	2,597,830
Champion Homes, Inc.(b)	31,788	2,340,550
Covista, Inc.(b)	20,847	2,455,777
Dorman Products, Inc.(b)(c)	17,027	2,109,986
Installed Building Products, Inc.	14,746	3,096,365
Kontoor Brands, Inc.	44,868	3,220,176
LCI Industries	13,386	1,459,342
Leggett & Platt, Inc.	97,017	996,364
Monarch Casino & Resort, Inc.	7,739	930,692
Sally Beauty Holdings, Inc.(b)(c)	52,913	702,685
Stride, Inc.(b)(c)	26,905	2,485,484
Wolverine World Wide, Inc.	50,050	878,377
XPEL, Inc.(b)(c)(d)	12,457	569,534
		34,269,086
Consumer Staples-3.01%
Cal-Maine Foods, Inc.(c)	32,526	2,430,343
Energizer Holdings, Inc.(c)	31,429	572,636
Interparfums, Inc.	11,100	1,047,507
National Beverage Corp.(b)(c)	17,460	645,845
Tootsie Roll Industries, Inc.(c)	11,679	440,415
WD-40 Co.	10,114	2,022,497
		7,159,243
Energy-4.39%
Cactus, Inc., Class A	37,752	2,191,126
CVR Energy, Inc.(c)	23,344	775,488
Dorian LPG Ltd.	20,646	830,382
Magnolia Oil & Gas Corp., Class A(c)	96,089	2,628,995
Oceaneering International, Inc.(b)(c)	55,943	2,138,701
Tidewater, Inc.(b)(c)	25,202	1,852,095
		10,416,787
Financials-23.47%
AMERISAFE, Inc.	13,647	418,281
Artisan Partners Asset Management, Inc., Class A	97,754	3,659,910
Axos Financial, Inc.(b)	30,316	2,634,764
BancFirst Corp.(c)	11,825	1,304,179
Bancorp, Inc. (The)(b)	32,951	1,817,577
City Holding Co.	7,753	963,775
Cohen & Steers, Inc.	23,538	1,642,952
Enact Holdings, Inc.(c)	15,986	668,055
EVERTEC, Inc.	36,164	884,933
First Bancorp	94,551	2,267,333
HCI Group, Inc.	8,653	1,333,168
Lakeland Financial Corp.(c)	14,285	866,100
Lincoln National Corp.	101,637	3,586,770
MarketAxess Holdings, Inc.	21,731	2,825,899
Mercury General Corp.	18,210	1,785,126
Moelis & Co., Class A(c)	70,673	4,755,586
NMI Holdings, Inc., Class A(b)	44,713	1,605,197
OFG Bancorp	23,469	1,069,248
	Shares	Value
Financials-(continued)
Palomar Holdings, Inc.(b)	19,454	$2,082,356
Park National Corp.	7,692	1,319,640
Pathward Financial, Inc.	15,535	1,277,598
Piper Sandler Cos.	40,692	3,190,660
PJT Partners, Inc., Class A	32,009	4,894,176
Preferred Bank	6,492	622,063
PROG Holdings, Inc.	23,914	879,318
Radian Group, Inc.	70,901	2,421,269
United Fire Group, Inc.	12,449	551,864
Virtus Investment Partners, Inc.(c)	3,368	481,725
Westamerica Bancorporation	13,760	763,542
Western Union Co. (The)(c)	385,782	3,136,408
		55,709,472
Health Care-9.38%
Acadia Pharmaceuticals, Inc.(b)	64,588	1,398,976
ADMA Biologics, Inc.(b)(c)	154,328	1,231,537
Alkermes PLC(b)(c)	98,746	4,166,094
Catalyst Pharmaceuticals, Inc.(b)	91,631	2,861,636
CorVel Corp.(b)	24,592	1,518,556
Harmony Biosciences Holdings, Inc.(b)	22,259	703,162
Innoviva, Inc.(b)	41,861	896,663
Pediatrix Medical Group, Inc.(b)	71,158	1,532,743
Progyny, Inc.(b)	66,268	1,693,810
Select Medical Holdings Corp.	71,120	1,173,480
TG Therapeutics, Inc.(b)(c)	134,191	5,091,207
		22,267,864
Industrials-21.41%
Alamo Group, Inc.(c)	6,171	930,031
Armstrong World Industries, Inc.	31,321	4,945,586
AZZ, Inc.	19,353	2,622,525
Enerpac Tool Group Corp.	28,826	965,383
Everus Construction Group, Inc.(b)	34,033	5,063,090
Federal Signal Corp.	35,375	3,774,513
Franklin Electric Co., Inc.	21,530	2,118,121
Gibraltar Industries, Inc.(b)(c)	18,101	699,604
Griffon Corp.	21,162	1,861,833
HNI Corp.	26,025	811,720
Interface, Inc.	37,659	1,114,706
Korn Ferry	27,700	1,938,446
Lindsay Corp.	5,959	651,259
Liquidity Services, Inc.(b)	14,473	524,067
Matson, Inc.(c)	15,838	2,871,429
Mueller Water Products, Inc., Class A	93,129	2,347,782
MYR Group, Inc.(b)	8,984	4,178,099
Powell Industries, Inc.	17,009	4,837,700
Robert Half, Inc.	56,031	1,649,553
SkyWest, Inc.(b)	22,005	1,884,728
Upwork, Inc.(b)(c)	109,633	966,963
Zurn Elkay Water Solutions Corp.	86,748	4,077,156
		50,834,294
Information Technology-19.77%
A10 Networks, Inc.(c)	38,247	1,152,765
ACI Worldwide, Inc.(b)	63,489	2,772,565
Adeia, Inc.(c)	66,207	1,769,051
Arlo Technologies, Inc.(b)(c)	58,178	776,095
Badger Meter, Inc.(c)	20,079	2,487,788
BlackLine, Inc.(b)(c)	37,617	1,105,940
Clear Secure, Inc., Class A	115,862	6,424,548
Enphase Energy, Inc.(b)(c)	74,275	5,077,439
ePlus, Inc.	15,776	1,295,052
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Information Technology-(continued)
Knowles Corp.(b)	58,137	$2,174,905
LiveRamp Holdings, Inc.(b)(c)	35,067	1,317,116
NetScout Systems, Inc.(b)(c)	48,811	2,031,514
Plexus Corp.(b)	12,703	3,408,977
Qorvo, Inc.(b)	47,343	4,902,841
Sanmina Corp.(b)	28,184	7,320,230
Sprinklr, Inc., Class A(b)	76,628	427,584
Teradata Corp.(b)(c)	72,861	2,480,917
		46,925,327
Materials-1.60%
Balchem Corp.	18,936	2,967,838
Sylvamo Corp.	21,033	825,966
		3,793,804
Real Estate-0.96%
LXP Industrial Trust	44,096	2,277,117
Total Common Stocks & Other Equity Interests (Cost $222,374,909)		237,120,608
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(e)(f) (Cost $131,650)	131,650	131,650
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $222,506,559)		237,252,258
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.63%
Invesco Private Government Fund, 3.58%(e)(f)(g)	14,947,424	$14,947,424
Invesco Private Prime Fund, 3.75%(e)(f)(g)	38,770,740	38,778,494
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $53,724,261)		53,725,918
TOTAL INVESTMENTS IN SECURITIES-122.57% (Cost $276,230,820)		290,978,176
OTHER ASSETS LESS LIABILITIES-(22.57)%		(53,571,962)
NET ASSETS-100.00%		$237,406,214

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2026 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$552,502	$7,378,493	$(7,799,345)	$-	$-	$131,650	$5,835
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,203,821	112,154,605	(110,411,002)	-	-	14,947,424	322,238 *
Invesco Private Prime Fund	34,303,327	236,214,517	(231,738,142)	(291)	(917)	38,778,494	868,696 *
Total	$48,059,650	$355,747,615	$(349,948,489)	$(291)	$(917)	$53,857,568	$1,196,769

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)
May 31, 2026
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026 for each Fund (except for Invesco S&P 500 Concentrated QVM ETF). As of May 31, 2026, all of the securities in Invesco S&P 500 Concentrated QVM ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco ESG S&P 500 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$64,377,320	$-	$-	$64,377,320
Money Market Funds	19,970	386,278	-	406,248
Total Investments	$64,397,290	$386,278	$-	$64,783,568
Invesco MSCI North America Climate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,258,330,516	$-	$-	$2,258,330,516
Money Market Funds	1,340,157	11,826,452	-	13,166,609
Total Investments	$2,259,670,673	$11,826,452	$-	$2,271,497,125
Invesco MSCI USA ETF
Investments in Securities
Common Stocks & Other Equity Interests	$11,446,634,210	$-	$0	$11,446,634,210
Money Market Funds	12,171,133	118,658,384	-	130,829,517
Total Investments	$11,458,805,343	$118,658,384	$0	$11,577,463,727
Invesco Russell 1000 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$804,739,253	$-	$0	$804,739,253
Money Market Funds	801,213	128,361,538	-	129,162,751
Total Investments	$805,540,466	$128,361,538	$0	$933,902,004
Invesco S&P 500® High Beta ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,026,755,369	$-	$-	$1,026,755,369
Money Market Funds	680,795	66,553,461	-	67,234,256
Total Investments	$1,027,436,164	$66,553,461	$-	$1,093,989,625

	Level 1	Level 2	Level 3	Total
Invesco S&P 500 High Dividend Growers ETF
Investments in Securities
Common Stocks & Other Equity Interests	$11,042,382	$-	$-	$11,042,382
Money Market Funds	-	187,798	-	187,798
Total Investments	$11,042,382	$187,798	$-	$11,230,180
Invesco S&P 500® High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,210,794,481	$-	$-	$3,210,794,481
Money Market Funds	7,620,920	163,068,971	-	170,689,891
Total Investments in Securities	3,218,415,401	163,068,971	-	3,381,484,372
Other Investments - Assets*
Futures Contracts	570,395	-	-	570,395
Other Investments - Liabilities*
Futures Contracts	(233,655)	-	-	(233,655)
Total Other Investments	336,740	-	-	336,740
Total Investments	$3,218,752,141	$163,068,971	$-	$3,381,821,112
Invesco S&P 500® Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,885,352,304	$-	$-	$6,885,352,304
Money Market Funds	10,192,779	205,973,695	-	216,166,474
Total Investments in Securities	6,895,545,083	205,973,695	-	7,101,518,778
Other Investments - Assets*
Futures Contracts	1,514,450	-	-	1,514,450
Other Investments - Liabilities*
Futures Contracts	(209,118)	-	-	(209,118)
Total Other Investments	1,305,332	-	-	1,305,332
Total Investments	$6,896,850,415	$205,973,695	$-	$7,102,824,110
Invesco S&P 500® Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$19,873,218,871	$-	$-	$19,873,218,871
Money Market Funds	8,849,142	44,087,735	-	52,936,877
Total Investments	$19,882,068,013	$44,087,735	$-	$19,926,155,748
Invesco S&P 500 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,646,049,850	$-	$0	$1,646,049,850
Money Market Funds	-	14,339,898	-	14,339,898
Total Investments	$1,646,049,850	$14,339,898	$0	$1,660,389,748
Invesco S&P MidCap 400 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$422,425,770	$-	$-	$422,425,770
Money Market Funds	208,436	55,148,672	-	55,357,108
Total Investments	$422,634,206	$55,148,672	$-	$477,782,878
Invesco S&P MidCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$713,653,442	$-	$-	$713,653,442
Money Market Funds	747,144	101,355,512	-	102,102,656
Total Investments	$714,400,586	$101,355,512	$-	$815,756,098
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$237,531,183	$-	$0	$237,531,183
Money Market Funds	-	43,118,238	-	43,118,238
Total Investments	$237,531,183	$43,118,238	$0	$280,649,421

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap 600® GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,349,238	$-	$-	$2,349,238
Money Market Funds	4,863	979,756	-	984,619
Total Investments	$2,354,101	$979,756	$-	$3,333,857
Invesco S&P SmallCap High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$72,169,328	$-	$-	$72,169,328
Money Market Funds	-	11,292,840	-	11,292,840
Total Investments	$72,169,328	$11,292,840	$-	$83,462,168
Invesco S&P SmallCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$233,907,488	$-	$-	$233,907,488
Money Market Funds	210,989	27,174,851	-	27,385,840
Total Investments	$234,118,477	$27,174,851	$-	$261,293,328
Invesco S&P SmallCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$237,120,608	$-	$-	$237,120,608
Money Market Funds	131,650	53,725,918	-	53,857,568
Total Investments	$237,252,258	$53,725,918	$-	$290,978,176

*	Unrealized appreciation (depreciation).